UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3006

John Hancock Bond Trust
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2020

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Government Income Fund

Annual report 5/31/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A, Class B and Class C shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Global financial markets delivered strong returns during first half of the 12-month period ended May 31, 2020; however, heightened fears over the coronavirus (COVID-19) sent markets tumbling during the latter half of February and early March. Investors reacted by exiting higher-risk assets and moving into cash, leading to a liquidity crunch in the fixed-income markets.

In response to the sell-off, the U.S. Federal Reserve acted quickly, lowering interest rates to near zero and reinstating quantitative easing, as well as announcing its plans to shore up short-term debt. These steps, along with the passage of a $2 trillion federal economic stimulus bill, helped lift the markets during the last two months of the period, while credit spreads rebounded off their highs as liquidity concerns eased.

The continued spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Government Income Fund

2	Your fund at a glance
5	Manager's discussion of fund performance
7	A look at performance
9	Your expenses
11	Fund's investments
16	Financial statements
19	Financial highlights
24	Notes to financial statements
34	Report of independent registered public accounting firm
35	Tax information
36	Statement regarding liquidity risk management
39	Trustees and Officers
43	More information

ANNUAL REPORT   |   JOHN HANCOCK GOVERNMENT INCOME FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.

AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/2020 (%)

Class A shares (without sales charge)
Bloomberg Barclays U.S. Government Bond Index
Morningstar intermediate government bond fund category average
9.51
11.24
7.43
4.44
5.45
3.77
3.05
3.85
2.66
3.08
3.50
2.73
1 year
3 year
5 year
10 year

The Bloomberg Barclays U.S. Government Bond Index is an unmanaged index of U.S. Treasury and government agency bonds.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK GOVERNMENT INCOME FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Government bonds delivered strong gains

Slowing economic growth, a flight to quality from higher-risk assets, and the U.S. Federal Reserve's decision to cut interest rates to near zero contributed to the rally.

U.S. Treasuries outperformed

U.S. Treasuries generated impressive total returns, as did agency mortgage-backed securities.

The fund trailed its benchmark, the Bloomberg Barclays U.S. Government Bond Index

An overweight in securitized assets and a corresponding underweight in U.S. Treasuries were the leading causes of the shortfall.

PORTFOLIO COMPOSITION AS OF 5/31/2020 (%)

ANNUAL REPORT   |   JOHN HANCOCK GOVERNMENT INCOME FUND       3

QUALITY COMPOSITION AS OF 5/31/2020 (%)

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the fund's performance, resulting in losses to your investment. For more information, please refer to the "Principal risks" section of the prospectus.

ANNUAL REPORT   |   JOHN HANCOCK GOVERNMENT INCOME FUND       4

Manager's discussion of fund performance

How would you describe the investment backdrop during the 12 months ended May 31, 2020?

The government bond market performed very well, led by U.S. Treasuries. The yield on the 10-year Treasury note experienced a remarkable decline from 2.14% on May 31, 2019, to 0.65% on the final day of the period. (Prices and yields move in opposite directions.) Shorter-term debt staged an equally impressive rally, with the yield on the two-year note falling from 1.95% to 0.16%. The emergence of COVID-19 was the primary driver of these unusual moves. As officials shut down large portions of the economy in an effort to slow the spread of the virus, investors began to factor the likelihood of a recession into asset prices.

The ensuing sell-off in higher-risk market segments led to a surge in demand for higher-quality assets, which boosted U.S. Treasuries. Government bonds were further aided by the U.S. Federal Reserve's (Fed's) decision to cut short-term interest rates to near zero and institute several other measures designed to support the economy and markets. Agency mortgage-backed securities (MBS) also benefited from these developments, but other areas of the government bond market—including asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS)—didn't keep pace with the index.

What elements of the fund's positioning helped and hurt results?

Asset allocation was the primary detractor from relative performance. We typically seek to diversify the portfolio beyond U.S. Treasuries and into higher-yielding segments of the government bond market that aren't represented in the benchmark. The fund therefore typically has overweight positions in government-backed securitized assets such as agency MBS, ABS, and CMBS. This approach was a net detractor during the period. While the overweight in agency MBS was a positive, the benefit was outweighed by the effect of being overweight in ABS and CMBS. The underperformance of CMBS was particularly notable, as the COVID-19 crisis fueled worries that a growing number of commercial tenants would be unable to make their rent payments. Duration and yield curve positioning was also a modest negative due to the fund's shorter average duration (below-benchmark interest-rate sensitivity).

ANNUAL REPORT   |   JOHN HANCOCK GOVERNMENT INCOME FUND       5

What were some key aspects of your portfolio activity?

We gradually lowered portfolio risk during 2019 on the belief that valuations in the higher-yielding areas of the government bond market had become less compelling. We achieved this by reducing the fund's allocations to securitized assets and adding to its weighting in U.S. Treasuries. Overall, we maintained a steady approach that provided exposure to government bonds and sought to capitalize on relative values throughout the asset class.

We believe yields can stay low for some time, although it's possible the yield curve will steepen as the economic outlook improves. We closed the period with a neutral duration versus the index, and we favored short- to intermediate-term bonds based on our expectation that the Fed will remain accommodative for an extended period. We also saw a continued opportunity in agency MBS given that the Fed continues to buy securities in this area.

MANAGED BY

Howard C. Greene, CFA, Manulife IM (US)
Jeffrey N. Given, CFA, Manulife IM (US)

The views expressed in this report are exclusively those of Howard C. Greene, CFA, and Jeffrey N. Given, CFA, Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK GOVERNMENT INCOME FUND       6

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  MAY 31, 2020

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	5-year	10-year	as of 5-31-20	as of 5-31-20
Class A	5.12	2.21	2.66	11.57	29.97	0.32	0.25
Class B	3.65	1.85	2.44	9.62	27.26	-0.47	-0.48
Class C	7.64	2.22	2.28	11.62	25.27	-0.47	-0.47
Class I2,3	9.73	3.21	3.16	17.10	36.50	0.51	0.50
Class R6[2,3]	9.85	3.20	3.16	17.07	36.47	0.64	0.63
Index†	11.24	3.85	3.50	20.79	41.10	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report.Net expenses reflect contractual expense limitations in effect until September 30, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6
Gross (%)	1.04	1.79	1.79	0.79	0.68
Net (%)	0.98	1.78	1.78	0.78	0.67

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bloomberg Barclays U.S. Government Bond Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK GOVERNMENT INCOME FUND       7

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Government Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays U.S. Government Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B4	5-31-10	12,726	12,726	14,110
Class C4	5-31-10	12,527	12,527	14,110
Class I2,3	5-31-10	13,650	13,650	14,110
Class R6[2,3]	5-31-10	13,647	13,647	14,110

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays U.S. Government Bond Index is an unmanaged index of U.S. Treasury and government agency bonds.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	For certain types of investors, as described in the fund's prospectus.
3	Class I shares and Class R6 shares were first offered on 9-9-16 and 8-30-17, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
4	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK GOVERNMENT INCOME FUND       8

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2019, with the same investment held until May 31, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on December 1, 2019, with the same investment held until May 31, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
ANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	9

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 12-1-2019	Ending value on 5-31-2020	Expenses paid during period ended 5-31-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,067.60	$5.07	0.98%
	Hypothetical example	1,000.00	1,020.10	4.95	0.98%
Class B	Actual expenses/actual returns	1,000.00	1,062.30	9.18	1.78%
	Hypothetical example	1,000.00	1,016.10	8.97	1.78%
Class C	Actual expenses/actual returns	1,000.00	1,063.40	9.18	1.78%
	Hypothetical example	1,000.00	1,016.10	8.97	1.78%
Class I	Actual expenses/actual returns	1,000.00	1,068.70	4.03	0.78%
	Hypothetical example	1,000.00	1,021.10	3.94	0.78%
Class R6	Actual expenses/actual returns	1,000.00	1,068.10	3.46	0.67%
	Hypothetical example	1,000.00	1,021.70	3.39	0.67%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
10	JOHN HANCOCK GOVERNMENT INCOME FUND | ANNUAL REPORT

Fund’ s investments
AS OF 5-31-20
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 86.8%				$275,454,021
(Cost $257,382,926)
U.S. Government 60.4%				191,553,281
U.S. Treasury
Bond	2.000	02-15-50	2,850,000	3,258,018
Bond	2.375	11-15-49	12,875,000	15,866,426
Bond	2.875	05-15-43	4,450,000	5,797,863
Bond	2.875	11-15-46	8,345,000	11,076,358
Bond	2.875	05-15-49	4,534,000	6,118,775
Bond	3.125	08-15-44	7,475,000	10,175,052
Note	0.125	05-15-23	3,000,000	2,993,789
Note	0.375	04-30-25	8,000,000	8,027,188
Note	0.500	03-15-23	3,000,000	3,026,367
Note	0.500	03-31-25	3,000,000	3,028,477
Note	0.500	04-30-27	1,250,000	1,250,635
Note	0.625	03-31-27	2,500,000	2,522,754
Note	1.125	02-28-22	4,000,000	4,066,406
Note	1.125	02-28-25	5,000,000	5,198,633
Note	1.125	02-28-27	1,500,000	1,564,102
Note (A)	1.125	05-15-40	1,000,000	989,688
Note	1.375	02-15-23	1,000,000	1,032,305
Note	1.500	01-15-23	19,195,000	19,857,078
Note	1.500	02-15-30	10,650,000	11,511,984
Note	1.625	12-31-21	9,600,000	9,818,250
Note	1.750	12-31-24	40,000,000	42,665,625
Note	1.750	11-15-29	10,000,000	11,038,281
Note	3.000	10-31-25	9,350,000	10,669,227
U.S. Government Agency 26.4%				83,900,740
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	04-01-43	969,469	1,049,867
30 Yr Pass Thru	3.000	10-01-49	949,350	1,003,139
30 Yr Pass Thru	3.500	12-01-44	3,123,501	3,417,945
30 Yr Pass Thru	3.500	02-01-47	1,334,436	1,431,456
30 Yr Pass Thru	3.500	11-01-47	3,232,702	3,431,297
30 Yr Pass Thru	3.500	03-01-48	2,221,462	2,355,117
30 Yr Pass Thru	3.500	06-01-49	1,474,175	1,562,895
30 Yr Pass Thru	4.000	12-01-40	658,588	724,107
30 Yr Pass Thru	4.000	01-01-41	727,399	799,764
30 Yr Pass Thru	4.000	01-01-41	819,219	900,719
30 Yr Pass Thru	4.000	11-01-43	1,103,764	1,212,537
30 Yr Pass Thru	4.000	12-01-46	1,292,433	1,403,593
30 Yr Pass Thru	4.000	06-01-47	1,212,430	1,307,587
Note	0.375	04-20-23	5,000,000	5,011,737
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	11

Fund’ s investments
	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Federal National Mortgage Association
15 Yr Pass Thru	3.000	03-01-28	1,112,035	$1,180,523
30 Yr Pass Thru	3.000	10-01-49	2,405,482	2,541,774
30 Yr Pass Thru	3.000	11-01-49	2,396,703	2,524,259
30 Yr Pass Thru	3.000	11-01-49	2,416,974	2,553,918
30 Yr Pass Thru	3.500	07-01-43	1,782,089	1,952,828
30 Yr Pass Thru	3.500	03-01-44	834,688	915,441
30 Yr Pass Thru	3.500	01-01-45	4,232,794	4,646,267
30 Yr Pass Thru	3.500	04-01-45	3,813,668	4,137,337
30 Yr Pass Thru	3.500	07-01-47	1,548,630	1,643,767
30 Yr Pass Thru	3.500	05-01-48	1,348,079	1,474,287
30 Yr Pass Thru	3.500	10-01-49	1,784,261	1,894,989
30 Yr Pass Thru	4.000	09-01-40	1,943,489	2,136,270
30 Yr Pass Thru	4.000	12-01-40	1,336,246	1,468,792
30 Yr Pass Thru	4.000	09-01-41	1,381,070	1,516,336
30 Yr Pass Thru	4.000	10-01-41	1,267,033	1,397,465
30 Yr Pass Thru	4.000	01-01-42	672,529	741,761
30 Yr Pass Thru	4.000	07-01-42	1,625,197	1,794,024
30 Yr Pass Thru	4.000	11-01-42	3,262,647	3,582,200
30 Yr Pass Thru	4.000	11-01-43	2,852,217	3,158,311
30 Yr Pass Thru	4.000	12-01-43	1,572,977	1,729,005
30 Yr Pass Thru	4.500	08-01-40	1,299,277	1,454,108
30 Yr Pass Thru	4.500	06-01-41	2,292,608	2,560,799
30 Yr Pass Thru	4.500	07-01-41	2,121,488	2,369,660
30 Yr Pass Thru	4.500	11-01-41	401,761	449,387
30 Yr Pass Thru	4.500	02-01-42	1,348,161	1,499,971
30 Yr Pass Thru	4.500	04-01-48	1,772,320	1,939,215

Note	0.625	04-22-25	5,000,000	5,026,286
Collateralized mortgage obligations 10.1%				$32,047,385
(Cost $32,055,973)
Commercial and residential 2.1%				6,545,373
Citigroup Mortgage Loan Trust, Inc. Series 2018-RP1, Class A1 (B)(C)	3.000	09-25-64	1,491,985	1,534,042
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2012-CR2, Class XA IO	1.630	08-15-45	3,747,970	103,692
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-HSBC, Class XA IO (B)	1.431	07-05-32	4,732,902	122,501
Seasoned Credit Risk Transfer Trust
Series 2018-3, Class MA	3.500	08-25-57	2,054,433	2,192,442
Series 2019-1, Class MA	3.500	07-25-58	1,522,053	1,628,705
Series 2019-2, Class MA	3.500	08-25-58	899,170	963,991
U.S. Government Agency 8.0%				25,502,012
Federal Home Loan Mortgage Corp.
12	JOHN HANCOCK GOVERNMENT INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 4083, Class PB	3.500	09-15-41	4,046,128	$4,347,801
Series 4459, Class CA	5.000	12-15-34	96,625	106,166
Series K017, Class X1 IO	1.286	12-25-21	3,361,011	48,392
Series K018, Class A2	2.789	01-25-22	1,929,494	1,979,735
Series K018, Class X1 IO	1.300	01-25-22	3,261,865	49,099
Series K022, Class X1 IO	1.194	07-25-22	8,611,217	174,884
Series K026, Class X1 IO	0.970	11-25-22	4,188,754	80,651
Series K030, Class X1 IO	0.178	04-25-23	46,497,036	213,328
Series K032, Class A1	3.016	02-25-23	641,635	663,236
Series K038, Class X1 IO	1.126	03-25-24	6,602,277	232,897
Series K048, Class X1 IO	0.243	06-25-25	5,058,383	54,940
Series K050, Class X1 IO	0.324	08-25-25	72,517,484	1,095,928
Series K053, Class X1 IO	0.887	12-25-25	27,695,635	1,157,719
Series K054, Class X1 IO	1.172	01-25-26	21,565,762	1,164,590
Series K715, Class X1 IO	1.101	01-25-21	34,133,970	170,530
Series K716, Class A2	3.130	06-25-21	570,166	579,885
Series K718, Class X1 IO	0.603	01-25-22	20,309,373	145,791
Series K720, Class X1 IO	0.522	08-25-22	62,900,211	508,856
Series K722, Class X1 IO	1.307	03-25-23	26,241,101	743,363
Series K725, Class A1	2.666	05-25-23	1,174,269	1,210,298
Series KSMC, Class A2	2.615	01-25-23	2,000,000	2,090,301
Federal National Mortgage Association
Series 1993-225, Class TK	6.500	12-25-23	101,388	106,170
Series 2013-40, Class DG	2.000	06-25-37	457,328	458,422
Series 2014-44, Class DA	3.000	07-25-36	890,758	953,622
Series 2014-49, Class CA	3.000	08-25-44	828,484	876,618
Series 2018-M7, Class A1 (C)	3.052	03-25-28	1,857,044	2,021,474
Government National Mortgage Association
Series 2012-114, Class IO	0.760	01-16-53	1,516,204	55,928
Series 2013-30, Class A	1.500	05-16-42	406,364	406,874
Series 2015-7, Class IO	0.734	01-16-57	13,659,522	602,483
Series 2017-109, Class IO	0.599	04-16-57	2,527,526	118,077
Series 2017-124, Class IO	0.712	01-16-59	2,710,090	145,553
Series 2017-140, Class IO	0.618	02-16-59	1,705,834	91,232
Series 2017-20, Class IO	0.733	12-16-58	3,898,999	203,667
Series 2017-41, Class IO	0.766	07-16-58	2,586,733	146,185
Series 2017-46, Class IO	0.616	11-16-57	2,981,139	150,429
Series 2017-54, Class IO	0.636	12-16-58	16,906,779	841,726
Series 2017-61, Class IO	0.764	05-16-59	1,877,370	114,817
Series 2017-74, Class IO	0.718	09-16-58	2,953,818	140,942
Series 2017-89, Class IO	0.765	07-16-59	3,466,126	224,555
Series 2018-114, Class IO	0.555	04-16-60	3,623,269	197,728
Series 2018-68, Class A	2.850	04-16-50	686,413	710,751

Series 2018-9, Class IO	0.557	01-16-60	2,165,959	116,369
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	13

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities 1.0%				$2,988,988
(Cost $3,015,534)
Asset backed securities 1.0%				2,988,988
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (1 month LIBOR + 0.240%) (B)(D)	0.408	07-25-36	185,709	184,008
Pennsylvania Higher Education Assistance Agency Series 2006-2, Class A3 (3 month LIBOR + 0.130%) (D)	1.121	10-25-36	858,424	807,657
TAL Advantage V LLC Series 2014-1A, Class A (B)	3.510	02-22-39	146,250	144,510
Towd Point Mortgage Trust
Series 2017-1, Class A1 (B)(C)	2.750	10-25-56	103,002	104,487
Series 2017-2, Class A1 (B)(C)	2.750	04-25-57	79,223	80,355
Series 2017-3, Class A1 (B)(C)	2.750	07-25-57	1,056,981	1,073,164
Series 2017-5, Class A1 (1 month LIBOR + 0.600%) (B)(D)	0.768	02-25-57	605,133	594,807

	Yield (%)	Shares	Value
Short-term investments 1.7%			$5,396,628
(Cost $5,396,828)
Short-term funds 1.7%			5,396,628
John Hancock Collateral Trust (E)	0.3653(F)	539,032	5,396,628

Total investments (Cost $297,851,261) 99.6%	$315,887,022
Other assets and liabilities, net 0.4%	1,337,502
Total net assets 100.0%	$317,224,524

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 5-31-20.
14	JOHN HANCOCK GOVERNMENT INCOME FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	91	Long	Sep 2020	$20,094,126	$20,096,781	$2,655
5-Year U.S. Treasury Note Futures	101	Long	Sep 2020	12,672,553	12,688,126	15,573
						$18,228
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 5-31-20, the aggregate cost of investments for federal income tax purposes was $298,580,597. Net unrealized appreciation aggregated to $17,324,653, of which $19,466,340 related to gross unrealized appreciation and $2,141,687 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	15

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-20

Assets
Unaffiliated investments, at value (Cost $292,454,433)	$310,490,394
Affiliated investments, at value (Cost $5,396,828)	5,396,628
Total investments, at value (Cost $297,851,261)	315,887,022
Receivable for futures variation margin	30,655
Collateral held at broker for futures contracts	243,195
Interest receivable	1,232,377
Receivable for fund shares sold	1,260,400
Receivable for securities lending income	2,241
Receivable from affiliates	1,142
Other assets	49,774
Total assets	318,706,806
Liabilities
Distributions payable	15,819
Payable for delayed delivery securities purchased	995,168
Payable for fund shares repurchased	354,608
Payable to affiliates
Accounting and legal services fees	20,748
Transfer agent fees	30,680
Distribution and service fees	7,321
Trustees' fees	202
Other liabilities and accrued expenses	57,736
Total liabilities	1,482,282
Net assets	$317,224,524
Net assets consist of
Paid-in capital	$310,368,378
Total distributable earnings (loss)	6,856,146
Net assets	$317,224,524

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($248,741,215 ÷ 24,709,336 shares)[1]	$10.07
Class B ($269,468 ÷ 26,782 shares)[1]	$10.06
Class C ($8,647,038 ÷ 859,039 shares)[1]	$10.07
Class I ($21,616,549 ÷ 2,145,684 shares)	$10.07
Class R6 ($37,950,254 ÷ 3,767,405 shares)	$10.07
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.49

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
16	JOHN HANCOCK Government Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended  5-31-20

Investment income
Interest	$6,016,570
Securities lending	42,263
Income distributions received from affiliated investments	23,252
Total investment income	6,082,085
Expenses
Investment management fees	1,391,588
Distribution and service fees	630,111
Accounting and legal services fees	47,386
Transfer agent fees	303,483
Trustees' fees	4,418
Custodian fees	57,328
State registration fees	88,637
Printing and postage	62,187
Professional fees	64,725
Other	19,424
Total expenses	2,669,287
Less expense reductions	(128,222)
Net expenses	2,541,065
Net investment income	3,541,020
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	6,741,553
Affiliated investments	16,283
Futures contracts	1,002,595
7,760,431
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	12,547,634
Affiliated investments	(200)
Futures contracts	(74,428)
12,473,006
Net realized and unrealized gain	20,233,437
Increase in net assets from operations	$23,774,457
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Government Income Fund	17

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-20	Year ended 5-31-19
Increase (decrease) in net assets
From operations
Net investment income	$3,541,020	$5,021,989
Net realized gain (loss)	7,760,431	(1,293,801)
Change in net unrealized appreciation (depreciation)	12,473,006	9,084,302
Increase in net assets resulting from operations	23,774,457	12,812,490
Distributions to shareholders
From earnings
Class A	(3,512,369)	(5,349,501)
Class B	(4,516)	(19,338)
Class C	(45,734)	(125,331)
Class I	(135,296)	(109,969)
Class R6	(414,815)	(536,828)
Total distributions	(4,112,730)	(6,140,967)
From fund share transactions	49,557,028	(15,135,071)
Total increase (decrease)	69,218,755	(8,463,548)
Net assets
Beginning of year	248,005,769	256,469,317
End of year	$317,224,524	$248,005,769
18	JOHN HANCOCK Government Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	5-31-20	5-31-19	5-31-18	5-31-17	5-31-16
Per share operating performance
Net asset value, beginning of period	$9.34	$9.08	$9.41	$9.61	$9.64
Net investment income[1]	0.13	0.18	0.16	0.14	0.15
Net realized and unrealized gain (loss) on investments	0.75	0.31	(0.29)	(0.14)	0.04
Total from investment operations	0.88	0.49	(0.13)	—	0.19
Less distributions
From net investment income	(0.15)	(0.23)	(0.20)	(0.20)	(0.22)
Net asset value, end of period	$10.07	$9.34	$9.08	$9.41	$9.61
Total return (%)[2,3]	9.51	5.46	(1.35)	0.02	1.98
Ratios and supplemental data
Net assets, end of period (in millions)	$249	$217	$222	$249	$282
Ratios (as a percentage of average net assets):
Expenses before reductions	1.04	1.03	1.06	1.12	1.10
Expenses including reductions	0.98	0.98	0.98	0.98	0.98
Net investment income	1.34	2.04	1.69	1.49	1.61
Portfolio turnover (%)	166	87	103	63	60

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Government Income Fund	19

CLASS B SHARES Period ended	5-31-20	5-31-19	5-31-18	5-31-17	5-31-16
Per share operating performance
Net asset value, beginning of period	$9.33	$9.08	$9.41	$9.61	$9.64
Net investment income[1]	0.05	0.11	0.08	0.07	0.08
Net realized and unrealized gain (loss) on investments	0.75	0.29	(0.28)	(0.14)	0.03
Total from investment operations	0.80	0.40	(0.20)	(0.07)	0.11
Less distributions
From net investment income	(0.07)	(0.15)	(0.13)	(0.13)	(0.14)
Net asset value, end of period	$10.06	$9.33	$9.08	$9.41	$9.61
Total return (%)[2,3]	8.65	4.52	(2.12)	(0.76)	1.20
Ratios and supplemental data
Net assets, end of period (in millions)	$— [4]	$1	$2	$3	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.79	1.78	1.81	1.87	1.85
Expenses including reductions	1.78	1.77	1.77	1.77	1.75
Net investment income	0.55	1.23	0.87	0.70	0.84
Portfolio turnover (%)	166	87	103	63	60

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Less than $500,000.
20	JOHN HANCOCK Government Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	5-31-20	5-31-19	5-31-18	5-31-17	5-31-16
Per share operating performance
Net asset value, beginning of period	$9.34	$9.08	$9.41	$9.61	$9.65
Net investment income[1]	0.05	0.11	0.08	0.07	0.08
Net realized and unrealized gain (loss) on investments	0.75	0.30	(0.28)	(0.14)	0.02
Total from investment operations	0.80	0.41	(0.20)	(0.07)	0.10
Less distributions
From net investment income	(0.07)	(0.15)	(0.13)	(0.13)	(0.14)
Net asset value, end of period	$10.07	$9.34	$9.08	$9.41	$9.61
Total return (%)[2,3]	8.64	4.63	(2.12)	(0.76)	1.09
Ratios and supplemental data
Net assets, end of period (in millions)	$9	$6	$8	$13	$18
Ratios (as a percentage of average net assets):
Expenses before reductions	1.79	1.78	1.81	1.87	1.85
Expenses including reductions	1.78	1.77	1.77	1.77	1.75
Net investment income	0.53	1.25	0.88	0.70	0.84
Portfolio turnover (%)	166	87	103	63	60

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Government Income Fund	21

CLASS I SHARES Period ended	5-31-20	5-31-19	5-31-18	5-31-17 [1]
Per share operating performance
Net asset value, beginning of period	$9.34	$9.09	$9.42	$9.72
Net investment income[2]	0.15	0.20	0.16	0.12
Net realized and unrealized gain (loss) on investments	0.75	0.29	(0.27)	(0.26)
Total from investment operations	0.90	0.49	(0.11)	(0.14)
Less distributions
From net investment income	(0.17)	(0.24)	(0.22)	(0.16)
Net asset value, end of period	$10.07	$9.34	$9.09	$9.42
Total return (%)[3]	9.73	5.55	(1.13)	(1.46) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$22	$5	$4	$24
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79	0.79	0.81	0.85 [5]
Expenses including reductions	0.78	0.79	0.77	0.75 [5]
Net investment income	1.52	2.24	1.71	1.73 [5]
Portfolio turnover (%)	166	87	103	63 [6]

[1]	The inception date for Class I shares is 9-9-16.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is shown for the period from 6-1-16 to 5-31-17.
22	JOHN HANCOCK Government Income Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	5-31-20	5-31-19	5-31-18 [1]
Per share operating performance
Net asset value, beginning of period	$9.34	$9.09	$9.45
Net investment income[2]	0.16	0.21	0.15
Net realized and unrealized gain (loss) on investments	0.75	0.29	(0.33)
Total from investment operations	0.91	0.50	(0.18)
Less distributions
From net investment income	(0.18)	(0.25)	(0.18)
Net asset value, end of period	$10.07	$9.34	$9.09
Total return (%)[3]	9.85	5.67	(1.91) [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$38	$19	$21
Ratios (as a percentage of average net assets):
Expenses before reductions	0.67	0.68	0.71 [5]
Expenses including reductions	0.67	0.67	0.67 [5]
Net investment income	1.64	2.35	2.20 [5]
Portfolio turnover (%)	166	87	103 [6]

[1]	The inception date for Class R6 shares is 8-30-17.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is shown for the period from 6-1-17 to 5-31-18.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Government Income Fund	23

Notes to financial statements
Note 1—Organization
John Hancock Government Income Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued at the last traded price on the exchange on which they trade.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the
24	JOHN HANCOCK Government Income Fund | ANNUAL REPORT

fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of May 31, 2020, by major security category or type:
	Total value at 5-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$275,454,021	—	$275,454,021	—
Collateralized mortgage obligations	32,047,385	—	32,047,385	—
Asset backed securities	2,988,988	—	2,988,988	—
Short-term investments	5,396,628	$5,396,628	—	—
Total investments in securities	$315,887,022	$5,396,628	$310,490,394	—
Derivatives:
Assets
Futures	$18,228	$18,228	—	—
When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
ANNUAL REPORT | JOHN HANCOCK Government Income Fund	25

Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund's income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund's cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of May 31, 2020, there were no securities on loan.
26	JOHN HANCOCK Government Income Fund | ANNUAL REPORT

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2020, the fund had no borrowings under the line of credit. Commitment fees for the year ended May 31, 2020 were $3,035.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Change in accounting principle. Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, shortens the premium amortization period for purchased non contingently callable debt securities and is effective for public companies with fiscal years beginning after December 15, 2018. Adoption of the ASU did not have a material impact to the fund.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2020, the fund has a short-term capital loss carryforward of $4,056,892 and a long-term capital loss carryforward of $6,902,844 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended May 31, 2020 and 2019 was as follows:
	May 31, 2020	May 31, 2019
Ordinary income	$4,112,730	$6,140,967
ANNUAL REPORT | JOHN HANCOCK Government Income Fund	27

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2020, the components of distributable earnings on a tax basis consisted of $507,048 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund's investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended May 31, 2020, the fund used futures contracts to manage the duration of the fund. The fund held futures contracts with USD notional values ranging from $16.1 million to $32.8 million, as measured at each quarter end.
28	JOHN HANCOCK Government Income Fund | ANNUAL REPORT

Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at May 31, 2020 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin	Futures [1]	$18,228	—

[1]	Reflects cumulative appreciation/depreciation on futures as disclosed in Fund's investments. Only the year end variation margin is separately disclosed on the Statement of assets and liabilities.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2020:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$1,002,595
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2020:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Interest rate	$(74,428)
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation. Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.530% of the first $300 million of the fund’s average daily net assets, (b) 0.450% of the next $700 million of the fund’s average daily net assets, and (c) 0.430% of the fund’s average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
ANNUAL REPORT | JOHN HANCOCK Government Income Fund	29

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the total operating expenses at 0.98% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees and short dividend expense. The fee waiver and/or expense reimbursements will expire on September 30, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.
For the year ended May 31, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$125,502
Class B	41
Class C	449
Class	Expense reduction
Class I	$575
Class R6	1,655
Total	$128,222

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2020, were equivalent to a net annual effective rate of 0.48% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended May 31, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class B	1.00%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $182,827 for the year ended May 31, 2020. Of this amount, $26,903 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $155,924 was paid as sales commissions to broker-dealers.
30	JOHN HANCOCK Government Income Fund | ANNUAL REPORT

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2020, CDSCs received by the Distributor amounted to $12,188 and $396 for Class A and Class C shares, respectively. During the year ended May 31, 2020, there were no CDSCs received by the Distributor for Class B shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$563,482	$281,720
Class B	5,518	682
Class C	61,111	7,660
Class I	—	10,436
Class R6	—	2,985
Total	$630,111	$303,483
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the years ended May 31, 2020 and 2019 were as follows:
	Year Ended 5-31-20		Year Ended 5-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	5,497,481	$53,790,964	2,517,492	$22,796,300
Distributions reinvested	337,580	3,261,422	542,583	4,920,573
Repurchased	(4,359,552)	(42,181,569)	(4,266,954)	(38,588,211)
Net increase (decrease)	1,475,509	$14,870,817	(1,206,879)	$(10,871,338)
ANNUAL REPORT | JOHN HANCOCK Government Income Fund	31

	Year Ended 5-31-20		Year Ended 5-31-19
	Shares	Amount	Shares	Amount
Class B shares
Sold	885	$8,945	346	$3,152
Distributions reinvested	432	4,129	1,989	18,003
Repurchased	(62,916)	(603,260)	(81,505)	(736,331)
Net decrease	(61,599)	$(590,186)	(79,170)	$(715,176)
Class C shares
Sold	501,933	$4,965,226	175,871	$1,592,839
Distributions reinvested	4,511	43,499	13,175	119,382
Repurchased	(321,842)	(3,102,667)	(443,766)	(4,013,330)
Net increase (decrease)	184,602	$1,906,058	(254,720)	$(2,301,109)
Class I shares
Sold	2,655,974	$26,464,768	286,094	$2,598,653
Distributions reinvested	13,790	135,128	12,083	109,738
Repurchased	(1,056,468)	(10,554,687)	(197,902)	(1,787,137)
Net increase	1,613,296	$16,045,209	100,275	$921,254
Class R6 shares
Sold	2,354,504	$23,363,655	368,226	$3,336,578
Distributions reinvested	42,770	414,796	59,163	536,828
Repurchased	(659,887)	(6,453,321)	(667,965)	(6,042,108)
Net increase (decrease)	1,737,387	$17,325,130	(240,576)	$(2,168,702)
Total net increase (decrease)	4,949,195	$49,557,028	(1,681,070)	$(15,135,071)
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $36,664,116 and $38,297,528, respectively, for the year ended May 31, 2020. Purchases and sales of U.S. Treasury obligations aggregated $446,541,789 and $396,659,694, respectively, for the year ended May 31, 2020.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	539,032	—	$293,727,061	$(288,346,516)	$16,283	$(200)	$65,515	—	$5,396,628

32	JOHN HANCOCK Government Income Fund | ANNUAL REPORT

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR after 2021. This event will likely cause LIBOR to cease to be published. Before then, it is expected that market participants will transition to the use of different reference or benchmark rates. However, although regulators have suggested alternative rates, there is currently no definitive information regarding the future utilization of LIBOR or of any replacement rate.
It is uncertain what impact the discontinuation of LIBOR will have on the use of LIBOR as a reference rate for securities in which the fund invests. It is expected that market participants will amend financial instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. In addition, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. As market participants transition away from LIBOR, LIBOR's usefulness may deteriorate, which could occur prior to the end of 2021. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR's deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
Note 10—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
ANNUAL REPORT | JOHN HANCOCK Government Income Fund	33

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Bond Trust and Shareholders of John Hancock Government Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Government Income Fund (one of the funds constituting John Hancock Bond Trust, referred to hereafter as the “Fund”) as of May 31, 2020, the related statement of operations for the year ended May 31, 2020, the statements of changes in net assets for each of the two years in the period ended May 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 13, 2020
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
34	JOHN HANCOCK GOVERNMENT INCOME FUND | ANNUAL REPORT

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2020.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2020 Form 1099-DIV in early 2021. This will reflect the tax character of all distributions paid in calendar year 2020.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND	35

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program

This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Government Income Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.

The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Committee also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Committee may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues.

The Committee provided the Board at a meeting held on March 15-17, 2020 with a written report which addressed the Committee's assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period December 1, 2018 through December 31, 2019, included an assessment of important aspects of the LRMP including, but not limited to:

•	Operation of the Fund's Redemption-In-Kind Procedures;
•	Highly Liquid Investment Minimum (HLIM) determination;
•	Compliance with the 15% limit on illiquid investments;
•	Reasonably Anticipated Trade Size (RATS) determination;
•	Security-level liquidity classifications; and
•	Liquidity risk assessment.

The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee's actions to address such matters.

Redemption-In-Kind Procedures

Rule 22e-4 requires any fund that engages in or reserves the right to engage in in-kind redemptions to adopt and implement written policies and procedures regarding in-kind redemptions as part of the management of its liquidity risk. These procedures address the process for redeeming in kind, as well as the circumstances under which the Fund would consider redeeming in kind. Anticipated large redemption activity will be evaluated to identify situations where redeeming in securities instead of cash may be appropriate.

ANNUAL REPORT   |   JOHN HANCOCK GOVERNMENT INCOME FUND       36

As part of its annual assessment of the LRMP, the Committee reviewed the implementation and operation of the Redemption-In-Kind Procedures and determined they are operating in a manner that such procedures are adequate and effective to manage in-kind redemptions on behalf of the Fund as part of the LRMP.

Highly Liquid Investment Minimum determination

The Committee uses an HLIM model to determine a Fund's HLIM. This process incorporates the Fund's investment strategy, historical redemptions, liquidity classification rollup percentages and cash balances, redemption policy, access to funding sources, distribution channels and client concentrations. If the Fund falls below its established HLIM for a period greater than 7 consecutive calendar days, the Committee prepares a report to the Board within one business day following the seventh consecutive calendar day with an explanation of how the Fund plans to restore its HLIM within a reasonable period of time.

Based on the HLIM model, the Committee has determined that the Fund qualifies as a Primarily Highly Liquid Fund (PHLF). It is therefore not required to establish a HLIM. The Fund is tested quarterly to confirm its PHLF status.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to HLIM and PHLF determinations, and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Compliance with the 15% limit on illiquid investments

Rule 22e-4 sets an aggregate illiquid investment limit of 15% for a fund. Funds are prohibited from acquiring an illiquid investment if this results in greater than 15% of its net assets being classified as illiquid. When applying this limit, the Committee defines "illiquid investment" to mean any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a 15% illiquid investment limit breach occurs for longer than 1 business day, the Fund is required to notify the Board and provide a plan on how to bring illiquid investments within the 15% threshold, and after 7 days confidentially notify the Securities and Exchange Commission (the SEC).

In February 2019, as a result of extended security markets closures in connection with the Chinese New Year in certain countries, the SEC released guidance, and the Committee approved and adopted an Extended Market Holiday Policy to plan for and monitor known Extended Market Holidays (defined as all expected market holiday closures spanning four or more calendar days).

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to the 15% illiquid investment limit and determined such policies and procedures are operating in a manner that is adequate and effective as part of the LMRP.

Reasonably Anticipated Trade Size determination

In order to assess the liquidity risk of a Fund, the Committee considers the impact on the Fund that redemptions of a RATS would have under both normal and reasonably foreseeable stressed conditions. Modelling the Fund's RATS requires quantifying cash flow volatility and analyzing distribution channel concentration and redemption risk. The model is designed to estimate the amount of assets that the Fund could reasonably anticipate trading on a given day, during both normal and reasonably foreseeable stressed conditions, to satisfy redemption requests.

ANNUAL REPORT   |   JOHN HANCOCK GOVERNMENT INCOME FUND       37

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to RATS determinations and determined that such policies and procedures are operating in a manner that is adequate and effective at making RATS determinations as part of the LRMP.

Security-level liquidity classifications

When classifying the liquidity of portfolio securities, the Fund adheres to the liquidity classification procedures established by the Advisor. In assigning a liquidity classification to Fund portfolio holdings, the following key inputs, among others, are considered: the Fund's RATS, feedback from the applicable Subadvisor on market-, trading- and investment-specific considerations, an assessment of current market conditions and fund portfolio holdings, and a value impact standard. The Subadvisor also provides position-level data to the Committee for use in monthly classification reconciliation in order to identify any classifications that may need to be changed as a result of the above considerations.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to security-level liquidity classifications and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Liquidity risk assessment

The Committee periodically reviews and assesses, the Fund's liquidity risk, including its investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions (including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives), cash flow analysis during both normal and reasonably foreseeable stressed conditions, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.

As part of its annual assessment of the LRMP, the Committee reviewed Fund-Level Liquidity Risk Assessment Reports for each of the Funds and determined that the investment strategy for each Fund continues to be appropriate for an open-ended structure.

Adequacy and Effectiveness

Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

ANNUAL REPORT   |   JOHN HANCOCK GOVERNMENT INCOME FUND       38

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	195
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2012	195
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	195
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2012	195
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	1986	195
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2012	195
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK GOVERNMENT INCOME FUND       39

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2008	195
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Massachusetts Women's Forum (since 2018); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates,[2] Born: 1946	2012	195
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	1994	195
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A. Russo, Born: 1949	2009	195
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK GOVERNMENT INCOME FUND       40

Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	195
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison, Born: 1963	2018	195
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary's General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

ANNUAL REPORT   |   JOHN HANCOCK GOVERNMENT INCOME FUND       41

Principal officers who are not Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK GOVERNMENT INCOME FUND       42

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Jeffrey N. Given, CFA
Howard C. Greene, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. PO Box 219909 Kansas City, MO 64121-9909	Express mail: John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407

ANNUAL REPORT   |   JOHN HANCOCK GOVERNMENT INCOME FUND       43

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Government Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1210533	56A 5/20 7/2020

John Hancock

Investment Grade Bond Fund

Annual report 5/31/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A, Class B and Class C shares) or 888-972-8696 (Class I, Class R2, Class R4 and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Global financial markets delivered strong returns during first half of the 12-month period ended May 31, 2020; however, heightened fears over the coronavirus (COVID-19) sent markets tumbling during the latter half of February and early March. Investors reacted by exiting higher-risk assets and moving into cash, leading to a liquidity crunch in the fixed-income markets.

In response to the sell-off, the U.S. Federal Reserve acted quickly, lowering interest rates to near zero and reinstating quantitative easing, as well as announcing its plans to shore up short-term debt. These steps, along with the passage of a $2 trillion federal economic stimulus bill, helped lift the markets during the last two months of the period, while credit spreads rebounded off their highs as liquidity concerns eased.

The continued spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Investment Grade Bond Fund

2	Your fund at a glance
5	Manager's discussion of fund performance
7	A look at performance
9	Your expenses
11	Fund's investments
35	Financial statements
39	Financial highlights
46	Notes to financial statements
56	Report of independent registered public accounting firm
57	Tax information
58	Statement regarding liquidity risk management
61	Trustees and Officers
65	More information

ANNUAL REPORT   |   JOHN HANCOCK INVESTMENT GRADE BOND FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income consistent with preservation of capital and maintenance of liquidity.

AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/2020 (%)

Class A shares (without sales charge)
Bloomberg Barclays U.S. Aggregate Bond Index
Morningstar intermediate core bond fund category average
7.70
9.42
7.95
4.47
5.07
4.42
3.55
3.94
3.53
4.30
3.92
3.88
1 year
3 year
5 year
10 year

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK INVESTMENT GRADE BOND FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Investment-grade bonds rallied

The slowdown in growth associated with COVID-19, together with the U.S. Federal Reserve's decision to cut short-term interest rates to near zero, fueled elevated demand for higher-quality bonds.

The fund trailed its benchmark

Although the fund produced a strong absolute return, it didn't keep pace with the Bloomberg Barclays U.S. Aggregate Bond Index.

Security selection was the primary cause of the shortfall

The fund's holdings in asset-backed securities and corporate bonds underperformed the corresponding benchmark components.

PORTFOLIO COMPOSITION AS OF 5/31/2020 (%)

ANNUAL REPORT   |   JOHN HANCOCK INVESTMENT GRADE BOND FUND       3

QUALITY COMPOSITION AS OF 5/31/2020 (%)

U.S. Government	14.7
U.S. Government Agency	25.4
Collateralized mortgage obligations – U.S. Government Agency	2.3
AAA	9.6
AA	2.9
A	11.5
BBB	28.7
BB	2.9
Equity	0.1
Not rated	0.7
Short-term investments and other	1.2

As a percentage of net assets.

Ratings are from Moody's Investors Service, Inc. If not available, we have used Standard & Poor's Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. "Not Rated" securities are those with no ratings available from these agencies. All ratings are as of 5-31-20 and do not reflect subsequent downgrades or upgrades, if any.

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the fund's performance, resulting in losses to your investment. For more information, please refer to the "Principal risks" section of the prospectus.

ANNUAL REPORT   |   JOHN HANCOCK INVESTMENT GRADE BOND FUND       4

Manager's discussion of fund performance

How would you describe the investment backdrop during the 12 months ended May 31, 2020?

Investment-grade bonds produced strong total returns, with meaningful price appreciation augmenting the benefit of income. From the beginning of the period through mid-February 2020, the fixed-income market delivered steady gains thanks in part to stable economic growth and the U.S. Federal Reserve's (Fed's) shift to a more accommodative monetary policy. This environment changed considerably once COVID-19 became the primary driver of investor sentiment midway through the first calendar quarter. The prospect of a dramatic economic slowdown, together with the Fed's decision to cut short-term interest rates to near zero, fueled a remarkable rally in U.S. Treasuries. Corporate bonds lagged in the sell-off, but they subsequently made up the lost ground with an impressive advance in April and May. These trends contributed to a sizable gain for the fund's benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, with corporates and U.S. Treasuries the largest drivers of the positive return. Securitized assets such as mortgage-backed securities (MBS), while posting gains, lagged somewhat.

What elements of the fund's positioning helped and hurt results?

The fund delivered a positive total return but failed to keep pace with its benchmark. Security selection, particularly among asset-backed securities and corporates, was the primary reason for the shortfall. Sector allocation had a largely neutral effect on results. While overweights in corporates and MBS added value, the benefit was offset by an overweight in commercial mortgage-backed securities and an underweight in U.S. Treasuries. Duration and yield curve positioning also detracted, albeit to a very limited extent.

What were some key aspects of your portfolio activity?

Believing valuations in the credit sectors had become rich in relation to historical levels, we steadily reduced portfolio risk in the second half of 2019 and early 2020. We sought to accomplish this by decreasing the fund's allocations to investment-grade corporate bonds and increasing its weighting in agency MBS. Additionally, we repositioned the portfolio toward the intermediate portion of the yield curve. We refrained from making any major changes to the portfolio during the peak of the COVID-19 crisis, but we increased the fund's weighting in corporates and reduced its position in agency MBS as valuations became more compelling in the sell-off. We

ANNUAL REPORT   |   JOHN HANCOCK INVESTMENT GRADE BOND FUND       5

achieved this largely through additions in high-quality debt in the new issue market, where there was a record level issuance in the first five months of 2020.

At the close of the period, we viewed corporates as the most attractive area of the market based on our cautiously optimistic view on the prospects for the U.S. economy. Still, we maintained a cautious approach given the unusual circumstances facing the economy and markets. We therefore continued to emphasize bottom-up security selection and robust fundamental analysis to identify opportunities among stable, high-quality issuers in the best position to withstand a potentially difficult environment. At the same time, we sought to avoid issuers where our analysis showed that yields weren't adequately compensating investors for the potential risks.

MANAGED BY

Howard C. Greene, CFA, Manulife IM (US)
Jeffrey N. Given, CFA, Manulife IM (US)

The views expressed in this report are exclusively those of Howard C. Greene, CFA, and Jeffrey N. Given, CFA, Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK INVESTMENT GRADE BOND FUND       6

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  MAY 31, 2020

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	5-year	10-year	as of 5-31-20	as of 5-31-20
Class A	3.37	2.71	3.87	14.31	46.18	1.74	1.66
Class B	1.90	2.42	3.69	12.69	43.61	1.08	1.00
Class C	5.90	2.78	3.52	14.69	41.34	1.08	1.00
Class I2	7.97	3.81	4.59	20.56	56.70	2.06	1.98
Class R2[2,3]	7.57	3.46	4.25	18.54	51.65	1.69	1.61
Class R4[2,3]	7.82	3.69	4.37	19.88	53.39	1.94	1.76
Class R6[2,3]	7.99	3.93	4.49	21.25	55.18	2.19	2.10
Index†	9.42	3.94	3.92	21.34	46.91	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until September 30, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R2	Class R4	Class R6
Gross (%)	0.86	1.61	1.61	0.61	1.00	0.85	0.50
Net (%)	0.75	1.50	1.50	0.50	0.89	0.64	0.39

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bloomberg Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK INVESTMENT GRADE BOND FUND       7

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Investment Grade Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays U.S. Aggregate Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B4	5-31-10	14,361	14,361	14,691
Class C4	5-31-10	14,134	14,134	14,691
Class I2	5-31-10	15,670	15,670	14,691
Class R2[2,3]	5-31-10	15,165	15,165	14,691
Class R4[2,3]	5-31-10	15,339	15,339	14,691
Class R6[2,3]	5-31-10	15,518	15,518	14,691

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	For certain types of investors, as described in the fund's prospectuses.
3	Class R2, Class R4, and Class R6 shares were first offered on 3-27-15. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
4	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK INVESTMENT GRADE BOND FUND       8

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2019, with the same investment held until May 31, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on December 1, 2019, with the same investment held until May 31, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
ANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	9

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 12-1-2019	Ending value on 5-31-2020	Expenses paid during period ended 5-31-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,040.60	$3.88	0.76%
	Hypothetical example	1,000.00	1,021.20	3.84	0.76%
Class B	Actual expenses/actual returns	1,000.00	1,036.70	7.69	1.51%
	Hypothetical example	1,000.00	1,017.50	7.62	1.51%
Class C	Actual expenses/actual returns	1,000.00	1,036.70	7.69	1.51%
	Hypothetical example	1,000.00	1,017.50	7.62	1.51%
Class I	Actual expenses/actual returns	1,000.00	1,040.90	2.60	0.51%
	Hypothetical example	1,000.00	1,022.50	2.58	0.51%
Class R2	Actual expenses/actual returns	1,000.00	1,039.00	4.59	0.90%
	Hypothetical example	1,000.00	1,020.50	4.55	0.90%
Class R4	Actual expenses/actual returns	1,000.00	1,040.20	3.32	0.65%
	Hypothetical example	1,000.00	1,021.80	3.29	0.65%
Class R6	Actual expenses/actual returns	1,000.00	1,041.50	1.99	0.39%
	Hypothetical example	1,000.00	1,023.10	1.97	0.39%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
10	JOHN HANCOCK INVESTMENT GRADE BOND FUND | ANNUAL REPORT

Fund’ s investments
AS OF 5-31-20
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 40.1%				$831,334,528
(Cost $788,002,087)
U.S. Government 14.7%				305,227,160
U.S. Treasury
Bond	2.000	02-15-50	28,761,000	32,878,542
Bond	2.250	08-15-49	17,801,000	21,352,856
Bond	2.750	11-15-42	54,595,000	69,653,410
Bond	3.000	02-15-47	1,282,000	1,742,969
Bond	3.125	11-15-41	27,585,000	37,232,207
Note	0.125	04-30-22	4,310,000	4,307,643
Note	0.375	03-31-22	9,545,000	9,580,794
Note	0.375	04-30-25	46,206,000	46,363,028
Note	0.625	05-15-30	54,052,000	53,899,979
Note	1.625	09-30-26	18,120,000	19,447,148
Treasury Inflation Protected Security	0.250	07-15-29	8,169,069	8,768,584
U.S. Government Agency 25.4%				526,107,368
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	03-01-43	452,000	493,157
30 Yr Pass Thru	3.000	03-01-43	3,733,538	4,018,661
30 Yr Pass Thru	3.000	04-01-43	643,015	696,341
30 Yr Pass Thru	3.000	12-01-45	1,545,410	1,661,015
30 Yr Pass Thru	3.000	10-01-46	1,743,700	1,865,747
30 Yr Pass Thru	3.000	10-01-46	1,321,189	1,409,700
30 Yr Pass Thru	3.000	12-01-46	4,803,785	5,100,085
30 Yr Pass Thru	3.000	12-01-46	1,122,218	1,210,374
30 Yr Pass Thru	3.000	04-01-47	774,075	825,933
30 Yr Pass Thru	3.000	04-01-47	11,103,731	11,725,918
30 Yr Pass Thru	3.000	09-01-49	13,257,214	14,000,069
30 Yr Pass Thru	3.000	10-01-49	8,769,331	9,243,721
30 Yr Pass Thru	3.000	10-01-49	4,936,621	5,216,325
30 Yr Pass Thru	3.000	12-01-49	15,333,455	16,250,150
30 Yr Pass Thru	3.000	12-01-49	20,387,089	21,472,120
30 Yr Pass Thru	3.000	02-01-50	16,115,777	16,978,519
30 Yr Pass Thru	3.500	02-01-42	1,264,078	1,378,499
30 Yr Pass Thru	3.500	04-01-44	647,226	713,699
30 Yr Pass Thru	3.500	07-01-46	2,767,602	2,975,653
30 Yr Pass Thru	3.500	10-01-46	1,978,081	2,160,763
30 Yr Pass Thru	3.500	11-01-46	1,834,539	1,979,385
30 Yr Pass Thru	3.500	12-01-46	1,023,071	1,108,324
30 Yr Pass Thru	3.500	01-01-47	6,552,050	7,149,218
30 Yr Pass Thru	3.500	02-01-47	1,837,087	1,975,532
30 Yr Pass Thru	3.500	04-01-47	1,142,488	1,246,617
30 Yr Pass Thru	3.500	11-01-47	2,808,667	3,011,993
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	11

Fund’ s investments
	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	11-01-48	5,649,610	$6,153,935
30 Yr Pass Thru	3.500	05-01-49	19,907,245	21,136,084
30 Yr Pass Thru	3.500	06-01-49	13,819,450	14,711,609
30 Yr Pass Thru	3.500	12-01-49	7,294,216	7,746,882
30 Yr Pass Thru	3.500	12-01-49	5,886,008	6,232,890
30 Yr Pass Thru	4.000	11-01-43	241,448	265,242
30 Yr Pass Thru	4.000	02-01-44	101,680	111,795
30 Yr Pass Thru	4.000	07-01-45	3,579,169	3,956,494
30 Yr Pass Thru	4.000	03-01-48	1,971,762	2,112,281
30 Yr Pass Thru	4.000	08-01-48	1,155,960	1,248,519
30 Yr Pass Thru	4.000	12-01-48	3,606,203	3,853,257
30 Yr Pass Thru	4.500	02-01-41	520,484	582,375
30 Yr Pass Thru	4.500	03-01-47	1,973,238	2,159,780
Federal National Mortgage Association
15 Yr Pass Thru	3.000	07-01-27	208,377	220,038
15 Yr Pass Thru	3.500	06-01-34	820,897	877,824
15 Yr Pass Thru	4.000	12-01-24	221,050	234,888
30 Yr Pass Thru	3.000	12-01-42	1,055,370	1,145,178
30 Yr Pass Thru	3.000	04-01-43	3,587,202	3,842,015
30 Yr Pass Thru	3.000	12-01-45	3,738,253	3,964,077
30 Yr Pass Thru	3.000	08-01-46	1,823,488	1,946,179
30 Yr Pass Thru	3.000	10-01-46	2,152,389	2,302,322
30 Yr Pass Thru	3.000	01-01-47	2,177,272	2,322,407
30 Yr Pass Thru	3.000	02-01-47	1,159,677	1,250,388
30 Yr Pass Thru	3.000	10-01-47	2,551,928	2,722,037
30 Yr Pass Thru	3.000	12-01-47	10,852,031	11,460,113
30 Yr Pass Thru	3.000	11-01-48	2,791,397	2,956,533
30 Yr Pass Thru	3.000	11-01-48	14,046,699	14,781,116
30 Yr Pass Thru	3.000	12-01-48	1,727,250	1,824,035
30 Yr Pass Thru	3.000	07-01-49	16,448,818	17,298,548
30 Yr Pass Thru	3.000	09-01-49	12,640,259	13,307,462
30 Yr Pass Thru	3.000	09-01-49	6,907,233	7,271,824
30 Yr Pass Thru	3.000	09-01-49	2,904,585	3,114,540
30 Yr Pass Thru	3.000	10-01-49	3,147,473	3,314,248
30 Yr Pass Thru	3.000	10-01-49	4,947,285	5,266,244
30 Yr Pass Thru	3.000	11-01-49	24,229,565	25,602,387
30 Yr Pass Thru	3.000	11-01-49	2,779,978	2,984,401
30 Yr Pass Thru	3.000	11-01-49	2,963,968	3,131,903
30 Yr Pass Thru	3.500	01-01-42	1,276,833	1,392,780
30 Yr Pass Thru	3.500	06-01-42	1,835,627	2,012,642
30 Yr Pass Thru	3.500	07-01-42	2,953,476	3,244,750
30 Yr Pass Thru	3.500	01-01-43	539,460	587,436
30 Yr Pass Thru	3.500	04-01-43	456,662	503,696
30 Yr Pass Thru	3.500	06-01-43	1,905,195	2,087,728
12	JOHN HANCOCK INVESTMENT GRADE BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	07-01-43	309,683	$339,644
30 Yr Pass Thru	3.500	03-01-44	2,899,443	3,179,952
30 Yr Pass Thru	3.500	10-01-44	3,880,222	4,249,554
30 Yr Pass Thru	3.500	04-01-45	784,361	850,930
30 Yr Pass Thru	3.500	04-01-45	1,917,155	2,079,866
30 Yr Pass Thru	3.500	07-01-46	3,057,836	3,257,156
30 Yr Pass Thru	3.500	07-01-46	1,242,936	1,341,434
30 Yr Pass Thru	3.500	07-01-47	4,248,032	4,633,788
30 Yr Pass Thru	3.500	11-01-47	3,995,508	4,319,627
30 Yr Pass Thru	3.500	11-01-47	1,825,151	1,937,276
30 Yr Pass Thru	3.500	12-01-47	2,528,253	2,722,285
30 Yr Pass Thru	3.500	01-01-48	5,217,277	5,617,680
30 Yr Pass Thru	3.500	03-01-48	2,071,259	2,267,761
30 Yr Pass Thru	3.500	06-01-48	875,015	945,450
30 Yr Pass Thru	3.500	07-01-49	7,341,686	7,789,727
30 Yr Pass Thru	3.500	09-01-49	16,573,245	17,589,320
30 Yr Pass Thru	3.500	10-01-49	8,029,174	8,527,450
30 Yr Pass Thru	3.500	12-01-49	10,224,302	10,858,803
30 Yr Pass Thru	3.500	01-01-50	14,946,854	15,770,502
30 Yr Pass Thru	3.500	03-01-50	11,174,715	11,881,294
30 Yr Pass Thru	4.000	09-01-40	597,623	656,903
30 Yr Pass Thru	4.000	01-01-41	478,708	526,192
30 Yr Pass Thru	4.000	09-01-41	803,723	882,945
30 Yr Pass Thru	4.000	09-01-41	2,382,941	2,642,396
30 Yr Pass Thru	4.000	10-01-41	30,916	34,098
30 Yr Pass Thru	4.000	11-01-41	1,224,588	1,344,528
30 Yr Pass Thru	4.000	01-01-42	329,920	363,883
30 Yr Pass Thru	4.000	01-01-42	460,056	505,115
30 Yr Pass Thru	4.000	03-01-42	2,333,781	2,559,441
30 Yr Pass Thru	4.000	05-01-43	2,382,373	2,609,754
30 Yr Pass Thru	4.000	09-01-43	1,712,934	1,925,668
30 Yr Pass Thru	4.000	10-01-43	1,424,145	1,574,311
30 Yr Pass Thru	4.000	12-01-43	2,120,120	2,330,421
30 Yr Pass Thru	4.000	01-01-44	353,208	392,769
30 Yr Pass Thru	4.000	02-01-46	1,441,715	1,565,350
30 Yr Pass Thru	4.000	06-01-46	1,015,323	1,099,220
30 Yr Pass Thru	4.000	07-01-46	2,558,327	2,769,722
30 Yr Pass Thru	4.000	03-01-47	4,115,822	4,461,058
30 Yr Pass Thru	4.000	05-01-47	2,643,701	2,862,977
30 Yr Pass Thru	4.000	12-01-47	1,072,457	1,168,112
30 Yr Pass Thru	4.000	04-01-48	3,836,464	4,175,052
30 Yr Pass Thru	4.000	06-01-48	3,173,740	3,400,283
30 Yr Pass Thru	4.000	10-01-48	2,136,691	2,321,259
30 Yr Pass Thru	4.000	09-01-49	9,879,490	10,600,129
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	08-01-40	1,013,649	$1,134,443
30 Yr Pass Thru	4.500	08-01-40	483,194	540,624
30 Yr Pass Thru	4.500	12-01-40	330,784	369,996
30 Yr Pass Thru	4.500	05-01-41	397,506	444,752
30 Yr Pass Thru	4.500	05-01-41	567,777	634,196
30 Yr Pass Thru	4.500	06-01-41	632,444	706,427
30 Yr Pass Thru	4.500	07-01-41	360,653	402,842
30 Yr Pass Thru	4.500	11-01-41	100,226	112,107
30 Yr Pass Thru	4.500	12-01-41	1,910,774	2,130,117
30 Yr Pass Thru	4.500	05-01-42	885,950	989,589
30 Yr Pass Thru	4.500	04-01-48	1,558,426	1,705,179

30 Yr Pass Thru	4.500	07-01-48	4,535,695	4,897,611
Foreign government obligations 0.4%				$9,113,230
(Cost $8,494,183)
Qatar 0.2%				4,414,694
State of Qatar
Bond (A)	3.375	03-14-24	2,246,000	2,381,016
Bond (A)	5.103	04-23-48	1,560,000	2,033,678
Saudi Arabia 0.2%				4,698,536
Kingdom of Saudi Arabia Bond (A)	4.375	04-16-29	4,130,000	4,698,536

Corporate bonds 41.8%				$867,984,387
(Cost $850,309,892)
Communication services 3.3%				68,756,821
Diversified telecommunication services 1.0%
AT&T, Inc.	2.300	06-01-27	1,833,000	1,854,047
AT&T, Inc.	3.400	05-15-25	4,171,000	4,497,300
AT&T, Inc.	3.800	02-15-27	1,887,000	2,061,743
Level 3 Financing, Inc. (A)	3.400	03-01-27	2,563,000	2,591,834
Verizon Communications, Inc.	3.000	03-22-27	532,000	579,411
Verizon Communications, Inc.	4.400	11-01-34	1,435,000	1,760,728
Verizon Communications, Inc.	4.862	08-21-46	5,174,000	6,941,660
Entertainment 0.1%
Activision Blizzard, Inc.	3.400	09-15-26	1,126,000	1,255,732
Media 1.8%
Charter Communications Operating LLC	4.200	03-15-28	3,707,000	4,126,999
Charter Communications Operating LLC	4.800	03-01-50	3,511,000	3,909,607
Charter Communications Operating LLC	5.750	04-01-48	4,461,000	5,493,288
Charter Communications Operating LLC	6.484	10-23-45	3,910,000	5,050,231
Comcast Corp.	3.000	02-01-24	2,655,000	2,859,879
Comcast Corp.	3.100	04-01-25	1,820,000	1,989,101
Comcast Corp.	3.999	11-01-49	552,000	655,151
14	JOHN HANCOCK INVESTMENT GRADE BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Comcast Corp.	4.049	11-01-52	2,962,000	$3,537,680
Comcast Corp.	4.150	10-15-28	6,517,000	7,709,427
ViacomCBS, Inc.	4.750	05-15-25	2,932,000	3,225,768
Wireless telecommunication services 0.4%
CC Holdings GS V LLC	3.849	04-15-23	1,590,000	1,703,478
Oztel Holdings SPC, Ltd. (A)	6.625	04-24-28	740,000	670,106
T-Mobile USA, Inc. (A)	3.875	04-15-30	3,665,000	3,973,153
T-Mobile USA, Inc. (A)	4.500	04-15-50	2,055,000	2,310,498
Consumer discretionary 3.6%				74,803,437
Automobiles 1.3%
BMW US Capital LLC (A)(B)	2.950	04-14-22	904,000	920,997
Daimler Finance North America LLC (A)	2.700	06-14-24	1,005,000	1,006,232
Daimler Finance North America LLC (A)	3.500	08-03-25	1,005,000	1,036,284
Ford Motor Credit Company LLC	4.134	08-04-25	5,895,000	5,513,063
Ford Motor Credit Company LLC	5.113	05-03-29	3,341,000	3,119,826
Ford Motor Credit Company LLC	5.875	08-02-21	3,696,000	3,705,240
General Motors Financial Company, Inc.	4.000	01-15-25	5,255,000	5,296,159
General Motors Financial Company, Inc.	4.300	07-13-25	2,964,000	3,026,361
Nissan Motor Acceptance Corp. (A)	3.450	03-15-23	1,325,000	1,220,407
Volkswagen Group of America Finance LLC (A)	2.900	05-13-22	3,109,000	3,163,588
Hotels, restaurants and leisure 0.3%
Choice Hotels International, Inc.	3.700	12-01-29	2,479,000	2,297,612
Resorts World Las Vegas LLC (A)	4.625	04-16-29	1,565,000	1,475,268
Starbucks Corp.	2.250	03-12-30	2,637,000	2,625,356
Internet and direct marketing retail 1.2%
Amazon.com, Inc.	3.150	08-22-27	4,805,000	5,458,383
Amazon.com, Inc.	4.050	08-22-47	3,193,000	4,197,550
Expedia Group, Inc.	3.250	02-15-30	2,496,000	2,231,844
Expedia Group, Inc.	3.800	02-15-28	3,508,000	3,238,028
Expedia Group, Inc.	5.000	02-15-26	3,711,000	3,794,785
Prosus NV (A)	4.850	07-06-27	775,000	858,820
Prosus NV (A)	5.500	07-21-25	1,690,000	1,889,518
QVC, Inc.	4.375	03-15-23	2,440,000	2,379,000
QVC, Inc.	5.125	07-02-22	735,000	734,081
QVC, Inc.	5.450	08-15-34	700,000	589,750
Multiline retail 0.4%
Dollar Tree, Inc.	4.200	05-15-28	4,998,000	5,649,792
Target Corp.	2.250	04-15-25	1,637,000	1,744,782
Specialty retail 0.4%
AutoNation, Inc.	4.750	06-01-30	1,394,000	1,451,313
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
The TJX Companies, Inc.	3.500	04-15-25	2,555,000	$2,854,566
The TJX Companies, Inc.	3.875	04-15-30	2,831,000	3,324,832
Consumer staples 1.0%				21,313,408
Beverages 0.5%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	2,553,000	2,838,399
Coca-Cola Femsa SAB de CV	2.750	01-22-30	1,571,000	1,595,743
Constellation Brands, Inc.	2.875	05-01-30	900,000	932,668
Keurig Dr Pepper, Inc.	3.200	05-01-30	1,460,000	1,584,634
The Coca-Cola Company	4.200	03-25-50	2,126,000	2,747,372
Food and staples retailing 0.2%
Alimentation Couche-Tard, Inc. (A)	2.700	07-26-22	1,343,000	1,371,756
Dollar General Corp.	3.500	04-03-30	1,682,000	1,880,984
The Kroger Company (B)	2.200	05-01-30	1,463,000	1,498,471
Food products 0.2%
Cargill, Inc. (A)	1.375	07-23-23	1,171,000	1,190,909
Cargill, Inc. (A)	2.125	04-23-30	1,167,000	1,185,249
Kraft Heinz Foods Company (A)	4.875	02-15-25	1,495,000	1,531,402
Household products 0.1%
The Clorox Company	1.800	05-15-30	2,931,000	2,955,821
Energy 2.4%				49,311,601
Oil, gas and consumable fuels 2.4%
Aker BP ASA (A)	3.000	01-15-25	1,157,000	1,117,380
Cimarex Energy Company	4.375	06-01-24	1,125,000	1,139,976
Colorado Interstate Gas Company LLC (A)	4.150	08-15-26	1,020,000	1,098,496
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	65,000	59,918
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	2,006,000	1,925,760
Energy Transfer Operating LP	4.200	04-15-27	563,000	576,173
Energy Transfer Operating LP	4.250	03-15-23	2,877,000	2,983,437
Energy Transfer Operating LP	5.150	03-15-45	2,404,000	2,311,668
Energy Transfer Operating LP	5.875	01-15-24	1,612,000	1,759,946
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	4,405,000	3,968,949
Husky Energy, Inc.	3.950	04-15-22	1,010,000	1,017,476
Kinder Morgan Energy Partners LP	7.750	03-15-32	1,790,000	2,415,390
MPLX LP	4.000	03-15-28	1,747,000	1,797,875
MPLX LP	4.250	12-01-27	958,000	1,003,487
MPLX LP	5.250	01-15-25	992,000	1,028,475
ONEOK Partners LP	4.900	03-15-25	663,000	694,400
Phillips 66	3.700	04-06-23	669,000	714,833
16	JOHN HANCOCK INVESTMENT GRADE BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Sabine Pass Liquefaction LLC	4.200	03-15-28	1,279,000	$1,360,844
Sabine Pass Liquefaction LLC	5.000	03-15-27	1,592,000	1,766,660
Sabine Pass Liquefaction LLC	5.875	06-30-26	3,543,000	4,071,289
Saudi Arabian Oil Company (A)	2.875	04-16-24	4,104,000	4,250,505
Sunoco Logistics Partners Operations LP	3.900	07-15-26	2,310,000	2,328,647
Sunoco Logistics Partners Operations LP	5.400	10-01-47	1,406,000	1,396,621
The Williams Companies, Inc.	3.750	06-15-27	2,510,000	2,669,628
The Williams Companies, Inc.	4.550	06-24-24	4,249,000	4,606,279
TransCanada PipeLines, Ltd.	4.250	05-15-28	1,100,000	1,247,489
Financials 13.5%				279,557,561
Banks 9.2%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) (A)(C)	6.750	06-15-26	1,020,000	1,129,018
Banco Santander SA	4.379	04-12-28	1,525,000	1,667,257
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31	3,361,000	3,454,578
Bank of America Corp. (3.864% to 7-23-23, then 3 month LIBOR + 0.940%)	3.864	07-23-24	4,975,000	5,386,056
Bank of America Corp.	3.950	04-21-25	4,185,000	4,572,525
Bank of America Corp.	4.200	08-26-24	1,118,000	1,232,959
Bank of America Corp.	4.450	03-03-26	4,038,000	4,547,522
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (C)	6.300	03-10-26	4,491,000	4,917,645
Bank of Montreal	1.850	05-01-25	2,880,000	2,952,662
Bank of Montreal	3.300	02-05-24	6,610,000	7,092,812
Barclays Bank PLC (A)	10.179	06-12-21	650,000	703,294
Barclays PLC	4.375	01-12-26	1,265,000	1,392,022
BPCE SA (A)	4.500	03-15-25	2,195,000	2,361,781
BPCE SA (A)	5.700	10-22-23	1,850,000	2,029,631
Citigroup, Inc.	3.200	10-21-26	3,959,000	4,236,189
Citigroup, Inc.	4.600	03-09-26	4,488,000	5,025,975
Citigroup, Inc.	5.500	09-13-25	905,000	1,058,569
Citizens Bank NA	2.250	04-28-25	2,366,000	2,414,102
Citizens Financial Group, Inc.	3.250	04-30-30	3,254,000	3,343,701
Credit Agricole SA (A)	3.250	01-14-30	3,928,000	4,071,274
Danske Bank A/S (A)	5.000	01-12-22	2,497,000	2,616,175
Discover Bank	2.450	09-12-24	2,465,000	2,469,354
Fifth Third Bancorp	1.625	05-05-23	888,000	904,184
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%)	3.950	05-18-24	4,280,000	4,570,614
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (C)	6.375	03-30-25	637,000	$642,975
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year ICE Swap Rate + 5.514%) (C)	6.875	06-01-21	2,440,000	2,500,341
ING Bank NV (A)	5.800	09-25-23	224,000	247,391
ING Groep NV	3.550	04-09-24	2,004,000	2,148,025
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%)	2.522	04-22-31	3,592,000	3,668,245
JPMorgan Chase & Co.	2.950	10-01-26	4,188,000	4,515,004
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%)	2.956	05-13-31	3,304,000	3,401,455
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%)	3.960	01-29-27	3,522,000	3,926,475
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (C)	4.600	02-01-25	2,724,000	2,415,643
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (C)	6.750	02-01-24	3,715,000	3,956,475
Lloyds Banking Group PLC	4.450	05-08-25	5,435,000	6,052,500
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (C)	5.125	11-01-26	1,396,000	1,396,000
Manufacturers & Traders Trust Company (3 month LIBOR + 0.640%) (D)	2.220	12-01-21	735,000	727,650
Regions Financial Corp.	2.250	05-18-25	6,031,000	6,144,148
Santander Holdings USA, Inc.	3.244	10-05-26	4,347,000	4,377,600
Santander Holdings USA, Inc.	3.400	01-18-23	2,354,000	2,430,859
Santander Holdings USA, Inc.	3.450	06-02-25	4,246,000	4,287,331
Santander Holdings USA, Inc.	3.500	06-07-24	4,407,000	4,582,721
Santander Holdings USA, Inc.	4.400	07-13-27	697,000	733,500
Santander UK Group Holdings PLC (A)	4.750	09-15-25	1,699,000	1,795,382
The PNC Financial Services Group, Inc.	2.200	11-01-24	3,828,000	4,013,150
The PNC Financial Services Group, Inc.	3.150	05-19-27	708,000	780,619
The PNC Financial Services Group, Inc.	3.500	01-23-24	2,058,000	2,239,698
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (C)	4.850	06-01-23	1,225,000	1,165,612
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (C)	6.750	08-01-21	2,798,000	2,806,926
The Royal Bank of Scotland Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	733,000	741,498
The Royal Bank of Scotland Group PLC	3.875	09-12-23	3,467,000	3,671,188
The Toronto-Dominion Bank	2.650	06-12-24	4,780,000	5,093,227
18	JOHN HANCOCK INVESTMENT GRADE BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
The Toronto-Dominion Bank	3.250	03-11-24	3,376,000	$3,667,338
Truist Financial Corp.	4.000	05-01-25	2,512,000	2,832,576
Wells Fargo & Company (2.188% to 4-30-25, then SOFR + 2.000%)	2.188	04-30-26	5,708,000	5,783,568
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%)	2.393	06-02-28	3,916,000	3,953,811
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%)	3.068	04-30-41	2,666,000	2,668,595
Wells Fargo & Company	3.550	09-29-25	5,117,000	5,595,475
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (C)	5.875	06-15-25	6,476,000	6,889,881
Zions Bancorp NA	3.250	10-29-29	5,405,000	5,147,301
Capital markets 1.6%
Ameriprise Financial, Inc.	3.000	04-02-25	2,252,000	2,418,215
Ares Capital Corp.	4.200	06-10-24	1,825,000	1,746,071
Cantor Fitzgerald LP (A)	4.875	05-01-24	2,610,000	2,658,058
Credit Suisse Group AG (A)	3.574	01-09-23	869,000	895,945
Lazard Group LLC	4.375	03-11-29	1,250,000	1,336,104
Macquarie Bank, Ltd. (A)	3.624	06-03-30	1,884,000	1,918,418
Macquarie Bank, Ltd. (A)	4.875	06-10-25	3,310,000	3,588,867
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%)	2.188	04-28-26	5,893,000	6,054,050
Morgan Stanley	3.875	01-27-26	1,722,000	1,937,482
Raymond James Financial, Inc.	4.650	04-01-30	827,000	951,232
Stifel Financial Corp.	4.250	07-18-24	1,315,000	1,381,734
The Bank of New York Mellon Corp.	1.600	04-24-25	2,211,000	2,288,211
The Goldman Sachs Group, Inc.	3.850	01-26-27	5,748,000	6,332,803
Consumer finance 0.5%
Capital One Financial Corp.	2.600	05-11-23	1,425,000	1,463,256
Capital One Financial Corp.	3.900	01-29-24	3,233,000	3,432,964
Discover Financial Services	3.950	11-06-24	3,698,000	3,917,185
Discover Financial Services	4.100	02-09-27	1,385,000	1,451,874
Diversified financial services 0.7%
GE Capital International Funding Company Unlimited Company	4.418	11-15-35	4,090,000	4,083,592
Jefferies Financial Group, Inc.	5.500	10-18-23	2,350,000	2,529,311
Jefferies Group LLC	4.150	01-23-30	2,730,000	2,742,401
Jefferies Group LLC	4.850	01-15-27	2,615,000	2,801,357
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%) (B)	5.650	05-15-53	2,164,000	2,145,628
Insurance 1.4%
AXA SA	8.600	12-15-30	830,000	1,175,624
Brighthouse Financial, Inc.	3.700	06-22-27	4,178,000	4,101,073
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
CNO Financial Group, Inc.	5.250	05-30-29	2,787,000	$2,899,838
Liberty Mutual Group, Inc. (A)	3.951	10-15-50	65,000	66,276
Lincoln National Corp.	4.000	09-01-23	710,000	768,382
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	2,696,000	3,124,502
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (A)	9.250	04-08-38	1,649,000	2,283,865
New York Life Insurance Company (A)	3.750	05-15-50	1,444,000	1,621,474
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year ICE Swap Rate + 3.650%) (A)	5.100	10-16-44	2,322,000	2,554,200
Ohio National Financial Services, Inc. (A)	5.550	01-24-30	1,240,000	1,160,353
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	4,694,000	4,991,130
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	2,870,000	3,374,221
USAA Capital Corp. (A)	2.125	05-01-30	1,000,000	1,027,814
Thrifts and mortgage finance 0.1%
Nationwide Building Society (3.622% to 4-26-22, then 3 month LIBOR + 1.181%) (A)	3.622	04-26-23	1,150,000	1,183,969
Health care 3.0%				62,055,865
Biotechnology 0.5%
AbbVie, Inc. (A)	3.200	11-21-29	4,956,000	5,310,144
AbbVie, Inc. (A)	4.250	11-21-49	1,147,000	1,314,076
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	4,027,000	4,445,647
Health care equipment and supplies 0.0%
Baxter International, Inc. (A)	3.950	04-01-30	371,000	437,179
Health care providers and services 2.1%
AmerisourceBergen Corp.	2.800	05-15-30	2,564,000	2,625,186
AmerisourceBergen Corp.	3.450	12-15-27	2,805,000	3,092,690
Anthem, Inc.	2.375	01-15-25	713,000	749,372
Cottage Health Obligated Group	3.304	11-01-49	3,659,000	3,766,197
CVS Health Corp.	3.000	08-15-26	327,000	357,166
CVS Health Corp.	3.750	04-01-30	2,688,000	3,008,369
CVS Health Corp.	4.300	03-25-28	2,386,000	2,720,599
CVS Health Corp.	5.050	03-25-48	2,625,000	3,370,113
Fresenius Medical Care US Finance III, Inc. (A)	3.750	06-15-29	4,350,000	4,662,069
HCA, Inc.	4.125	06-15-29	4,492,000	4,879,169
HCA, Inc.	5.250	04-15-25	1,800,000	2,041,914
HCA, Inc.	5.250	06-15-26	1,240,000	1,411,513
20	JOHN HANCOCK INVESTMENT GRADE BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Partners Healthcare System, Inc. (B)	3.192	07-01-49	4,540,000	$4,612,332
Premier Health Partners	2.911	11-15-26	1,567,000	1,574,519
Stanford Health Care	3.310	08-15-30	904,000	1,010,885
Universal Health Services, Inc. (A)	4.750	08-01-22	1,985,000	1,985,000
Universal Health Services, Inc. (A)	5.000	06-01-26	1,297,000	1,329,425
Pharmaceuticals 0.4%
GlaxoSmithKline Capital PLC	3.000	06-01-24	2,924,000	3,168,987
Pfizer, Inc.	2.950	03-15-24	3,806,000	4,183,314
Industrials 4.4%				92,044,809
Aerospace and defense 0.8%
Huntington Ingalls Industries, Inc. (A)	3.844	05-01-25	549,000	590,409
Huntington Ingalls Industries, Inc. (A)	4.200	05-01-30	1,378,000	1,491,807
Huntington Ingalls Industries, Inc. (A)	5.000	11-15-25	1,340,000	1,380,357
The Boeing Company	3.200	03-01-29	7,765,000	7,343,092
The Boeing Company	4.875	05-01-25	3,014,000	3,198,976
The Boeing Company	5.805	05-01-50	2,957,000	3,347,086
Air freight and logistics 0.2%
CH Robinson Worldwide, Inc. (B)	4.200	04-15-28	1,610,000	1,767,964
United Parcel Service, Inc.	3.900	04-01-25	1,863,000	2,117,344
Airlines 1.6%
Air Canada 2013-1 Class A Pass Through Trust (A)	4.125	05-15-25	665,837	605,912
Air Canada 2017-1 Class B Pass Through Trust (A)	3.700	01-15-26	853,175	554,975
American Airlines 2013-1 Class A Pass Through Trust	4.000	07-15-25	814,123	632,011
American Airlines 2013-2 Class A Pass Through Trust	4.950	01-15-23	1,417,334	1,105,521
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	2,046,468	1,586,353
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	606,364	348,659
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	2,179,421	1,471,109
American Airlines 2016-1 Class AA Pass Through Trust	3.575	01-15-28	1,612,087	1,483,120
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	1,219,075	841,162
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	2,361,425	2,184,318
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	667,033	466,923
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	1,117,525	737,566
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	21

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	1,434,567	$1,255,246
British Airways 2013-1 Class A Pass Through Trust (A)	4.625	06-20-24	2,379,594	2,165,430
British Airways 2013-1 Class B Pass Through Trust (A)	5.625	06-20-20	18,836	18,814
British Airways 2018-1 Class A Pass Through Trust (A)	4.125	09-20-31	1,848,341	1,475,295
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	04-19-22	549,460	478,031
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01-02-23	615,680	584,974
Delta Air Lines, Inc.	2.900	10-28-24	3,355,000	2,719,946
Delta Air Lines, Inc.	3.800	04-19-23	1,756,000	1,559,536
Delta Air Lines, Inc.	4.375	04-19-28	3,173,000	2,578,079
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	1,838,309	1,666,610
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	1,998,796	1,749,057
United Airlines 2014-2 Class B Pass Through Trust	4.625	09-03-22	592,494	495,490
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	1,805,622	1,318,355
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	2,185,292	1,428,127
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	487,846	323,166
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	1,494,293	1,109,878
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	444,106	361,946
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	494,540	410,468
Building products 0.3%
Carrier Global Corp. (A)	2.242	02-15-25	2,539,000	2,542,897
Carrier Global Corp. (A)	2.493	02-15-27	1,208,000	1,171,656
Carrier Global Corp. (A)	2.722	02-15-30	1,016,000	968,730
Owens Corning	3.950	08-15-29	1,789,000	1,884,987
Industrial conglomerates 0.6%
3M Company	3.250	02-14-24	3,503,000	3,807,183
DuPont de Nemours, Inc.	2.169	05-01-23	2,276,000	2,321,855
General Electric Company	4.350	05-01-50	2,829,000	2,748,384
General Electric Company	5.550	01-05-26	3,786,000	4,202,268
Machinery 0.1%
Otis Worldwide Corp. (A)	2.056	04-05-25	2,017,000	2,081,139
22	JOHN HANCOCK INVESTMENT GRADE BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Professional services 0.2%
IHS Markit, Ltd. (A)	4.000	03-01-26	1,635,000	$1,746,834
IHS Markit, Ltd. (A)	4.750	02-15-25	687,000	748,246
IHS Markit, Ltd.	4.750	08-01-28	1,237,000	1,417,985
Road and rail 0.1%
Canadian Pacific Railway Company	2.050	03-05-30	1,718,000	1,712,675
Trading companies and distributors 0.5%
AerCap Ireland Capital DAC	2.875	08-14-24	3,100,000	2,615,669
Air Lease Corp.	3.625	12-01-27	792,000	702,229
Aircastle, Ltd.	5.500	02-15-22	786,000	738,810
Ashtead Capital, Inc. (A)	4.250	11-01-29	650,000	643,500
Ashtead Capital, Inc. (A)	4.375	08-15-27	1,500,000	1,515,000
Ashtead Capital, Inc. (A)	5.250	08-01-26	3,370,000	3,521,650
Information technology 5.9%				122,477,469
Communications equipment 0.3%
Motorola Solutions, Inc.	4.600	02-23-28	4,044,000	4,457,483
Motorola Solutions, Inc.	4.600	05-23-29	731,000	816,100
Electronic equipment, instruments and components 0.3%
Jabil, Inc.	3.600	01-15-30	4,345,000	4,284,737
Tech Data Corp.	3.700	02-15-22	2,216,000	2,221,918
IT services 0.3%
PayPal Holdings, Inc.	2.850	10-01-29	4,005,000	4,319,356
Visa, Inc.	2.700	04-15-40	1,744,000	1,849,167
Semiconductors and semiconductor equipment 3.3%
Applied Materials, Inc.	1.750	06-01-30	1,446,000	1,444,895
Applied Materials, Inc.	2.750	06-01-50	1,676,000	1,670,032
Broadcom Corp.	3.125	01-15-25	1,720,000	1,778,107
Broadcom Corp.	3.875	01-15-27	7,623,000	8,020,581
Broadcom, Inc. (A)	4.700	04-15-25	2,920,000	3,200,046
Broadcom, Inc. (A)	4.750	04-15-29	3,293,000	3,607,653
Broadcom, Inc. (A)	5.000	04-15-30	3,486,000	3,848,327
KLA Corp.	4.100	03-15-29	1,615,000	1,866,195
Lam Research Corp.	3.750	03-15-26	705,000	798,173
Lam Research Corp.	4.000	03-15-29	4,661,000	5,431,719
Lam Research Corp.	4.875	03-15-49	1,830,000	2,447,462
Marvell Technology Group, Ltd.	4.875	06-22-28	3,170,000	3,536,247
Microchip Technology, Inc.	4.333	06-01-23	5,539,000	5,801,359
Micron Technology, Inc.	2.497	04-24-23	3,220,000	3,296,727
Micron Technology, Inc.	4.185	02-15-27	5,838,000	6,454,176
Micron Technology, Inc.	4.975	02-06-26	755,000	847,925
Micron Technology, Inc.	5.327	02-06-29	5,029,000	5,800,335
NVIDIA Corp.	2.850	04-01-30	2,484,000	2,729,232
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	23

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
NXP BV (A)	3.400	05-01-30	835,000	$867,580
NXP BV (A)	3.875	06-18-26	2,246,000	2,425,841
NXP BV (A)	4.875	03-01-24	2,316,000	2,560,968
Software 0.7%
Autodesk, Inc.	2.850	01-15-30	862,000	917,865
Citrix Systems, Inc.	3.300	03-01-30	3,135,000	3,227,311
Microsoft Corp.	4.450	11-03-45	2,359,000	3,238,471
Oracle Corp.	2.950	04-01-30	4,763,000	5,226,104
VMware, Inc.	4.500	05-15-25	2,281,000	2,453,256
Technology hardware, storage and peripherals 1.0%
Apple, Inc.	1.125	05-11-25	3,019,000	3,068,060
Dell International LLC (A)	4.900	10-01-26	3,484,000	3,764,792
Dell International LLC (A)	5.300	10-01-29	3,113,000	3,384,386
Dell International LLC (A)	5.850	07-15-25	1,015,000	1,136,051
Dell International LLC (A)	8.350	07-15-46	2,472,000	3,133,422
Hewlett Packard Enterprise Company	4.900	10-15-25	3,549,000	3,993,728
Seagate HDD Cayman	4.750	01-01-25	2,400,000	2,551,682
Materials 1.7%				36,100,337
Chemicals 0.7%
Albemarle Wodgina Pty, Ltd. (A)	3.450	11-15-29	1,880,000	1,779,163
Ecolab, Inc.	4.800	03-24-30	1,832,000	2,283,512
EI du Pont de Nemours and Company	1.700	07-15-25	1,184,000	1,213,162
Methanex Corp.	4.250	12-01-24	1,437,000	1,324,795
Methanex Corp.	5.250	12-15-29	1,867,000	1,630,166
Orbia Advance Corp. SAB de CV (A)	5.500	01-15-48	1,170,000	1,168,538
Syngenta Finance NV (A)	4.441	04-24-23	2,090,000	2,144,885
Syngenta Finance NV (A)	5.676	04-24-48	1,145,000	1,079,337
The Sherwin-Williams Company	2.300	05-15-30	2,597,000	2,585,683
Construction materials 0.1%
Vulcan Materials Company	3.500	06-01-30	1,796,000	1,891,349
Containers and packaging 0.3%
Colonial Enterprises, Inc. (A)	3.250	05-15-30	6,112,000	6,502,577
Metals and mining 0.1%
Anglo American Capital PLC (A)	4.750	04-10-27	1,840,000	1,962,679
Newmont Corp.	2.800	10-01-29	728,000	757,322
Paper and forest products 0.5%
Georgia-Pacific LLC (A)	1.750	09-30-25	3,016,000	3,080,481
Georgia-Pacific LLC (A)	2.300	04-30-30	5,887,000	6,013,688
Inversiones CMPC SA (A)	3.850	01-13-30	683,000	683,000
24	JOHN HANCOCK INVESTMENT GRADE BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate 1.4%				$28,533,779
Equity real estate investment trusts 1.4%
American Homes 4 Rent LP	4.250	02-15-28	2,082,000	2,047,752
American Tower Corp.	2.400	03-15-25	1,731,000	1,810,975
American Tower Corp.	2.950	01-15-25	1,669,000	1,783,608
American Tower Corp.	3.550	07-15-27	4,367,000	4,788,667
American Tower Corp.	3.800	08-15-29	1,730,000	1,937,111
Crown Castle International Corp.	3.300	07-01-30	902,000	975,697
Crown Castle International Corp.	4.150	07-01-50	1,142,000	1,311,317
CyrusOne LP	3.450	11-15-29	1,850,000	1,827,763
Equinix, Inc.	3.200	11-18-29	3,477,000	3,741,913
GLP Capital LP	3.350	09-01-24	575,000	530,351
GLP Capital LP	5.375	04-15-26	1,814,000	1,814,000
SBA Tower Trust (A)	2.836	01-15-25	1,559,000	1,603,937
SBA Tower Trust (A)	3.722	04-11-23	2,230,000	2,269,287
Ventas Realty LP	3.500	02-01-25	2,101,000	2,091,401
Utilities 1.6%				33,029,300
Electric utilities 1.0%
ABY Transmision Sur SA (A)	6.875	04-30-43	1,802,405	2,271,031
Emera US Finance LP	3.550	06-15-26	1,084,000	1,179,144
Empresa Electrica Angamos SA (A)	4.875	05-25-29	637,738	647,546
Engie Energia Chile SA (A)	3.400	01-28-30	2,750,000	2,771,615
FirstEnergy Corp.	2.650	03-01-30	1,235,000	1,287,481
Israel Electric Corp., Ltd. (A)	6.875	06-21-23	490,000	554,767
NRG Energy, Inc. (A)(B)	3.750	06-15-24	1,095,000	1,135,424
Vistra Operations Company LLC (A)	3.550	07-15-24	4,086,000	4,177,603
Vistra Operations Company LLC (A)	3.700	01-30-27	3,385,000	3,436,936
Vistra Operations Company LLC (A)	4.300	07-15-29	3,130,000	3,235,719
Independent power and renewable electricity producers 0.2%
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	3,908,000	4,387,609
Multi-utilities 0.4%
Dominion Energy, Inc.	3.375	04-01-30	1,668,000	1,825,375
NiSource, Inc.	3.600	05-01-30	1,088,000	1,229,533

Oncor Electric Delivery Company LLC	2.750	06-01-24	4,550,000	4,889,517
Municipal bonds 1.0%				$20,950,242
(Cost $20,811,646)
Central Plains Energy Project (Nebraska)	4.000	12-01-49	2,040,000	2,289,370
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	1,284,000	1,311,580
Mississippi Hospital Equipment & Facilities Authority	3.720	09-01-26	1,643,000	1,740,512
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	1,758,000	1,606,320
New Jersey Transportation Trust Fund Authority	4.131	06-15-42	155,000	135,422
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	25

	Rate (%)	Maturity date	Par value^	Value

Ohio Air Quality Development Authority	2.100	10-01-28	4,460,000	$4,461,695
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	1,420,000	1,445,418
Regents of the University of California Medical Center Pooled Revenue	3.006	05-15-50	3,880,000	3,750,912

Tennergy Corp. (Tennessee)Series A	5.000	02-01-50	3,670,000	4,209,013
Collateralized mortgage obligations 8.3%				$170,847,230
(Cost $171,729,815)
Commercial and residential 6.0%				122,943,818
Americold LLC Series 2010-ARTA, Class D (A)	7.443	01-14-29	885,000	891,500
AOA Mortgage Trust Series 2015-1177, Class C (A)(E)	3.010	12-13-29	1,136,000	1,135,821
Arroyo Mortgage Trust
Series 2018-1, Class A1 (A)(E)	3.763	04-25-48	1,541,551	1,567,118
Series 2019-2, Class A1 (A)(E)	3.347	04-25-49	1,259,216	1,283,301
Series 2019-3, Class A1 (A)(E)	2.962	10-25-48	941,731	951,025
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A (A)	3.218	04-14-33	1,204,000	1,268,523
Series 2015-200P, Class C (A)(E)	3.596	04-14-33	1,436,000	1,490,827
Series 2019-BPR, Class DNM (A)(E)	3.843	11-05-32	995,000	640,981
BBCMS Trust
Series 2015-MSQ, Class D (A)(E)	3.990	09-15-32	640,000	626,478
Series 2015-SRCH, Class D (A)(E)	4.957	08-10-35	947,000	930,181
Series 2020-C6, Class A2	2.690	02-15-53	949,000	994,299
Benchmark Mortgage Trust
Series 2018-B1, Class A2	3.571	01-15-51	2,375,000	2,477,163
Series 2018-B7, Class A2	4.377	05-15-53	3,255,000	3,516,096
Series 2019-B10, Class A2	3.614	03-15-62	1,145,000	1,226,821
Series 2019-B11, Class A2	3.410	05-15-52	1,010,000	1,075,209
Series 2019-B12, Class A2	3.001	08-15-52	2,425,000	2,550,779
Series 2019-B14, Class A2	2.915	12-15-62	2,338,000	2,453,929
BRAVO Residential Funding Trust Series 2019-NQM1, Class A1 (A)(E)	2.666	07-25-59	601,508	608,130
Bunker Hill Loan Depositary Trust
Series 2019-1, Class A1 (A)	3.613	10-26-48	151,282	153,561
Series 2019-2, Class A1 (A)	2.879	07-25-49	3,619,694	3,608,179
BWAY Mortgage Trust Series 2015-1740, Class XA IO (A)	0.896	01-10-35	11,465,000	166,616
BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (A)(D)	1.505	03-15-37	842,000	793,678
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (A)(D)	1.934	12-15-37	290,000	277,872
Cantor Commercial Real Estate Lending Series 2019-CF1, Class A2	3.623	05-15-52	3,290,000	3,528,053
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class A3	2.935	04-10-48	1,627,000	1,675,118
26	JOHN HANCOCK INVESTMENT GRADE BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2015-GC29, Class A4	3.192	04-10-48	3,080,000	$3,210,629
Series 2015-GC33, Class A4	3.778	09-10-58	3,837,714	4,181,520
Series 2019-PRM, Class A (A)	3.341	05-10-36	1,175,000	1,210,683
Series 2019-SMRT, Class A (A)	4.149	01-10-36	1,190,000	1,247,496
Series 2020-GC46, Class A2	2.708	02-15-53	3,245,000	3,404,755
COLT Mortgage Loan Trust
Series 2019-2, Class A1 (A)(E)	3.337	05-25-49	495,818	498,806
Series 2020-1, Class A1 (A)(E)	2.488	02-25-50	1,331,813	1,339,722
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.630	08-15-45	4,912,571	135,913
Series 2012-CR3, Class XA IO	1.854	10-15-45	8,624,139	289,397
Series 2014-CR15, Class XA IO	0.937	02-10-47	5,067,320	133,986
Series 2014-CR20, Class A3	3.326	11-10-47	4,485,000	4,747,607
Series 2016-CR28, Class A3	3.495	02-10-49	545,000	589,358
Series 2016-CR28, Class A4	3.762	02-10-49	1,940,000	2,125,238
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO	0.445	05-10-51	25,886,891	765,084
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (A)(E)	4.394	08-10-30	1,135,000	1,139,890
Series 2017-PANW, Class A (A)	3.244	10-10-29	399,000	408,252
Series 2020-CBM, Class A2 (A)	2.896	02-10-37	572,000	556,429
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class B (1 month LIBOR + 1.230%) (A)(D)	1.414	05-15-36	1,000,000	967,417
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (A)(D)	1.784	05-15-36	2,230,000	2,116,637
CSMC Trust
Series 2019-AFC1, Class A1 (A)	2.573	07-25-49	1,450,155	1,462,785
Series 2020-AFC1, Class A1 (A)(E)	2.240	02-25-50	1,379,586	1,381,650
GCAT LLC Series 2019-NQM1, Class A1 (A)	2.985	02-25-59	1,923,180	1,933,814
GCAT Trust Series 2020-NQM1, Class A1 (A)	2.247	01-25-60	2,413,715	2,404,768
GS Mortgage Securities Trust
Series 2013-GC12, Class A3	2.860	06-10-46	1,745,000	1,758,865
Series 2015-590M, Class C (A)(E)	3.805	10-10-35	1,475,000	1,421,022
Series 2015-GC30, Class A3	3.119	05-10-50	2,702,799	2,866,890
Series 2015-GC34, Class A3	3.244	10-10-48	3,495,000	3,713,921
Series 2016-RENT, Class D (A)(E)	4.067	02-10-29	990,000	974,400
Series 2017-485L, Class C (A)(E)	3.982	02-10-37	605,000	580,850
Series 2019-GC39, Class A2	3.457	05-10-52	1,773,000	1,882,430
Series 2019-GC40, Class A2	2.971	07-10-52	3,275,000	3,451,617
Series 2020-UPTN, Class A (A)	2.751	02-10-37	1,234,000	1,204,144
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (1 month LIBOR + 3.900%) (A)(D)	4.882	08-05-34	820,000	698,912
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	27

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
IMT Trust
Series 2017-APTS, Class AFX (A)	3.478	06-15-34	432,000	$431,345
Series 2017-APTS, Class CFX (A)(E)	3.497	06-15-34	575,000	530,960
Irvine Core Office Trust Series 2013-IRV, Class A2 (A)(E)	3.173	05-15-48	925,736	939,224
JPMBB Commercial Mortgage Securities Trust Series 2015-C31, Class A3	3.801	08-15-48	2,743,212	3,015,698
JPMCC Commercial Mortgage Securities Trust Series 2019-COR5, Class A2	3.150	06-13-52	4,390,000	4,628,252
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (A)	1.431	07-05-32	6,468,998	167,436
Series 2015-JP1, Class A5	3.914	01-15-49	2,905,000	3,205,191
KNDL Mortgage Trust Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) (A)(D)	1.234	05-15-36	1,285,000	1,223,118
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A5	3.635	10-15-48	2,730,000	2,961,185
Morgan Stanley Capital I Trust Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (A)(D)	1.584	11-15-34	1,015,000	970,687
MSCG Trust Series 2016-SNR, Class D (A)	6.550	11-15-34	952,000	930,837
Natixis Commercial Mortgage Securities Trust Series 2018-ALXA, Class C (A)(E)	4.316	01-15-43	520,000	517,326
New Residential Mortgage Loan Trust Series 2020-1A, Class A1B (A)(E)	3.500	10-25-59	1,397,383	1,431,441
One Market Plaza Trust Series 2017-1MKT, Class D (A)	4.146	02-10-32	460,000	457,961
Seasoned Credit Risk Transfer Trust Series 2019-2, Class MA	3.500	08-25-58	1,359,828	1,457,858
Starwood Mortgage Residential Trust
Series 2018-IMC1, Class A1 (A)(E)	3.793	03-25-48	237,500	239,002
Series 2020-1, Class A1 (A)(E)	2.275	02-25-50	1,206,056	1,204,576
Wells Fargo Commercial Mortgage Trust
Series 2016-C33, Class A3	3.162	03-15-59	1,515,000	1,590,794
Series 2016-LC24, Class A4	2.942	10-15-49	1,885,014	1,987,772
Series 2017-SMP, Class D (1 month LIBOR + 1.650%) (A)(D)	1.834	12-15-34	360,000	286,763
Series 2019-C51, Class A2	3.039	06-15-52	3,725,000	3,926,459
WF-RBS Commercial Mortgage Trust Series 2012-C9, Class XA IO (A)	1.889	11-15-45	4,114,789	143,788
U.S. Government Agency 2.3%				47,903,412
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO	1.286	12-25-21	9,283,344	133,661
Series K018, Class X1 IO	1.300	01-25-22	9,072,574	136,564
28	JOHN HANCOCK INVESTMENT GRADE BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series K021, Class X1 IO	1.417	06-25-22	2,461,290	$57,154
Series K022, Class X1 IO	1.194	07-25-22	36,534,230	741,970
Series K030, Class X1 IO	0.178	04-25-23	204,545,591	938,455
Series K038, Class A2	3.389	03-25-24	2,486,000	2,714,919
Series K038, Class X1 IO	1.126	03-25-24	20,822,221	734,510
Series K040, Class A2	3.241	09-25-24	4,380,000	4,811,599
Series K048, Class A2 (E)	3.284	06-25-25	2,310,000	2,568,751
Series K048, Class X1 IO	0.243	06-25-25	6,478,789	70,367
Series K049, Class A2	3.010	07-25-25	4,073,000	4,484,283
Series K052, Class A2	3.151	11-25-25	1,833,000	2,036,108
Series K064, Class A1	2.891	10-25-26	848,350	911,998
Series K718, Class X1 IO	0.603	01-25-22	22,522,259	161,676
Series K727, Class A2	2.946	07-25-24	6,080,000	6,501,163
Series K728, Class A2 (E)	3.064	08-25-24	4,035,000	4,368,890
Series KIR3, Class A1	3.038	08-25-27	3,920,000	4,288,072
Federal National Mortgage Association Series 2015-M13, Class A2 (E)	2.710	06-25-25	2,865,000	3,085,264
Government National Mortgage Association
Series 2012-114, Class IO	0.760	01-16-53	909,723	33,557
Series 2016-174, Class IO	0.890	11-16-56	8,388,054	541,401
Series 2017-109, Class IO	0.599	04-16-57	12,582,884	587,827
Series 2017-124, Class IO	0.712	01-16-59	11,286,072	606,149
Series 2017-140, Class IO	0.618	02-16-59	5,791,307	309,733
Series 2017-169, Class IO	0.727	01-16-60	11,800,774	632,552
Series 2017-20, Class IO	0.733	12-16-58	19,436,519	1,015,278
Series 2017-22, Class IO	0.942	12-16-57	3,050,486	213,563
Series 2017-41, Class IO	0.766	07-16-58	10,842,355	612,739
Series 2017-46, Class IO	0.616	11-16-57	12,072,916	609,201
Series 2017-61, Class IO	0.764	05-16-59	6,243,569	381,848
Series 2018-114, Class IO	0.555	04-16-60	11,964,883	652,944
Series 2018-158, Class IO	0.691	05-16-61	20,281,142	1,396,442
Series 2018-69, Class IO	0.574	04-16-60	5,974,799	333,009
Series 2018-9, Class IO	0.557	01-16-60	7,034,575	377,942

Series 2019-131, Class IO	0.931	07-16-61	11,532,730	853,823
Asset backed securities 7.1%				$147,725,128
(Cost $148,714,112)
Asset backed securities 7.1%				147,725,128
Ally Master Owner Trust Series 2018-1, Class A2	2.700	01-17-23	2,997,000	3,022,037
AmeriCredit Automobile Receivables Trust Series 2020-1, Class C	1.590	10-20-25	2,076,000	1,992,634
AMSR Trust Series 2020-SFR1, Class A (A)	1.819	04-17-37	2,077,000	1,997,239
Applebee's Funding LLC Series 2019-1A, Class A2I (A)	4.194	06-07-49	2,530,000	2,064,050
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	29

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Arby's Funding LLC Series 2015-1A, Class A2 (A)	4.969	10-30-45	1,337,000	$1,330,917
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (A)	2.360	03-20-26	1,591,000	1,520,974
Series 2020-1A, Class A (A)	2.330	08-20-26	1,489,000	1,390,372
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A (A)	3.280	09-26-33	581,634	562,111
CARS-DB4 LP Series 2020-1A, Class A1 (A)	2.690	02-15-50	1,861,529	1,868,190
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1	2.490	01-20-23	1,435,000	1,453,924
CLI Funding LLC Series 2018-1A, Class A (A)	4.030	04-18-43	1,170,371	1,171,938
Coinstar Funding LLC Series 2017-1A, Class A2 (A)	5.216	04-25-47	1,319,200	1,268,719
Corevest American Finance Trust Series 2019-3, Class A (A)	2.705	10-15-52	448,724	445,539
CWABS Asset-Backed Certificates Trust Series 2004-10, Class AF5B	4.520	02-25-35	85,895	86,072
DB Master Finance LLC
Series 2017-1A, Class A2I (A)	3.629	11-20-47	787,865	793,112
Series 2017-1A, Class A2II (A)	4.030	11-20-47	1,451,588	1,446,231
Series 2019-1A, Class A2I (A)	3.787	05-20-49	3,440,998	3,514,050
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 (A)	4.118	07-25-47	3,875,625	4,026,891
DRB Prime Student Loan Trust
Series 2015-D, Class A2 (A)	3.200	01-25-40	684,927	692,295
Series 2016-B, Class A2 (A)	2.890	06-25-40	748,806	762,143
Driven Brands Funding LLC Series 2015-1A, Class A2 (A)	5.216	07-20-45	1,609,175	1,620,858
Elara HGV Timeshare Issuer LLC Series 2019-A, Class A (A)	2.610	01-25-34	1,285,335	1,221,346
Exeter Automobile Receivables Trust Series 2020-1A, Class C (A)	2.490	01-15-25	3,405,000	3,370,035
Five Guys Funding LLC Series 2017-1A, Class A2 (A)	4.600	07-25-47	2,128,913	2,107,822
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (A)	3.857	04-30-47	455,900	442,373
Ford Credit Auto Owner Trust
Series 2018-1, Class A (A)	3.190	07-15-31	5,556,000	5,817,541
Series 2018-2, Class A (A)	3.470	01-15-30	3,220,000	3,343,620
Series 2020-1, Class A (A)	2.040	08-15-31	3,578,000	3,592,915
Ford Credit Floorplan Master Owner Trust Series 2019-2, Class A	3.060	04-15-26	3,969,000	3,980,390
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A (A)	2.900	04-15-26	3,600,000	3,716,495
Golden Credit Card Trust Series 2018-4A, Class A (A)	3.440	10-15-25	5,200,000	5,540,078
30	JOHN HANCOCK INVESTMENT GRADE BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Great American Auto Leasing, Inc. Series 2019-1, Class A4 (A)	3.210	02-18-25	1,847,000	$1,903,559
Hilton Grand Vacations Trust
Series 2017-AA, Class A (A)	2.660	12-26-28	843,622	814,438
Series 2018-AA, Class A (A)	3.540	02-25-32	608,112	593,246
Home Partners of America Trust Series 2019-1, Class A (A)	2.908	09-17-39	3,857,068	3,965,532
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (A)	4.970	08-25-49	616,900	563,723
Series 2019-1A, Class A2I (A)	3.982	08-25-49	711,425	675,697
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX (A)	2.730	10-25-48	1,515,000	1,549,122
MelTel Land Funding LLC Series 2019-1A, Class A (A)	3.768	04-15-49	617,307	619,913
Mill City Mortgage Loan Trust Series 2018-3, Class A1 (A)(E)	3.500	08-25-58	468,362	484,155
MVW Owner Trust
Series 2015-1A, Class A (A)	2.520	12-20-32	83,087	81,270
Series 2018-1A, Class A (A)	3.450	01-21-36	1,365,573	1,375,073
Navient Private Education Loan Trust Series 2016-AA, Class A2A (A)	3.910	12-15-45	572,465	594,874
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A (A)	2.640	05-15-68	2,015,000	2,029,305
Series 2019-FA, Class A2 (A)	2.600	08-15-68	3,389,000	3,465,224
Series 2020-BA, Class A2 (A)	2.120	01-15-69	3,760,000	3,717,574
Nelnet Student Loan Trust Series 2004-4, Class A5 (3 month LIBOR + 0.160%) (D)	1.151	01-25-37	1,190,290	1,140,243
New Residential Mortgage LLC
Series 2018-FNT1, Class A (A)	3.610	05-25-23	640,283	636,885
Series 2018-FNT2, Class A (A)	3.790	07-25-54	383,779	370,591
Nissan Auto Receivables Owner Trust Series 2018-A, Class A4	2.890	06-17-24	1,750,000	1,803,233
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A (A)	3.193	01-25-23	282,058	283,055
Series 2018-PLS2, Class A (A)	3.265	02-25-23	872,272	874,861
Oxford Finance Funding LLC
Series 2019-1A, Class A2 (A)	4.459	02-15-27	441,000	434,416
Series 2020-1A, Class A2 (A)	3.101	02-15-28	1,910,000	1,894,269
PFS Financing Corp. Series 2018-F, Class A (A)	3.520	10-15-23	1,965,000	1,977,076
Progress Residential Trust
Series 2020-SFR1, Class A (A)	1.732	04-17-37	1,798,000	1,771,205
Series 2020-SFR2, Class A (A)	2.078	06-18-37	1,041,000	1,041,354
Santander Revolving Auto Loan Trust Series 2019-A, Class A (A)	2.510	01-26-32	3,169,000	3,138,636
SCF Equipment Leasing LLC Series 2019-1A, Class A2 (A)	3.230	10-20-24	740,000	716,609
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	31

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Sesac Finance LLC Series 2019-1, Class A2 (A)	5.216	07-25-49	1,870,863	$1,881,115
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class A (A)	3.690	09-20-35	345,717	339,775
Series 2019-1A, Class A (A)	3.200	01-20-36	397,573	390,613
SMB Private Education Loan Trust
Series 2015-C, Class A2A (A)	2.750	07-15-27	298,074	302,263
Series 2016-A, Class A2A (A)	2.700	05-15-31	3,018,298	3,031,920
Series 2019-B, Class A2A (A)	2.840	06-15-37	3,573,000	3,667,919
Sonic Capital LLC Series 2020-1A, Class A2I (A)	3.845	01-20-50	1,788,518	1,656,507
Sunbird Engine Finance LLC Series 2020-1A, Class A (A)	3.671	02-15-45	1,090,170	816,212
Taco Bell Funding LLC Series 2018-1A, Class A2I (A)	4.318	11-25-48	3,498,720	3,569,674
TAL Advantage V LLC Series 2014-1A, Class A (A)	3.510	02-22-39	198,750	196,385
Towd Point Mortgage Trust
Series 2015-1, Class A5 (A)(E)	3.907	10-25-53	355,000	361,225
Series 2015-2, Class 1M2 (A)(E)	3.735	11-25-60	815,000	838,666
Series 2015-6, Class M2 (A)(E)	3.750	04-25-55	1,775,000	1,826,639
Series 2017-1, Class A1 (A)(E)	2.750	10-25-56	463,509	470,190
Series 2017-2, Class A1 (A)(E)	2.750	04-25-57	309,901	314,329
Series 2018-1, Class A1 (A)(E)	3.000	01-25-58	966,737	994,038
Series 2018-3, Class A1 (A)(E)	3.750	05-25-58	1,139,961	1,198,275
Series 2018-4, Class A1 (A)(E)	3.000	06-25-58	2,717,811	2,819,896
Series 2018-6, Class A1A (A)(E)	3.750	03-25-58	1,791,799	1,870,157
Series 2019-1, Class A1 (A)(E)	3.750	03-25-58	927,536	983,862
Series 2019-4, Class A1 (A)(E)	2.900	10-25-59	1,618,191	1,672,897
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A (A)	2.560	11-25-31	6,561,000	6,794,137
Triton Container Finance V LLC Series 2018-1A, Class A (A)	3.950	03-20-43	2,432,250	2,406,144
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 (A)	4.072	02-16-43	1,476,025	1,492,502
VSE VOI Mortgage LLC Series 2017-A, Class A (A)	2.330	03-20-35	774,325	738,725
Westgate Resorts LLC
Series 2016-1A, Class A (A)	3.500	12-20-28	79,998	79,610
Series 2017-1A, Class A (A)	3.050	12-20-30	258,762	253,737
Westlake Automobile Receivables Trust Series 2019-1A, Class C (A)	3.450	03-15-24	1,493,000	1,521,006
Willis Engine Structured Trust V Series 2020-A, Class A (A)	3.228	03-15-45	787,046	558,661

32	JOHN HANCOCK INVESTMENT GRADE BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Preferred securities 0.1%		$1,849,016
(Cost $1,965,184)
Financials 0.0%		321,300
Banks 0.0%
Wells Fargo & Company, 7.500%	238	321,300
Utilities 0.1%		1,527,716
Electric utilities 0.1%
NextEra Energy, Inc., 5.279%	25,800	1,147,068
The Southern Company, 6.750%	2,561	122,749
Multi-utilities 0.0%
Dominion Energy, Inc., 7.250%	1,437	150,569
DTE Energy Company, 6.250%	2,526	107,330

	Yield (%)	Shares	Value
Short-term investments 0.7%			$14,259,177
(Cost $14,256,432)
Short-term funds 0.1%			1,244,177
John Hancock Collateral Trust (F)	0.3653(G)	124,272	1,244,177

	Par value^	Value
Repurchase agreement 0.6%		13,015,000
Barclays Tri-Party Repurchase Agreement dated 5-29-20 at 0.050% to be repurchased at $12,005,050 on 6-1-20, collateralized by $10,451,600 U.S. Treasury Notes, 2.750% due 2-15-28 (valued at $12,245,242)	12,005,000	12,005,000
Repurchase Agreement with State Street Corp. dated 5-29-20 at 0.000% to be repurchased at $1,010,000 on 6-1-20, collateralized by $980,000 U.S. Treasury Notes, 2.000% due 11-30-22 (valued at $1,033,496)	1,010,000	1,010,000

Total investments (Cost $2,004,283,351) 99.5%	$2,064,062,938
Other assets and liabilities, net 0.5%	10,826,981
Total net assets 100.0%	$2,074,889,919

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	33

(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $373,633,388 or 18.0% of the fund's net assets as of 5-31-20.
(B)	All or a portion of this security is on loan as of 5-31-20.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 5-31-20.
At 5-31-20, the aggregate cost of investments for federal income tax purposes was $2,008,558,642. Net unrealized appreciation aggregated to $55,504,296, of which $80,219,105 related to gross unrealized appreciation and $24,714,809 related to gross unrealized depreciation.
34	JOHN HANCOCK INVESTMENT GRADE BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-20

Assets
Unaffiliated investments, at value (Cost $2,003,041,919) including $1,211,557 of securities loaned	$2,062,818,761
Affiliated investments, at value (Cost $1,241,432)	1,244,177
Total investments, at value (Cost $2,004,283,351)	2,064,062,938
Cash	647
Dividends and interest receivable	10,936,238
Receivable for fund shares sold	10,557,928
Receivable for investments sold	5,324,968
Receivable for securities lending income	2,528
Receivable from affiliates	8,866
Other assets	157,990
Total assets	2,091,052,103
Liabilities
Distributions payable	275,082
Payable for investments purchased	7,680,678
Payable for delayed delivery securities purchased	3,916,000
Payable for fund shares repurchased	2,586,998
Payable upon return of securities loaned	1,237,875
Payable to affiliates
Accounting and legal services fees	126,668
Transfer agent fees	164,336
Distribution and service fees	24,064
Trustees' fees	679
Other liabilities and accrued expenses	149,804
Total liabilities	16,162,184
Net assets	$2,074,889,919
Net assets consist of
Paid-in capital	$2,003,628,677
Total distributable earnings (loss)	71,261,242
Net assets	$2,074,889,919

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	35

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($519,838,629 ÷ 47,179,049 shares)[1]	$11.02
Class B ($899,181 ÷ 81,613 shares)[1]	$11.02
Class C ($26,308,281 ÷ 2,387,573 shares)[1]	$11.02
Class I ($930,416,391 ÷ 84,407,416 shares)	$11.02
Class R2 ($6,140,161 ÷ 557,174 shares)	$11.02
Class R4 ($709,141 ÷ 64,340 shares)	$11.02
Class R6 ($590,578,135 ÷ 53,576,120 shares)	$11.02
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$11.48

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
36	JOHN HANCOCK Investment Grade Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended  5-31-20

Investment income
Interest	$42,664,202
Securities lending	176,571
Dividends	72,813
Less foreign taxes withheld	(1,253)
Total investment income	42,912,333
Expenses
Investment management fees	5,861,751
Distribution and service fees	1,360,961
Accounting and legal services fees	273,812
Transfer agent fees	1,302,587
Trustees' fees	21,298
Custodian fees	193,583
State registration fees	199,633
Printing and postage	125,827
Professional fees	93,095
Other	54,340
Total expenses	9,486,887
Less expense reductions	(1,199,297)
Net expenses	8,287,590
Net investment income	34,624,743
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	30,217,129
Affiliated investments	6,777
30,223,906
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	44,919,193
Affiliated investments	2,341
44,921,534
Net realized and unrealized gain	75,145,440
Increase in net assets from operations	$109,770,183
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	37

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-20	Year ended 5-31-19
Increase (decrease) in net assets
From operations
Net investment income	$34,624,743	$23,229,775
Net realized gain	30,223,906	1,419,039
Change in net unrealized appreciation (depreciation)	44,921,534	27,298,443
Increase in net assets resulting from operations	109,770,183	51,947,257
Distributions to shareholders
From earnings
Class A	(11,489,144)	(9,844,657)
Class B	(24,911)	(47,753)
Class C	(415,629)	(426,889)
Class I	(14,528,085)	(3,226,443)
Class R2	(64,329)	(10,820)
Class R4	(15,129)	(11,760)
Class R6	(14,290,315)	(11,464,449)
Total distributions	(40,827,542)	(25,032,771)
From fund share transactions	1,100,564,732	44,927,329
Total increase	1,169,507,373	71,841,815
Net assets
Beginning of year	905,382,546	833,540,731
End of year	$2,074,889,919	$905,382,546
38	JOHN HANCOCK Investment Grade Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	5-31-20	5-31-19	5-31-18	5-31-17	5-31-16
Per share operating performance
Net asset value, beginning of period	$10.50	$10.17	$10.48	$10.53	$10.60
Net investment income[1]	0.23	0.27	0.24	0.23	0.23
Net realized and unrealized gain (loss) on investments	0.57	0.35	(0.28)	— [2]	(0.01)
Total from investment operations	0.80	0.62	(0.04)	0.23	0.22
Less distributions
From net investment income	(0.28)	(0.29)	(0.27)	(0.28)	(0.27)
From net realized gain	—	—	—	—	(0.02)
Total distributions	(0.28)	(0.29)	(0.27)	(0.28)	(0.29)
Net asset value, end of period	$11.02	$10.50	$10.17	$10.48	$10.53
Total return (%)[3,4]	7.70	6.24	(0.35)	2.24	2.13
Ratios and supplemental data
Net assets, end of period (in millions)	$520	$374	$335	$341	$380
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84	0.85	0.85	0.87	0.90
Expenses including reductions	0.76	0.78	0.78	0.80	0.89
Net investment income	2.18	2.65	2.35	2.18	2.16
Portfolio turnover (%)	151	111	80	83	63

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	39

CLASS B SHARES Period ended	5-31-20	5-31-19	5-31-18	5-31-17	5-31-16
Per share operating performance
Net asset value, beginning of period	$10.50	$10.18	$10.48	$10.53	$10.60
Net investment income[1]	0.15	0.19	0.16	0.15	0.15
Net realized and unrealized gain (loss) on investments	0.57	0.35	(0.26)	— [2]	(0.01)
Total from investment operations	0.72	0.54	(0.10)	0.15	0.14
Less distributions
From net investment income	(0.20)	(0.22)	(0.20)	(0.20)	(0.19)
From net realized gain	—	—	—	—	(0.02)
Total distributions	(0.20)	(0.22)	(0.20)	(0.20)	(0.21)
Net asset value, end of period	$11.02	$10.50	$10.18	$10.48	$10.53
Total return (%)[3,4]	6.90	5.35	(1.00)	1.48	1.37
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$2	$3	$5	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.59	1.60	1.60	1.62	1.65
Expenses including reductions	1.51	1.53	1.53	1.55	1.65
Net investment income	1.44	1.90	1.58	1.44	1.43
Portfolio turnover (%)	151	111	80	83	63

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
40	JOHN HANCOCK Investment Grade Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	5-31-20	5-31-19	5-31-18	5-31-17	5-31-16
Per share operating performance
Net asset value, beginning of period	$10.50	$10.18	$10.49	$10.53	$10.60
Net investment income[1]	0.15	0.19	0.17	0.15	0.15
Net realized and unrealized gain (loss) on investments	0.57	0.35	(0.28)	0.01	(0.01)
Total from investment operations	0.72	0.54	(0.11)	0.16	0.14
Less distributions
From net investment income	(0.20)	(0.22)	(0.20)	(0.20)	(0.19)
From net realized gain	—	—	—	—	(0.02)
Total distributions	(0.20)	(0.22)	(0.20)	(0.20)	(0.21)
Net asset value, end of period	$11.02	$10.50	$10.18	$10.49	$10.53
Total return (%)[2,3]	6.90	5.35	(1.09)	1.57	1.37
Ratios and supplemental data
Net assets, end of period (in millions)	$26	$19	$22	$31	$37
Ratios (as a percentage of average net assets):
Expenses before reductions	1.59	1.60	1.60	1.62	1.65
Expenses including reductions	1.51	1.53	1.53	1.55	1.64
Net investment income	1.42	1.90	1.59	1.43	1.41
Portfolio turnover (%)	151	111	80	83	63

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	41

CLASS I SHARES Period ended	5-31-20	5-31-19	5-31-18	5-31-17	5-31-16
Per share operating performance
Net asset value, beginning of period	$10.50	$10.18	$10.49	$10.53	$10.60
Net investment income[1]	0.26	0.29	0.26	0.26	0.25
Net realized and unrealized gain (loss) on investments	0.57	0.35	(0.27)	0.01	—
Total from investment operations	0.83	0.64	(0.01)	0.27	0.25
Less distributions
From net investment income	(0.31)	(0.32)	(0.30)	(0.31)	(0.30)
From net realized gain	—	—	—	—	(0.02)
Total distributions	(0.31)	(0.32)	(0.30)	(0.31)	(0.32)
Net asset value, end of period	$11.02	$10.50	$10.18	$10.49	$10.53
Total return (%)[2]	7.97	6.38	(0.10)	2.60	2.40
Ratios and supplemental data
Net assets, end of period (in millions)	$930	$130	$115	$360	$51
Ratios (as a percentage of average net assets):
Expenses before reductions	0.59	0.61	0.60	0.60	0.64
Expenses including reductions	0.51	0.55	0.53	0.53	0.63
Net investment income	2.39	2.87	2.52	2.50	2.42
Portfolio turnover (%)	151	111	80	83	63

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
42	JOHN HANCOCK Investment Grade Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	5-31-20	5-31-19	5-31-18	5-31-17	5-31-16
Per share operating performance
Net asset value, beginning of period	$10.50	$10.17	$10.49	$10.53	$10.60
Net investment income[1]	0.22	0.25	0.23	0.22	0.23
Net realized and unrealized gain (loss) on investments	0.57	0.36	(0.29)	0.01	—
Total from investment operations	0.79	0.61	(0.06)	0.23	0.23
Less distributions
From net investment income	(0.27)	(0.28)	(0.26)	(0.27)	(0.28)
From net realized gain	—	—	—	—	(0.02)
Total distributions	(0.27)	(0.28)	(0.26)	(0.27)	(0.30)
Net asset value, end of period	$11.02	$10.50	$10.17	$10.49	$10.53
Total return (%)[2]	7.57	6.08	(0.60)	2.24	2.22
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$— [3]	$— [3]	$1	$— [3]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98	1.00	1.00	0.97	0.85
Expenses including reductions	0.90	0.93	0.93	0.90	0.84
Net investment income	2.01	2.50	2.17	2.13	2.22
Portfolio turnover (%)	151	111	80	83	63

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	43

CLASS R4 SHARES Period ended	5-31-20	5-31-19	5-31-18	5-31-17	5-31-16
Per share operating performance
Net asset value, beginning of period	$10.50	$10.18	$10.49	$10.54	$10.60
Net investment income[1]	0.25	0.28	0.26	0.24	0.25
Net realized and unrealized gain (loss) on investments	0.56	0.34	(0.28)	0.01	0.01
Total from investment operations	0.81	0.62	(0.02)	0.25	0.26
Less distributions
From net investment income	(0.29)	(0.30)	(0.29)	(0.30)	(0.30)
From net realized gain	—	—	—	—	(0.02)
Total distributions	(0.29)	(0.30)	(0.29)	(0.30)	(0.32)
Net asset value, end of period	$11.02	$10.50	$10.18	$10.49	$10.54
Total return (%)[2]	7.82	6.24	(0.22)	2.46	2.37
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$— [3]	$— [3]	$— [3]	$— [3]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83	0.85	0.82	0.85	0.80
Expenses including reductions	0.64	0.68	0.65	0.68	0.70
Net investment income	2.29	2.76	2.46	2.29	2.40
Portfolio turnover (%)	151	111	80	83	63

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
44	JOHN HANCOCK Investment Grade Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	5-31-20	5-31-19	5-31-18	5-31-17	5-31-16
Per share operating performance
Net asset value, beginning of period	$10.51	$10.18	$10.49	$10.54	$10.60
Net investment income[1]	0.27	0.30	0.29	0.27	0.27
Net realized and unrealized gain (loss) on investments	0.56	0.36	(0.29)	— [2]	—
Total from investment operations	0.83	0.66	—	0.27	0.27
Less distributions
From net investment income	(0.32)	(0.33)	(0.31)	(0.32)	(0.31)
From net realized gain	—	—	—	—	(0.02)
Total distributions	(0.32)	(0.33)	(0.31)	(0.32)	(0.33)
Net asset value, end of period	$11.02	$10.51	$10.18	$10.49	$10.54
Total return (%)[3]	7.99	6.60	0.00	2.62	2.64
Ratios and supplemental data
Net assets, end of period (in millions)	$591	$379	$358	$3	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.48	0.50	0.50	0.51	0.56
Expenses including reductions	0.40	0.43	0.43	0.43	0.53
Net investment income	2.53	3.00	2.76	2.57	2.60
Portfolio turnover (%)	151	111	80	83	63

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	45

Notes to financial statements
Note 1—Organization
John Hancock Investment Grade Bond Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with preservation of capital and maintenance of liquidity.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
46	JOHN HANCOCK Investment Grade Bond Fund | ANNUAL REPORT

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of May 31, 2020, by major security category or type:
	Total value at 5-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$831,334,528	—	$831,334,528	—
Foreign government obligations	9,113,230	—	9,113,230	—
Corporate bonds	867,984,387	—	867,984,387	—
Municipal bonds	20,950,242	—	20,950,242	—
Collateralized mortgage obligations	170,847,230	—	170,847,230	—
Asset backed securities	147,725,128	—	147,725,128	—
Preferred securities	1,849,016	$1,849,016	—	—
Short-term investments	14,259,177	1,244,177	13,015,000	—
Total investments in securities	$2,064,062,938	$3,093,193	$2,060,969,745	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these
ANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	47

transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund's income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund's cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when
48	JOHN HANCOCK Investment Grade Bond Fund | ANNUAL REPORT

due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of May 31, 2020, the fund loaned securities valued at $1,211,557 and received $1,237,875 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2020, the fund had no borrowings under the line of credit. Commitment fees for the year ended May 31, 2020 were $5,887.
ANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	49

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Change in accounting principle. Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, shortens the premium amortization period for purchased non contingently callable debt securities and is effective for public companies with fiscal years beginning after December 15, 2018. Adoption of the ASU did not have a material impact to the fund.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of May 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended May 31, 2020 and 2019 was as follows:
	May 31, 2020	May 31, 2019
Ordinary income	$40,827,542	$25,032,771
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2020, the components of distributable earnings on a tax basis consisted of $16,032,027 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
50	JOHN HANCOCK Investment Grade Bond Fund | ANNUAL REPORT

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation. Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.400% of the first $1.5 billion of the fund’s average daily net assets and (b) 0.385% of the fund’s average daily net assets in excess of $1.5 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.38% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on September 30, 2021, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time. Prior to July 1, 2019, this contractual waiver was set at 0.42% of average daily net asets of the fund.
For the year ended May 31, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$361,501
Class B	1,099
Class C	18,427
Class I	420,063
Class	Expense reduction
Class R2	$2,158
Class R4	456
Class R6	395,033
Total	$1,198,737

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2020, were equivalent to a net annual effective rate of 0.32% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended May 31, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
ANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	51

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class B	1.00%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2021, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $560 for Class R4 shares for the year ended May 31, 2020.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $964,428 for the year ended May 31, 2020. Of this amount, $140,277 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $824,151 was paid as sales commissions to broker-dealers.
Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2020, CDSCs received by the Distributor amounted to $13,332 and $6,144 for Class A and Class C shares, respectively. During the year ended May 31, 2020, there were no CDSCs received by the Distributor for Class B shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,106,536	$554,028
Class B	13,461	1,669
52	JOHN HANCOCK Investment Grade Bond Fund | ANNUAL REPORT

Class	Distribution and service fees	Transfer agent fees
Class C	$225,630	$28,240
Class I	—	654,261
Class R2	13,379	358
Class R4	1,955	74
Class R6	—	63,957
Total	$1,360,961	$1,302,587
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$8,089,097	3	0.834%	$562
Note 5—Fund share transactions
Transactions in fund shares for the years ended May 31, 2020 and 2019 were as follows:
	Year Ended 5-31-20		Year Ended 5-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	18,334,845	$197,450,506	8,616,352	$87,736,125
Distributions reinvested	1,037,380	11,202,264	943,341	9,612,985
Repurchased	(7,766,269)	(83,199,035)	(6,880,232)	(69,849,917)
Net increase	11,605,956	$125,453,735	2,679,461	$27,499,193
Class B shares
Sold	8,432	$91,599	794	$8,160
Distributions reinvested	2,079	22,394	4,205	42,788
Repurchased	(98,675)	(1,060,747)	(109,199)	(1,109,838)
Net decrease	(88,164)	$(946,754)	(104,200)	$(1,058,890)
Class C shares
Sold	1,105,732	$11,919,738	296,997	$3,020,706
Distributions reinvested	34,840	376,087	38,670	393,849
Repurchased	(602,941)	(6,490,009)	(675,922)	(6,869,559)
Net increase (decrease)	537,631	$5,805,816	(340,255)	$(3,455,004)
ANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	53

	Year Ended 5-31-20		Year Ended 5-31-19
	Shares	Amount	Shares	Amount
Class I shares
Sold	95,598,656	$1,029,028,072	8,446,590	$86,374,585
Distributions reinvested	1,148,488	12,451,802	263,941	2,690,690
Repurchased	(24,746,742)	(265,303,139)	(7,638,466)	(77,553,832)
Net increase	72,000,402	$776,176,735	1,072,065	$11,511,443
Class R2 shares
Sold	619,106	$6,698,509	7,109	$72,889
Distributions reinvested	1,583	17,111	1,062	10,820
Repurchased	(106,921)	(1,155,203)	(1,955)	(19,803)
Net increase	513,768	$5,560,417	6,216	$63,906
Class R4 shares
Sold	30,178	$324,200	23,642	$239,887
Distributions reinvested	1,398	15,110	1,153	11,760
Repurchased	(12,144)	(129,418)	(5,539)	(55,919)
Net increase	19,432	$209,892	19,256	$195,728
Class R6 shares
Sold	25,318,244	$272,539,584	9,038,067	$92,125,729
Distributions reinvested	1,315,674	14,219,338	1,123,168	11,447,099
Repurchased	(9,168,629)	(98,454,031)	(9,206,672)	(93,401,875)
Net increase	17,465,289	$188,304,891	954,563	$10,170,953
Total net increase	102,054,314	$1,100,564,732	4,287,106	$44,927,329
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $1,756,615,577 and $746,440,063, respectively, for the year ended May 31, 2020. Purchases and sales of U.S. Treasury obligations aggregated $1,538,713,130 and $1,452,817,053, respectively, for the year ended May 31, 2020.
Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	124,272	$783,609	$669,289,514	$(668,838,064)	$6,777	$2,341	$176,571	—	$1,244,177

54	JOHN HANCOCK Investment Grade Bond Fund | ANNUAL REPORT

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 8—Interfund trading
The fund is permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended May 31, 2020, the fund engaged in securities purchases amounting to $176,756,172.
Note 9—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR after 2021. This event will likely cause LIBOR to cease to be published. Before then, it is expected that market participants will transition to the use of different reference or benchmark rates. However, although regulators have suggested alternative rates, there is currently no definitive information regarding the future utilization of LIBOR or of any replacement rate.
It is uncertain what impact the discontinuation of LIBOR will have on the use of LIBOR as a reference rate for securities in which the fund invests. It is expected that market participants will amend financial instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. In addition, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. As market participants transition away from LIBOR, LIBOR's usefulness may deteriorate, which could occur prior to the end of 2021. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR's deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
Note 10—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
ANNUAL REPORT | JOHN HANCOCK Investment Grade Bond Fund	55

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Bond Trust and Shareholders of John Hancock Investment Grade Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Investment Grade Bond Fund (one of the funds constituting John Hancock Bond Trust, referred to hereafter as the “Fund”) as of May 31, 2020, the related statement of operations for the year ended May 31, 2020, the statements of changes in net assets for each of the two years in the period ended May 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2020 and the financial highlights for each of the five years in the period ended May 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2020 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 13, 2020
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
56	JOHN HANCOCK INVESTMENT GRADE BOND FUND | ANNUAL REPORT

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2020.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2020 Form 1099-DIV in early 2021. This will reflect the tax character of all distributions paid in calendar year 2020.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND	57

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program

This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Investment Grade Bond Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.

The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Committee also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Committee may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues.

The Committee provided the Board at a meeting held on March 15-17, 2020 with a written report which addressed the Committee's assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period December 1, 2018 through December 31, 2019, included an assessment of important aspects of the LRMP including, but not limited to:

•	Operation of the Fund's Redemption-In-Kind Procedures;
•	Highly Liquid Investment Minimum (HLIM) determination;
•	Compliance with the 15% limit on illiquid investments;
•	Reasonably Anticipated Trade Size (RATS) determination;
•	Security-level liquidity classifications; and
•	Liquidity risk assessment.

The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee's actions to address such matters.

Redemption-In-Kind Procedures

Rule 22e-4 requires any fund that engages in or reserves the right to engage in in-kind redemptions to adopt and implement written policies and procedures regarding in-kind redemptions as part of the management of its liquidity risk. These procedures address the process for redeeming in kind, as well as the circumstances under which the Fund would consider redeeming in kind. Anticipated large redemption activity will be evaluated to identify situations where redeeming in securities instead of cash may be appropriate.

ANNUAL REPORT   |   JOHN HANCOCK INVESTMENT GRADE BOND FUND       58

As part of its annual assessment of the LRMP, the Committee reviewed the implementation and operation of the Redemption-In-Kind Procedures and determined they are operating in a manner that such procedures are adequate and effective to manage in-kind redemptions on behalf of the Fund as part of the LRMP.

Highly Liquid Investment Minimum determination

The Committee uses an HLIM model to determine a Fund's HLIM. This process incorporates the Fund's investment strategy, historical redemptions, liquidity classification rollup percentages and cash balances, redemption policy, access to funding sources, distribution channels and client concentrations. If the Fund falls below its established HLIM for a period greater than 7 consecutive calendar days, the Committee prepares a report to the Board within one business day following the seventh consecutive calendar day with an explanation of how the Fund plans to restore its HLIM within a reasonable period of time.

Based on the HLIM model, the Committee has determined that the Fund qualifies as a Primarily Highly Liquid Fund (PHLF). It is therefore not required to establish a HLIM. The Fund is tested quarterly to confirm its PHLF status.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to HLIM and PHLF determinations, and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Compliance with the 15% limit on illiquid investments

Rule 22e-4 sets an aggregate illiquid investment limit of 15% for a fund. Funds are prohibited from acquiring an illiquid investment if this results in greater than 15% of its net assets being classified as illiquid. When applying this limit, the Committee defines "illiquid investment" to mean any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a 15% illiquid investment limit breach occurs for longer than 1 business day, the Fund is required to notify the Board and provide a plan on how to bring illiquid investments within the 15% threshold, and after 7 days confidentially notify the Securities and Exchange Commission (the SEC).

In February 2019, as a result of extended security markets closures in connection with the Chinese New Year in certain countries, the SEC released guidance, and the Committee approved and adopted an Extended Market Holiday Policy to plan for and monitor known Extended Market Holidays (defined as all expected market holiday closures spanning four or more calendar days).

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to the 15% illiquid investment limit and determined such policies and procedures are operating in a manner that is adequate and effective as part of the LMRP.

Reasonably Anticipated Trade Size determination

In order to assess the liquidity risk of a Fund, the Committee considers the impact on the Fund that redemptions of a RATS would have under both normal and reasonably foreseeable stressed conditions. Modelling the Fund's RATS requires quantifying cash flow volatility and analyzing distribution channel concentration and redemption risk. The model is designed to estimate the amount of assets that the Fund could reasonably anticipate trading on a given day, during both normal and reasonably foreseeable stressed conditions, to satisfy redemption requests.

ANNUAL REPORT   |   JOHN HANCOCK INVESTMENT GRADE BOND FUND       59

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to RATS determinations and determined that such policies and procedures are operating in a manner that is adequate and effective at making RATS determinations as part of the LRMP.

Security-level liquidity classifications

When classifying the liquidity of portfolio securities, the Fund adheres to the liquidity classification procedures established by the Advisor. In assigning a liquidity classification to Fund portfolio holdings, the following key inputs, among others, are considered: the Fund's RATS, feedback from the applicable Subadvisor on market-, trading- and investment-specific considerations, an assessment of current market conditions and fund portfolio holdings, and a value impact standard. The Subadvisor also provides position-level data to the Committee for use in monthly classification reconciliation in order to identify any classifications that may need to be changed as a result of the above considerations.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to security-level liquidity classifications and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Liquidity risk assessment

The Committee periodically reviews and assesses, the Fund's liquidity risk, including its investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions (including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives), cash flow analysis during both normal and reasonably foreseeable stressed conditions, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.

As part of its annual assessment of the LRMP, the Committee reviewed Fund-Level Liquidity Risk Assessment Reports for each of the Funds and determined that the investment strategy for each Fund continues to be appropriate for an open-ended structure.

Adequacy and Effectiveness

Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

ANNUAL REPORT   |   JOHN HANCOCK INVESTMENT GRADE BOND FUND       60

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	195
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2012	195
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	195
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2012	195
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	1986	195
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2012	195
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK INVESTMENT GRADE BOND FUND       61

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2008	195
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Massachusetts Women's Forum (since 2018); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates,[2] Born: 1946	2012	195
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	1994	195
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A. Russo, Born: 1949	2009	195
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK INVESTMENT GRADE BOND FUND       62

Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	195
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison, Born: 1963	2018	195
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary's General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

ANNUAL REPORT   |   JOHN HANCOCK INVESTMENT GRADE BOND FUND       63

Principal officers who are not Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK INVESTMENT GRADE BOND FUND       64

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Jeffrey N. Given, CFA
Howard C. Greene, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. PO Box 219909 Kansas City, MO 64121-9909	Express mail: John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407

ANNUAL REPORT   |   JOHN HANCOCK INVESTMENT GRADE BOND FUND       65

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1210550	55A 5/20 7/2020

John Hancock

High Yield Fund

Annual report 5/31/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A, Class B and Class C shares) or 888-972-8696 (Class I, Class R6 and Class NAV shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Global financial markets delivered strong returns during first half of the 12-month period ended May 31, 2020; however, heightened fears over the coronavirus (COVID-19) sent markets tumbling during the latter half of February and early March. Investors reacted by exiting higher-risk assets and moving into cash, leading to a liquidity crunch in the fixed-income markets.

In response to the sell-off, the U.S. Federal Reserve acted quickly, lowering interest rates to near zero and reinstating quantitative easing, as well as announcing its plans to shore up short-term debt. These steps, along with the passage of a $2 trillion federal economic stimulus bill, helped lift the markets during the last two months of the period, while credit spreads rebounded off their highs as liquidity concerns eased.

The continued spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
High Yield Fund

2	Your fund at a glance
5	Manager's discussion of fund performance
7	A look at performance
9	Your expenses
11	Fund's investments
26	Financial statements
29	Financial highlights
35	Notes to financial statements
48	Report of independent registered public accounting firm
49	Tax information
50	Statement regarding liquidity risk management
53	Trustees and Officers
57	More information

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks high current income. Capital appreciation is a secondary goal.

AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/2020 (%)

Class A shares (without sales charge)
ICE Bank of America U.S. High Yield Index
Morningstar high yield bond fund category average
0.33
–1.12
–0.86
1.62
2.64
1.62
3.06
4.06
2.70
5.02
6.51
5.31
1 year
3 year
5 year
10 year

The ICE Bank of America U.S. High Yield Index is an unmanaged index consisting of U.S. dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

High-yield bonds posted a narrow gain

Despite a substantial downturn late in February and March, the fund's benchmark, the ICE Bank of America U.S. High Yield Index, finished the period in positive territory.

The fund lagged its benchmark

The fund's duration (interest-rate sensitivity) was below that of the index for most of the period, which weighed on relative performance.

Security selection contributed

The fund's risk-management strategies also added value in the volatile market environment of February and March.

PORTFOLIO COMPOSITION AS OF 5/31/2020 (%)

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD FUND       3

QUALITY COMPOSITION AS OF 5/31/2020 (%)

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the fund's performance, resulting in losses to your investment. For more information, please refer to the "Principal risks" section of the prospectus.

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD FUND       4

Manager's discussion of fund performance

How would you describe the investment backdrop during the 12 months ended May 31, 2020?

Despite elevated volatility, the fund's benchmark, ICE Bank of America U.S. High Yield Index, posted a narrow, positive return for the period. After performing well through mid-February 2020, high-yield bonds suffered a dramatic sell-off due to the combination of plunging oil prices and concerns about the economic effect of COVID-19. The asset class reached a low in late March, but it then rebounded sharply through the end of May. During this time, the market was propelled by significant fiscal and monetary stimulus, the U.S. Federal Reserve's announcement that it would provide direct support to the credit markets, and investor hopes for a V-shaped economic recovery.

What elements of the fund's positioning helped and hurt results?

The fund's duration positioning was the primary reason for its underperformance. (Duration is a measure of interest-rate sensitivity.) The fund's duration was below that of the benchmark for the majority of the year, which prevented the fund from fully capitalizing on the decline in prevailing yields. Performance was also hurt by significant weakness in certain holdings in energy, although the fund was underweight in the sector overall.

On the positive side, overall security selection was a meaningful contributor. In addition, the fund benefited from our decision to maintain a long position in credit default swaps on several investment-grade securities. Credit default swaps typically

TOP 10 ISSUERS AS OF 5/31/20 (%)		COUNTRY COMPOSITION AS OF 5/31/20 (%)
Sprint Corp.	2.1	United States	84.9
CCO Holdings LLC	2.0	Canada	3.4
Netflix, Inc.	1.8	Luxembourg	3.2
Bausch Health Companies, Inc.	1.7	France	1.7
CSC Holdings LLC	1.6	Ireland	1.5
Uber Technologies, Inc.	1.6	Netherlands	1.2
T-Mobile USA, Inc.	1.5	Japan	1.0
General Motors Company	1.3	Other countries	3.1
DaVita, Inc.	1.3	TOTAL	100.0
Match Group, Inc.	1.3
TOTAL	16.2
As a percentage of net assets.		As a percentage of net assets.
Cash and cash equivalents are not included.

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD FUND       5

rise in value in times of market stress. As such, they can provide an element of protection against tail risk; or in other words, the chance that an unexpected event could lead to sizable weakness in the credit markets. This aspect of our strategy added value, as it helped offset the effect of the sell-off. We closed out these positions in March.

What was your broader view on the market at the close of the period?

We held a generally defensive positioning. The market stood well off its prior low at the end of May, yet a variety of economic risks remained in place. Viewing this as a potential disconnect between valuations and underlying fundamentals, we chose to reduce the fund's risk exposure by underweighting CCC rated issues. In addition, we sought to avoid excessive risk in industries with the highest vulnerability to slowing growth, such as energy and retail.

We also used the sell-off to add positions in lower-rated investment-grade corporates. A number of companies were forced to come to the market for funding at the worst possible time in March and April, causing many to offer yields well above what would ordinarily be the case. We viewed these unusual circumstances as an opportunity to capture attractive yields on bonds with higher credit quality than the typical high-yield issue.

We retained a modest allocation outside of high yield through positions in term loans, preferred stocks, and convertible bonds. This aspect of our approach reflected our ongoing effort to take advantage of what we see as the most compelling value opportunities along the capital structures of high-yield companies.

MANAGED BY

Dennis F. McCafferty, CFA, Manulife IM (US)
John F. Addeo, CFA, Manulife IM (US)
Caryn E. Rothman, CFA, Manulife IM (US)

The views expressed in this report are exclusively those of John F. Addeo, CFA, Dennis F. McCafferty, CFA, and Caryn E. Rothman, CFA, Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD FUND       6

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  MAY 31, 2020

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	5-year	10-year	as of 5-31-20	as of 5-31-20
Class A	-5.07	2.23	4.59	11.65	56.68	5.22	5.21
Class B	-6.26	1.97	4.44	10.22	54.35	4.70	4.70
Class C	-2.80	2.29	4.24	12.01	51.41	4.70	4.69
Class I3	-0.58	3.32	5.32	17.75	67.88	5.67	5.67
Class R6[2,3]	-0.47	3.33	5.15	17.82	65.29	5.79	5.78
Class NAV[2,3]	-0.46	3.45	5.31	18.49	67.78	5.79	5.79
Index†	0.33	4.06	6.51	22.00	87.90	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6	Class NAV
Gross (%)	0.95	1.70	1.70	0.70	0.59	0.58
Net (%)	0.94	1.69	1.69	0.69	0.58	0.57

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the ICE Bank of America U.S. High Yield Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD FUND       7

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock High Yield Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the ICE Bank of America U.S. High Yield Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B4	5-31-10	15,435	15,435	18,790
Class C4	5-31-10	15,141	15,141	18,790
Class I3	5-31-10	16,788	16,788	18,790
Class R6[2,3]	5-31-10	16,529	16,529	18,790
Class NAV[2,3]	5-31-10	16,778	16,778	18,790

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The ICE Bank of America U.S. High Yield Index is an unmanaged index consisting of U.S. dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effects of reimbursements and waivers.
2	Class R6 shares were first offered on 10-31-16; Class NAV shares were first offered on 10-21-13. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD FUND       8

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2019, with the same investment held until May 31, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on December 1, 2019, with the same investment held until May 31, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
ANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	9

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 12-1-2019	Ending value on 5-31-2020	Expenses paid during period ended 5-31-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 951.80	$4.59	0.94%
	Hypothetical example	1,000.00	1,020.30	4.75	0.94%
Class B	Actual expenses/actual returns	1,000.00	951.20	8.24	1.69%
	Hypothetical example	1,000.00	1,016.60	8.52	1.69%
Class C	Actual expenses/actual returns	1,000.00	948.20	8.23	1.69%
	Hypothetical example	1,000.00	1,016.60	8.52	1.69%
Class I	Actual expenses/actual returns	1,000.00	955.80	3.37	0.69%
	Hypothetical example	1,000.00	1,021.60	3.49	0.69%
Class R6	Actual expenses/actual returns	1,000.00	956.30	2.79	0.57%
	Hypothetical example	1,000.00	1,022.20	2.88	0.57%
Class NAV	Actual expenses/actual returns	1,000.00	956.40	2.74	0.56%
	Hypothetical example	1,000.00	1,022.20	2.83	0.56%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
10	JOHN HANCOCK HIGH YIELD FUND | ANNUAL REPORT

Fund’ s investments
AS OF 5-31-20
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 83.7%				$913,416,124
(Cost $947,514,973)
Communication services 22.0%				240,348,677
Diversified telecommunication services 2.6%
CenturyLink, Inc. (A)	5.125	12-15-26	4,530,000	4,575,300
GCI LLC (A)	6.625	06-15-24	3,085,000	3,235,394
GCI LLC	6.875	04-15-25	6,130,000	6,367,538
Intelsat Jackson Holdings SA (B)	5.500	08-01-23	2,185,000	1,152,588
Intelsat Jackson Holdings SA (A)(B)	8.500	10-15-24	4,115,000	2,345,550
Level 3 Financing, Inc. (A)	4.625	09-15-27	4,965,000	5,088,132
Radiate Holdco LLC (A)	6.625	02-15-25	2,372,000	2,430,090
Zayo Group Holdings, Inc. (A)	4.000	03-01-27	2,900,000	2,856,500
Entertainment 3.0%
Cinemark USA, Inc. (A)	8.750	05-01-25	2,750,000	2,866,875
Lions Gate Capital Holdings LLC (A)	6.375	02-01-24	7,600,000	7,666,652
Live Nation Entertainment, Inc. (A)	4.750	10-15-27	3,500,000	3,251,185
Netflix, Inc. (A)	4.875	06-15-30	4,305,000	4,647,678
Netflix, Inc. (A)	5.375	11-15-29	2,350,000	2,608,735
Netflix, Inc.	5.875	11-15-28	8,210,000	9,341,913
Netflix, Inc.	6.375	05-15-29	2,500,000	2,931,250
Interactive media and services 1.8%
Match Group, Inc. (A)	4.125	08-01-30	3,925,000	3,846,500
Match Group, Inc. (A)	4.625	06-01-28	4,000,000	4,110,000
Match Group, Inc. (A)	5.625	02-15-29	2,000,000	2,110,760
Match Group, Inc.	6.375	06-01-24	3,877,000	4,003,041
National CineMedia LLC (A)	5.875	04-15-28	5,400,000	4,320,000
Twitter, Inc. (A)	3.875	12-15-27	752,000	749,180
Media 9.4%
Altice Financing SA (A)	5.000	01-15-28	3,000,000	3,025,313
Altice Financing SA (A)	7.500	05-15-26	3,045,000	3,205,989
Altice France Holding SA (A)	6.000	02-15-28	2,890,000	2,810,525
Altice France Holding SA (A)	10.500	05-15-27	4,070,000	4,507,525
CCO Holdings LLC (A)	5.000	02-01-28	9,705,000	10,164,726
CCO Holdings LLC (A)	5.125	05-01-27	6,715,000	7,050,884
CCO Holdings LLC (A)	5.875	05-01-27	4,000,000	4,190,000
CSC Holdings LLC (A)	5.375	02-01-28	6,425,000	6,830,578
CSC Holdings LLC (A)	5.500	04-15-27	5,430,000	5,742,225
CSC Holdings LLC (A)	5.750	01-15-30	4,500,000	4,747,500
CSC Holdings LLC	5.875	09-15-22	2,415,000	2,546,135
Diamond Sports Group LLC (A)	5.375	08-15-26	4,512,000	3,587,040
Diamond Sports Group LLC (A)	6.625	08-15-27	4,956,000	2,982,025
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	11

Fund’ s investments
	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
DISH DBS Corp.	5.875	07-15-22	5,850,000	$6,012,162
iHeartCommunications, Inc. (A)	4.750	01-15-28	2,575,000	2,470,661
iHeartCommunications, Inc.	8.375	05-01-27	5,195,000	4,857,325
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27	4,400,000	4,577,628
MDC Partners, Inc. (A)	6.500	05-01-24	11,030,000	8,603,400
Sirius XM Radio, Inc. (A)	5.375	04-15-25	5,250,000	5,387,183
Univision Communications, Inc. (A)	9.500	05-01-25	2,550,000	2,728,500
WMG Acquisition Corp. (A)	5.500	04-15-26	6,735,000	6,937,050
Wireless telecommunication services 5.2%
SoftBank Group Corp.	5.125	09-19-27	4,000,000	3,949,806
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (C)	6.875	07-19-27	6,917,000	6,551,644
Sprint Communications, Inc.	6.000	11-15-22	4,980,000	5,291,250
Sprint Communications, Inc.	7.000	08-15-20	3,265,000	3,289,488
Sprint Communications, Inc.	11.500	11-15-21	1,600,000	1,787,200
Sprint Corp.	7.125	06-15-24	4,675,000	5,300,515
Sprint Corp.	7.250	09-15-21	4,800,000	5,036,160
Sprint Corp.	7.875	09-15-23	2,250,000	2,553,750
T-Mobile USA, Inc.	4.750	02-01-28	4,225,000	4,489,105
T-Mobile USA, Inc.	6.500	01-15-26	11,020,000	11,629,406
United States Cellular Corp.	6.700	12-15-33	6,500,000	7,001,118
Consumer discretionary 10.3%				112,837,779
Auto components 0.4%
Dealer Tire LLC (A)	8.000	02-01-28	1,900,000	1,642,740
The Goodyear Tire & Rubber Company	9.500	05-31-25	2,700,000	2,836,890
Automobiles 1.9%
Ford Motor Credit Company LLC	3.219	01-09-22	425,000	409,063
Ford Motor Credit Company LLC	3.350	11-01-22	855,000	808,155
Ford Motor Credit Company LLC	4.134	08-04-25	2,275,000	2,127,603
General Motors Company	5.400	10-02-23	4,850,000	5,123,003
General Motors Company	6.750	04-01-46	5,000,000	5,470,800
General Motors Company	6.800	10-01-27	3,266,000	3,711,643
Mclaren Finance PLC (A)	5.750	08-01-22	5,075,000	2,943,500
Diversified consumer services 1.2%
Garda World Security Corp. (A)	4.625	02-15-27	3,095,000	3,122,081
Sotheby's (A)	7.375	10-15-27	7,080,000	6,442,800
Stena International SA (A)	6.125	02-01-25	3,400,000	3,043,000
Hotels, restaurants and leisure 5.1%
Carnival Corp.	3.950	10-15-20	1,900,000	1,861,706
12	JOHN HANCOCK HIGH YIELD FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Carnival Corp. (A)	11.500	04-01-23	2,615,000	$2,784,565
Connect Finco SARL (A)	6.750	10-01-26	7,940,000	7,701,800
Eldorado Resorts, Inc.	6.000	09-15-26	2,010,000	2,100,450
Eldorado Resorts, Inc.	7.000	08-01-23	9,595,000	9,668,977
Hilton Domestic Operating Company, Inc. (A)	5.750	05-01-28	1,495,000	1,543,588
International Game Technology PLC (A)	6.500	02-15-25	4,660,000	4,801,571
Marriott Ownership Resorts, Inc. (A)	6.125	09-15-25	1,780,000	1,844,525
MGM Resorts International	6.000	03-15-23	4,110,000	4,119,412
New Red Finance, Inc. (A)	4.375	01-15-28	2,395,000	2,353,088
Twin River Worldwide Holdings, Inc. (A)	6.750	06-01-27	5,635,000	5,254,638
Waterford Gaming LLC (A)(B)(D)	8.625	09-15-14	1,585,205	0
Wyndham Destinations, Inc. (A)	4.625	03-01-30	2,557,000	2,211,805
Wyndham Destinations, Inc.	6.350	10-01-25	8,825,000	8,339,625
Yum! Brands, Inc. (A)	4.750	01-15-30	1,625,000	1,684,508
Household durables 0.2%
Taylor Morrison Communities, Inc. (A)	6.000	09-01-23	2,600,000	2,601,612
Internet and direct marketing retail 0.2%
Expedia Group, Inc. (A)	6.250	05-01-25	2,250,000	2,400,141
Multiline retail 0.9%
Kohl's Corp.	9.500	05-15-25	3,000,000	3,187,797
Macy's, Inc. (A)	8.375	06-15-25	3,260,000	3,304,825
Nordstrom, Inc. (A)	8.750	05-15-25	3,000,000	3,221,593
Specialty retail 0.1%
F-Brasile SpA (A)	7.375	08-15-26	1,400,000	1,025,500
Textiles, apparel and luxury goods 0.3%
Hanesbrands, Inc. (A)	5.375	05-15-25	1,405,000	1,440,125
The William Carter Company (A)	5.500	05-15-25	1,655,000	1,704,650
Consumer staples 3.3%				36,134,321
Food products 3.1%
Darling Ingredients, Inc. (A)	5.250	04-15-27	2,400,000	2,496,000
JBS Investments II GmbH (A)	5.750	01-15-28	2,430,000	2,436,075
Kraft Heinz Foods Company (A)	3.875	05-15-27	2,878,000	3,006,796
Kraft Heinz Foods Company (A)	4.250	03-01-31	3,825,000	4,070,079
Kraft Heinz Foods Company	6.750	03-15-32	4,599,000	5,691,076
Lamb Weston Holdings, Inc. (A)	4.875	05-15-28	1,395,000	1,460,844
Post Holdings, Inc. (A)	5.625	01-15-28	3,400,000	3,561,500
Post Holdings, Inc. (A)	5.750	03-01-27	2,795,000	2,913,788
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	13

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products (continued)
Simmons Foods, Inc. (A)	5.750	11-01-24	4,900,000	$4,581,500
Simmons Foods, Inc. (A)	7.750	01-15-24	3,575,000	3,771,625
Household products 0.2%
Edgewell Personal Care Company (A)	5.500	06-01-28	2,070,000	2,145,038
Energy 8.6%				94,002,999
Energy equipment and services 0.9%
CSI Compressco LP	7.250	08-15-22	9,655,000	3,656,831
CSI Compressco LP (A)	7.500	04-01-25	2,500,000	1,800,000
Tervita Corp. (A)	7.625	12-01-21	4,385,000	3,387,413
Transocean, Inc. (A)	8.000	02-01-27	2,725,000	1,471,500
Oil, gas and consumable fuels 7.7%
Aker BP ASA (A)	4.750	06-15-24	4,560,000	4,562,145
Calumet Specialty Products Partners LP	7.750	04-15-23	2,650,000	2,351,875
Cheniere Energy Partners LP (A)	4.500	10-01-29	6,570,000	6,422,175
Chesapeake Energy Corp.	7.500	10-01-26	5,500,000	82,500
Chesapeake Energy Corp.	8.000	06-15-27	3,065,000	45,975
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (C)	7.375	12-15-22	5,960,000	3,622,738
DCP Midstream Operating LP	5.375	07-15-25	7,300,000	7,059,611
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	4,135,000	3,969,600
Endeavor Energy Resources LP (A)	5.750	01-30-28	3,500,000	3,416,875
Energy Transfer Operating LP	5.500	06-01-27	5,230,000	5,658,398
Energy Transfer Operating LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (C)	7.125	05-15-30	5,345,000	4,409,625
MPLX LP	5.250	01-15-25	5,385,000	5,583,003
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (C)	6.875	02-15-23	4,400,000	3,757,688
Parkland Fuel Corp. (A)	5.875	07-15-27	4,700,000	4,700,000
Parsley Energy LLC (A)	4.125	02-15-28	4,530,000	4,218,563
Parsley Energy LLC (A)	5.375	01-15-25	2,690,000	2,642,925
Parsley Energy LLC (A)	5.625	10-15-27	5,295,000	5,189,100
PBF Holding Company LLC (A)	6.000	02-15-28	4,265,000	3,582,557
PBF Holding Company LLC	7.250	06-15-25	5,105,000	4,687,258
Sabine Pass Liquefaction LLC (A)	4.500	05-15-30	2,265,000	2,479,281
WPX Energy, Inc.	5.250	09-15-24	5,285,000	5,245,363
14	JOHN HANCOCK HIGH YIELD FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials 10.3%				$112,407,455
Banks 5.7%
Bank of America Corp. (6.100% to 3-17-25, then 3 month LIBOR + 3.898%) (C)	6.100	03-17-25	9,700,000	10,209,250
BNP Paribas SA (7.000% to 8-16-28, then 5 Year U.S. Swap Rate + 3.980%) (A)(C)	7.000	08-16-28	4,970,000	5,330,325
Citizens Financial Group (5.650% to 10-6-25, then 5 Year CMT + 5.313%) (C)	5.650	10-06-25	4,000,000	3,935,000
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(C)	8.125	12-23-25	4,215,000	4,826,175
Freedom Mortgage Corp. (A)	8.125	11-15-24	7,040,000	6,512,000
Freedom Mortgage Corp. (A)	8.250	04-15-25	3,940,000	3,644,500
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year ICE Swap Rate + 3.606%) (C)	6.500	03-23-28	5,825,000	5,803,156
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (C)	6.500	04-16-25	9,505,000	9,660,882
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (A)(C)	7.375	09-13-21	8,165,000	8,220,604
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (C)	5.875	06-15-25	3,600,000	3,830,076
Capital markets 0.7%
Atotech Alpha 2 BV (8.750% Cash or 9.500% PIK) (A)	8.750	06-01-23	4,400,000	4,400,000
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (A)(C)	7.500	07-17-23	3,685,000	3,788,917
Stearns Holdings LLC (A)	5.000	11-05-24	109,094	65,456
Consumer finance 1.5%
Avation Capital SA (A)	6.500	05-15-21	2,040,000	1,713,600
Enova International, Inc. (A)	8.500	09-01-24	1,635,000	1,385,663
Enova International, Inc. (A)	8.500	09-15-25	4,425,000	3,772,313
Springleaf Finance Corp.	6.625	01-15-28	4,195,000	4,006,225
Springleaf Finance Corp.	7.125	03-15-26	3,200,000	3,152,000
Springleaf Finance Corp.	8.875	06-01-25	1,880,000	1,955,200
Diversified financial services 1.2%
Allied Universal Holdco LLC (A)	6.625	07-15-26	5,880,000	6,174,000
Gogo Intermediate Holdings LLC (A)	9.875	05-01-24	5,000,000	4,636,450
Refinitiv US Holdings, Inc. (A)	8.250	11-15-26	2,125,000	2,321,563
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	15

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Mortgage real estate investment trusts 0.6%
Starwood Property Trust, Inc.	5.000	12-15-21	6,315,000	$6,188,700
Thrifts and mortgage finance 0.6%
Ladder Capital Finance Holdings LLLP (A)	5.875	08-01-21	4,360,000	4,152,900
Nationstar Mortgage Holdings, Inc. (A)	6.000	01-15-27	3,025,000	2,722,500
Health care 8.7%				95,175,320
Health care providers and services 6.5%
Centene Corp.	3.375	02-15-30	2,090,000	2,104,630
Centene Corp.	4.625	12-15-29	1,665,000	1,792,373
Centene Corp. (A)	5.375	06-01-26	7,350,000	7,772,625
DaVita, Inc. (A)	4.625	06-01-30	4,915,000	4,902,713
DaVita, Inc.	5.000	05-01-25	1,525,000	1,565,031
DaVita, Inc.	5.125	07-15-24	7,575,000	7,729,454
Encompass Health Corp.	4.500	02-01-28	1,565,000	1,588,475
Encompass Health Corp.	4.750	02-01-30	2,395,000	2,429,895
Encompass Health Corp.	5.750	11-01-24	2,354,000	2,368,053
HCA, Inc.	5.250	06-15-26	2,080,000	2,367,700
HCA, Inc.	5.375	02-01-25	9,840,000	10,801,270
MEDNAX, Inc. (A)	5.250	12-01-23	8,070,000	7,908,600
MEDNAX, Inc. (A)	6.250	01-15-27	5,535,000	5,175,225
Select Medical Corp. (A)	6.250	08-15-26	5,390,000	5,666,238
Team Health Holdings, Inc. (A)	6.375	02-01-25	3,730,000	2,069,777
US Renal Care, Inc. (A)	10.625	07-15-27	4,290,000	4,461,600
Life sciences tools and services 0.1%
Charles River Laboratories International, Inc. (A)	4.250	05-01-28	1,760,000	1,774,854
Pharmaceuticals 2.1%
Bausch Health Americas, Inc. (A)	9.250	04-01-26	4,905,000	5,446,365
Bausch Health Companies, Inc. (A)	5.250	01-30-30	2,400,000	2,358,000
Bausch Health Companies, Inc. (A)	5.500	03-01-23	1,322,000	1,325,926
Bausch Health Companies, Inc. (A)	5.500	11-01-25	4,990,000	5,154,770
Bausch Health Companies, Inc. (A)	7.000	01-15-28	3,700,000	3,887,331
Mallinckrodt International Finance SA (A)	5.500	04-15-25	4,795,000	959,000
Par Pharmaceutical, Inc. (A)	7.500	04-01-27	3,500,000	3,565,415
Industrials 8.0%				86,726,933
Aerospace and defense 0.7%
Howmet Aerospace, Inc.	6.875	05-01-25	2,195,000	2,332,699
TransDigm, Inc. (A)	6.250	03-15-26	5,550,000	5,674,875
Air freight and logistics 0.3%
XPO Logistics, Inc. (A)	6.250	05-01-25	2,633,000	2,747,799
16	JOHN HANCOCK HIGH YIELD FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines 0.4%
Delta Air Lines, Inc. (A)	7.000	05-01-25	3,000,000	$3,100,645
Virgin Australia Holdings, Ltd. (A)	8.125	11-15-24	4,625,000	1,110,000
Building products 1.0%
Builders FirstSource, Inc. (A)	5.000	03-01-30	1,500,000	1,406,250
Standard Industries, Inc. (A)	5.375	11-15-24	4,165,000	4,237,888
Standard Industries, Inc. (A)	6.000	10-15-25	5,460,000	5,664,750
Commercial services and supplies 2.1%
Cimpress PLC (A)	7.000	06-15-26	8,800,000	8,492,000
Clean Harbors, Inc. (A)	4.875	07-15-27	1,575,000	1,630,125
Clean Harbors, Inc. (A)	5.125	07-15-29	1,015,000	1,066,136
Harsco Corp. (A)	5.750	07-31-27	1,920,000	1,879,085
IAA, Inc. (A)	5.500	06-15-27	1,790,000	1,816,850
LSC Communications, Inc. (A)(B)	8.750	10-15-23	5,845,000	409,150
Williams Scotsman International, Inc. (A)	7.875	12-15-22	6,790,000	6,959,750
Construction and engineering 0.4%
AECOM	5.125	03-15-27	2,750,000	2,917,915
The Azek Company LLC (A)	9.500	05-15-25	1,500,000	1,605,000
Electrical equipment 0.2%
WESCO Distribution, Inc. (A)	7.250	06-15-28	2,600,000	2,580,344
Road and rail 1.4%
Uber Technologies, Inc. (A)	7.500	11-01-23	4,215,000	4,283,494
Uber Technologies, Inc. (A)	7.500	09-15-27	3,600,000	3,654,000
Uber Technologies, Inc. (A)	8.000	11-01-26	6,880,000	6,994,827
Trading companies and distributors 1.5%
Ashland LLC	6.875	05-15-43	2,710,000	3,035,200
Herc Holdings, Inc. (A)	5.500	07-15-27	5,610,000	5,462,738
United Rentals North America, Inc.	3.875	11-15-27	3,465,000	3,473,663
United Rentals North America, Inc.	5.500	07-15-25	4,050,000	4,191,750
Information technology 2.6%				28,769,577
Communications equipment 0.5%
CommScope, Inc. (A)	8.250	03-01-27	5,500,000	5,733,750
Electronic equipment, instruments and components 0.4%
APX Group, Inc. (A)	6.750	02-15-27	5,000,000	4,700,000
Semiconductors and semiconductor equipment 0.2%
Microchip Technology, Inc. (A)	4.250	09-01-25	1,560,000	1,570,622
Software 0.1%
Camelot Finance SA (A)	4.500	11-01-26	1,550,000	1,557,285
Technology hardware, storage and peripherals 1.4%
Dell International LLC (A)	6.200	07-15-30	3,370,000	3,837,187
Seagate HDD Cayman	4.750	06-01-23	3,855,000	4,070,487
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	17

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals (continued)
Seagate HDD Cayman	4.875	06-01-27	3,295,000	$3,511,246
Western Digital Corp.	4.750	02-15-26	3,600,000	3,789,000
Materials 5.5%				59,596,547
Chemicals 0.3%
The Scotts Miracle-Gro Company	4.500	10-15-29	2,910,000	2,982,750
Containers and packaging 2.2%
ARD Finance SA (6.500% Cash or 7.250% PIK) (A)	6.500	06-30-27	2,195,000	2,168,375
Ardagh Packaging Finance PLC (A)	5.250	08-15-27	3,810,000	3,752,850
Owens-Brockway Glass Container, Inc. (A)	6.625	05-13-27	3,250,000	3,420,625
Reynolds Group Issuer, Inc. (A)	7.000	07-15-24	5,350,000	5,378,409
Sealed Air Corp. (A)	4.000	12-01-27	3,650,000	3,668,250
Sealed Air Corp. (A)	5.250	04-01-23	2,000,000	2,105,000
Trivium Packaging Finance BV (A)	5.500	08-15-26	3,525,000	3,697,972
Metals and mining 2.4%
Arconic Corp. (A)	6.000	05-15-25	2,740,000	2,838,777
First Quantum Minerals, Ltd. (A)	7.250	05-15-22	7,600,000	7,129,180
Freeport-McMoRan, Inc.	4.250	03-01-30	2,950,000	2,861,500
Freeport-McMoRan, Inc.	5.000	09-01-27	2,850,000	2,892,750
Freeport-McMoRan, Inc.	5.250	09-01-29	2,850,000	2,928,375
Freeport-McMoRan, Inc.	5.450	03-15-43	4,050,000	4,002,575
Novelis Corp. (A)	4.750	01-30-30	3,455,000	3,282,630
Paper and forest products 0.6%
Norbord, Inc. (A)	5.750	07-15-27	2,880,000	2,840,429
Norbord, Inc. (A)	6.250	04-15-23	3,610,000	3,646,100
Real estate 1.1%				11,752,265
Equity real estate investment trusts 1.1%
Equinix, Inc.	5.875	01-15-26	3,400,000	3,561,500
GLP Capital LP	5.375	04-15-26	3,775,000	3,775,000
SBA Communications Corp. (A)	3.875	02-15-27	2,875,000	2,919,275
VICI Properties LP (A)	4.625	12-01-29	1,500,000	1,496,490
Utilities 3.3%				35,664,251
Electric utilities 1.2%
NRG Energy, Inc.	6.625	01-15-27	6,640,000	7,071,600
Vistra Operations Company LLC (A)	5.625	02-15-27	5,630,000	5,983,057
Gas utilities 1.2%
AmeriGas Partners LP	5.500	05-20-25	2,900,000	3,016,000
AmeriGas Partners LP	5.625	05-20-24	4,150,000	4,336,750
AmeriGas Partners LP	5.750	05-20-27	5,150,000	5,472,905
18	JOHN HANCOCK HIGH YIELD FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers 0.3%
Clearway Energy Operating LLC (A)	4.750	03-15-28		2,750,000	$2,839,375
Multi-utilities 0.6%

Cheniere Corpus Christi Holdings LLC	7.000	06-30-24		6,245,000	6,944,564
Convertible bonds 1.5%					$16,481,586
(Cost $18,724,465)
Communication services 0.5%					5,655,086
Entertainment 0.1%
WildBrain, Ltd. (A)	5.875	09-30-24	CAD	3,655,000	1,645,858
Media 0.4%
DISH Network Corp.	3.375	08-15-26		4,550,000	4,009,228
Energy 0.0%					68,250
Oil, gas and consumable fuels 0.0%
Chesapeake Energy Corp.	5.500	09-15-26		2,100,000	68,250
Industrials 0.4%					3,807,388
Airlines 0.4%
Air Canada (A)	4.000	07-01-25		3,710,000	3,807,388
Information technology 0.6%					6,950,862
Software 0.4%
Avaya Holdings Corp.	2.250	06-15-23		4,780,000	4,175,912
Technology hardware, storage and peripherals 0.2%

Western Digital Corp.	1.500	02-01-24		3,000,000	2,774,950
Term loans (E) 4.6%					$50,618,369
(Cost $57,869,117)
Communication services 1.2%					13,076,612
Interactive media and services 0.6%
Ancestry.com Operations, Inc., 2019 Extended Term Loan B (1 month LIBOR + 4.250%)	4.424	08-27-26		2,158,288	1,996,416
Ancestry.com Operations, Inc., Non-Extended Term Loan B (1 month LIBOR + 3.750%)	4.750	10-19-23		4,281,850	4,110,576
Media 0.6%
LCPR Loan Financing LLC, Term Loan B (1 month LIBOR + 5.000%)	5.184	10-15-26		3,500,000	3,488,345
Pug LLC, USD Term Loan (1 month LIBOR + 3.500%)	3.674	02-12-27		3,990,000	3,481,275
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	19

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary 1.0%				$10,581,908
Auto components 0.4%
American Tire Distributors, Inc., 2015 Term Loan (1 and 3 month LIBOR + 7.500%)	8.550	09-02-24	6,044,603	3,667,080
American Tire Distributors, Inc., PIK, Exit FILO Term Loan (3 month LIBOR + 6.000%)	10.723	09-01-23	71,963	64,047
Diversified consumer services 0.6%
Houghton Mifflin Harcourt Publishers, Inc., 2019 Term Loan B (1 month LIBOR + 6.250%)	7.250	11-22-24	7,406,250	6,850,781
Hotels, restaurants and leisure 0.0%
Fontainebleau Las Vegas LLC, Delayed Draw Term Loan (B)(D)	0.000	06-06-21	757,938	0
Fontainebleau Las Vegas LLC, Term Loan B (B)(D)	0.000	06-06-21	1,618,638	0
Financials 0.4%				4,785,603
Capital markets 0.4%
Blackstone CQP Holdco LP, Term Loan B (3 month LIBOR + 3.500%)	4.616	09-30-24	2,382,000	2,276,001
Jane Street Group LLC, 2020 Term Loan (1 month LIBOR + 3.000%)	3.174	01-31-25	2,573,951	2,509,602
Industrials 0.7%				8,356,134
Aerospace and defense 0.5%
Alloy Finco, Ltd., USD Holdco PIK Term Loan (0.500% Cash or 13.500% PIK)	0.500	03-06-25	517,077	219,758
WP CPP Holdings LLC, 2018 Term Loan (1 and 3 month LIBOR + 3.750%)	4.750	04-30-25	6,851,659	5,892,427
Road and rail 0.2%
Uber Technologies, Inc., 2018 Term Loan (1 month LIBOR + 4.000%)	5.000	04-04-25	2,300,000	2,243,949
Information technology 1.0%				10,699,166
IT services 0.4%
NeuStar, Inc., 2nd Lien Term Loan (3 month LIBOR + 8.000%)	9.072	08-08-25	3,809,082	2,633,713
Travelport Finance Luxembourg Sarl, 2019 Term Loan (3 month LIBOR + 5.000%)	6.072	05-29-26	1,990,000	1,139,623
20	JOHN HANCOCK HIGH YIELD FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment 0.3%
GlobalFoundries, Inc., USD Term Loan B (3 month LIBOR + 4.750%)	6.250	06-05-26	3,970,000	$3,711,950
Software 0.3%
Avaya, Inc., 2018 Term Loan B (1 month LIBOR + 4.250%)	4.434	12-15-24	3,459,505	3,213,880
Real estate 0.3%				3,118,946
Equity real estate investment trusts 0.3%

iStar, Inc., 2016 Term Loan B (1 month LIBOR + 2.750%)	2.980	06-28-23	3,270,192	3,118,946
Collateralized mortgage obligations 0.8%				$8,772,755
(Cost $6,632,870)
Commercial and residential 0.8%				8,772,755
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class F (A)(F)	3.596	04-14-33	2,000,000	1,908,197
BBCMS Mortgage Trust Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (A)(G)	2.621	03-15-37	1,160,000	967,622
BX Commercial Mortgage Trust Series 2018-BIOA, Class E (1 month LIBOR + 1.951%) (A)(G)	2.135	03-15-37	835,000	761,860
GS Mortgage Securities Trust Series 2016-RENT, Class E (A)(F)	4.067	02-10-29	1,780,000	1,739,626
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	62,031,577	908,694
Series 2007-4, Class ES IO	0.350	07-19-47	65,862,853	831,393
Series 2007-6, Class ES IO (A)	0.343	08-19-37	58,661,720	732,837

MSCG Trust Series 2016-SNR, Class D (A)	6.550	11-15-34	943,500	922,526
Asset backed securities 0.3%				$3,361,957
(Cost $3,370,682)
Asset backed securities 0.3%				3,361,957
Driven Brands Funding LLC Series 2015-1A, Class A2 (A)	5.216	07-20-45	3,337,725	3,361,957

	Shares	Value
Common stocks 0.1%		$1,026,282
(Cost $7,861,908)
Communication services 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (D)(H)	560,094	0
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	21

	Shares	Value
Energy 0.0%		$0
Energy equipment and services 0.0%
TPT Acquisition, Inc. (D)(H)	2,560	0
Industrials 0.0%		281
Aerospace and defense 0.0%
Alloy Topco, Ltd. (D)(H)	494,817	281
Information technology 0.1%		1,026,001
Software 0.1%

Avaya Holdings Corp. (H)	70,274	1,026,001
Preferred securities 3.9%		$42,659,563
(Cost $48,104,939)
Energy 0.3%		3,624,343
Energy equipment and services 0.0%
Nabors Industries, Ltd., 6.000%	33,000	211,860
Oil, gas and consumable fuels 0.3%
Energy Transfer Operating LP (7.600% to 5-15-24, then 3 month LIBOR + 5.161%)	154,411	3,412,483
Financials 0.6%		6,344,853
Banks 0.6%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 6.177% (G)	280,870	6,344,853
Health care 0.9%		9,419,291
Health care equipment and supplies 0.9%
Becton, Dickinson and Company, 6.000%	97,000	5,019,750
Boston Scientific Corp., 5.500%	40,294	4,399,541
Industrials 0.2%		1,761,978
Construction and engineering 0.1%
Glasstech, Inc., Series A (D)(H)(I)	143	85,800
Glasstech, Inc., Series B (D)(H)(I)	4,475	1,118,034
Machinery 0.1%
Stanley Black & Decker, Inc., 5.250%	6,800	558,144
Information technology 0.6%		7,085,824
Semiconductors and semiconductor equipment 0.6%
Broadcom, Inc., 8.000%	6,525	7,085,824
Utilities 1.3%		14,423,274
Electric utilities 0.6%
NextEra Energy, Inc., 5.279%	105,750	4,701,645
The Southern Company, 6.750%	34,132	1,635,947
22	JOHN HANCOCK HIGH YIELD FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Utilities (continued)
Multi-utilities 0.7%
Dominion Energy, Inc., 7.250%	47,383	$4,964,791

DTE Energy Company, 6.250%	73,450	3,120,891
Warrants 0.0%		$96,927
(Cost $0)
Avaya Holdings Corp. (Expiration Date: 12-15-22; Strike Price: $25.55) (H)	64,618	96,927

	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.1%				$478,034
(Cost $290,749)
Seventy Seven Energy, Inc. (D)(H)	6.500	07-15-22	3,130,000	0
Stearns Holdings LLC (A)(D)(H)	9.375	08-15-20	4,146,000	478,034

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 5.9%				$64,749,000
(Cost $64,749,000)
U.S. Government Agency 0.2%				2,873,000
Federal Agricultural Mortgage Corp. Discount Note	0.010	06-01-20	2,873,000	2,873,000

	Par value^	Value
Repurchase agreement 5.7%		61,876,000
Barclays Tri-Party Repurchase Agreement dated 5-29-20 at 0.050% to be repurchased at $59,127,246 on 6-1-20, collateralized by $51,475,900 U.S. Treasury Notes, 2.750% due 2-15-28 (valued at $60,309,892)	59,127,000	59,127,000
Repurchase Agreement with State Street Corp. dated 5-29-20 at 0.000% to be repurchased at $2,749,000 on 6-1-20, collateralized by $2,660,000 U.S. Treasury Notes, 2.000% due 11-30-22 (valued at $2,805,204)	2,749,000	2,749,000

Total investments (Cost $1,155,118,703) 100.9%	$1,101,660,597
Other assets and liabilities, net (0.9%)	(10,019,258)
Total net assets 100.0%	$1,091,641,339

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
CAD	Canadian Dollar

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	23

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $572,317,065 or 52.4% of the fund's net assets as of 5-31-20.
(B)	Non-income producing - Issuer is in default.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(H)	Non-income producing security.
(I)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
24	JOHN HANCOCK HIGH YIELD FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	131,417	USD	93,445	CITI	6/17/2020	$2,003	—
CAD	170,000	USD	120,498	JPM	6/17/2020	2,973	—
CAD	420,000	USD	302,715	MSCS	6/17/2020	2,332	—
CAD	340,000	USD	242,701	RBC	6/17/2020	4,241	—
CAD	58,583	USD	41,657	TD	6/17/2020	892	—
USD	108,114	CAD	150,000	JPM	6/17/2020	—	$(832)
USD	350,733	CAD	490,000	MSCS	6/17/2020	—	(5,155)
USD	2,286,432	CAD	3,037,396	TD	6/17/2020	80,367	—
						$92,808	$(5,987)

Derivatives Currency Abbreviations
CAD	Canadian Dollar
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
TD	The Toronto-Dominion Bank
At 5-31-20, the aggregate cost of investments for federal income tax purposes was $1,158,218,739. Net unrealized depreciation aggregated to $56,471,321, of which $27,376,171 related to gross unrealized appreciation and $83,847,492 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	25

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-20

Assets
Unaffiliated investments, at value (Cost $1,155,118,703)	$1,101,660,597
Unrealized appreciation on forward foreign currency contracts	92,808
Cash	820,170
Foreign currency, at value (Cost $881)	905
Dividends and interest receivable	16,167,705
Receivable for fund shares sold	1,577,458
Receivable for investments sold	6,721,931
Other assets	54,609
Total assets	1,127,096,183
Liabilities
Unrealized depreciation on forward foreign currency contracts	5,987
Distributions payable	98,007
Payable for investments purchased	32,998,209
Payable for fund shares repurchased	2,130,470
Payable to affiliates
Accounting and legal services fees	67,581
Transfer agent fees	42,847
Distribution and service fees	920
Trustees' fees	659
Other liabilities and accrued expenses	110,164
Total liabilities	35,454,844
Net assets	$1,091,641,339
Net assets consist of
Paid-in capital	$1,647,696,373
Total distributable earnings (loss)	(556,055,034)
Net assets	$1,091,641,339

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($262,310,515 ÷ 82,896,344 shares)[1]	$3.16
Class B ($1,044,414 ÷ 329,630 shares)[1]	$3.17
Class C ($38,757,535 ÷ 12,250,788 shares)[1]	$3.16
Class I ($90,750,414 ÷ 28,711,717 shares)	$3.16
Class R6 ($22,325,118 ÷ 7,070,262 shares)	$3.16
Class NAV ($676,453,343 ÷ 214,139,803 shares)	$3.16
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$3.29

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
26	JOHN HANCOCK High Yield Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended  5-31-20

Investment income
Interest	$61,485,087
Dividends	1,895,497
Less foreign taxes withheld	(12,882)
Total investment income	63,367,702
Expenses
Investment management fees	5,139,076
Distribution and service fees	1,242,907
Accounting and legal services fees	186,960
Transfer agent fees	564,354
Trustees' fees	17,425
Custodian fees	152,746
State registration fees	94,508
Printing and postage	71,268
Professional fees	99,067
Other	49,332
Total expenses	7,617,643
Less expense reductions	(73,740)
Net expenses	7,543,903
Net investment income	55,823,799
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(22,900,487)
Futures contracts	(4,113,647)
Forward foreign currency contracts	7,656
Swap contracts	872,974
(26,133,504)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(36,642,852)
Futures contracts	138,710
Forward foreign currency contracts	53,862
Swap contracts	175,226
(36,275,054)
Net realized and unrealized gain (loss)	(62,408,558)
Decrease in net assets from operations	$(6,584,759)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK High Yield Fund	27

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-20	Year ended 5-31-19
Increase (decrease) in net assets
From operations
Net investment income	$55,823,799	$48,209,958
Net realized loss	(26,133,504)	(7,377,629)
Change in net unrealized appreciation (depreciation)	(36,275,054)	(5,824,059)
Increase (decrease) in net assets resulting from operations	(6,584,759)	35,008,270
Distributions to shareholders
From earnings
Class A	(15,947,889)	(17,507,678)
Class B	(93,249)	(220,013)
Class C	(2,134,394)	(3,004,324)
Class I	(5,571,952)	(6,781,388)
Class R6	(1,233,538)	(1,184,685)
Class NAV	(31,447,831)	(18,661,554)
Total distributions	(56,428,853)	(47,359,642)
From fund share transactions	130,528,266	175,293,449
Total increase	67,514,654	162,942,077
Net assets
Beginning of year	1,024,126,685	861,184,608
End of year	$1,091,641,339	$1,024,126,685
28	JOHN HANCOCK High Yield Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	5-31-20	5-31-19	5-31-18	5-31-17	5-31-16
Per share operating performance
Net asset value, beginning of period	$3.37	$3.41	$3.54	$3.32	$3.62
Net investment income[1]	0.17	0.19	0.19	0.19	0.20
Net realized and unrealized gain (loss) on investments	(0.20)	(0.04)	(0.13)	0.23	(0.28)
Total from investment operations	(0.03)	0.15	0.06	0.42	(0.08)
Less distributions
From net investment income	(0.18)	(0.19)	(0.19)	(0.20)	(0.22)
Net asset value, end of period	$3.16	$3.37	$3.41	$3.54	$3.32
Total return (%)[2,3]	(1.12)	4.46	1.60	13.10	(2.03)
Ratios and supplemental data
Net assets, end of period (in millions)	$262	$309	$336	$367	$258
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94	0.94	0.94	0.96	0.97
Expenses including reductions	0.93	0.94	0.93	0.96	0.96
Net investment income	5.23	5.66	5.50	5.58	6.01
Portfolio turnover (%)	59	59	52	65 [4]	89

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK High Yield Fund	29

CLASS B SHARES Period ended	5-31-20	5-31-19	5-31-18	5-31-17	5-31-16
Per share operating performance
Net asset value, beginning of period	$3.37	$3.42	$3.54	$3.32	$3.63
Net investment income[1]	0.15	0.17	0.17	0.17	0.17
Net realized and unrealized gain (loss) on investments	(0.20)	(0.06)	(0.13)	0.23	(0.29)
Total from investment operations	(0.05)	0.11	0.04	0.40	(0.12)
Less distributions
From net investment income	(0.15)	(0.16)	(0.16)	(0.18)	(0.19)
Net asset value, end of period	$3.17	$3.37	$3.42	$3.54	$3.32
Total return (%)[2,3]	(1.55)	3.38	1.14	12.23	(3.07)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$3	$7	$14	$19
Ratios (as a percentage of average net assets):
Expenses before reductions	1.69	1.69	1.69	1.72	1.74
Expenses including reductions	1.68	1.69	1.68	1.71	1.73
Net investment income	4.45	4.90	4.74	4.85	5.22
Portfolio turnover (%)	59	59	52	65 [4]	89

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes merger activity.
30	JOHN HANCOCK High Yield Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	5-31-20	5-31-19	5-31-18	5-31-17	5-31-16
Per share operating performance
Net asset value, beginning of period	$3.37	$3.41	$3.54	$3.31	$3.62
Net investment income[1]	0.15	0.17	0.17	0.17	0.18
Net realized and unrealized gain (loss) on investments	(0.21)	(0.05)	(0.14)	0.24	(0.30)
Total from investment operations	(0.06)	0.12	0.03	0.41	(0.12)
Less distributions
From net investment income	(0.15)	(0.16)	(0.16)	(0.18)	(0.19)
Net asset value, end of period	$3.16	$3.37	$3.41	$3.54	$3.31
Total return (%)[2,3]	(1.86)	3.69	0.84	12.26	(2.77)
Ratios and supplemental data
Net assets, end of period (in millions)	$39	$55	$72	$121	$79
Ratios (as a percentage of average net assets):
Expenses before reductions	1.69	1.69	1.69	1.71	1.73
Expenses including reductions	1.68	1.69	1.68	1.71	1.72
Net investment income	4.48	4.91	4.75	4.83	5.26
Portfolio turnover (%)	59	59	52	65 [4]	89

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK High Yield Fund	31

CLASS I SHARES Period ended	5-31-20	5-31-19	5-31-18	5-31-17	5-31-16
Per share operating performance
Net asset value, beginning of period	$3.36	$3.41	$3.53	$3.31	$3.62
Net investment income[1]	0.18	0.20	0.20	0.20	0.21
Net realized and unrealized gain (loss) on investments	(0.20)	(0.05)	(0.12)	0.23	(0.29)
Total from investment operations	(0.02)	0.15	0.08	0.43	(0.08)
Less distributions
From net investment income	(0.18)	(0.20)	(0.20)	(0.21)	(0.23)
Net asset value, end of period	$3.16	$3.36	$3.41	$3.53	$3.31
Total return (%)[2]	(0.58)	4.40	2.14	13.42	(2.07)
Ratios and supplemental data
Net assets, end of period (in millions)	$91	$99	$147	$212	$34
Ratios (as a percentage of average net assets):
Expenses before reductions	0.69	0.71	0.69	0.70	0.72
Expenses including reductions	0.68	0.70	0.68	0.69	0.71
Net investment income	5.48	5.89	5.72	5.81	6.24
Portfolio turnover (%)	59	59	52	65 [3]	89

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
32	JOHN HANCOCK High Yield Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	5-31-20	5-31-19	5-31-18	5-31-17 [1]
Per share operating performance
Net asset value, beginning of period	$3.36	$3.40	$3.53	$3.46
Net investment income[2]	0.19	0.20	0.21	0.11
Net realized and unrealized gain (loss) on investments	(0.20)	(0.04)	(0.14)	0.08
Total from investment operations	(0.01)	0.16	0.07	0.19
Less distributions
From net investment income	(0.19)	(0.20)	(0.20)	(0.12)
Net asset value, end of period	$3.16	$3.36	$3.40	$3.53
Total return (%)[3]	(0.47)	4.82	1.95	5.73 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$22	$20	$21	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.58	0.59	0.59	0.61 [5]
Expenses including reductions	0.57	0.59	0.58	0.58 [5]
Net investment income	5.60	6.00	5.90	5.68 [5]
Portfolio turnover (%)	59	59	52	65 [6,7]

[1]	The inception date for Class R6 shares is 10-31-16.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
[7]	Portfolio turnover is shown for the period from 6-1-16 to 5-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK High Yield Fund	33

CLASS NAV SHARES Period ended	5-31-20	5-31-19	5-31-18	5-31-17	5-31-16
Per share operating performance
Net asset value, beginning of period	$3.36	$3.41	$3.53	$3.31	$3.62
Net investment income[1]	0.19	0.20	0.20	0.21	0.21
Net realized and unrealized gain (loss) on investments	(0.20)	(0.05)	(0.12)	0.23	(0.29)
Total from investment operations	(0.01)	0.15	0.08	0.44	(0.08)
Less distributions
From net investment income	(0.19)	(0.20)	(0.20)	(0.22)	(0.23)
Net asset value, end of period	$3.16	$3.36	$3.41	$3.53	$3.31
Total return (%)[2]	(0.46)	4.53	2.25	13.56	(1.93)
Ratios and supplemental data
Net assets, end of period (in millions)	$676	$538	$279	$302	$290
Ratios (as a percentage of average net assets):
Expenses before reductions	0.57	0.58	0.58	0.59	0.59
Expenses including reductions	0.56	0.57	0.57	0.58	0.58
Net investment income	5.62	5.99	5.86	5.97	6.39
Portfolio turnover (%)	59	59	52	65 [3]	89

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
34	JOHN HANCOCK High Yield Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock High Yield Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek high current income. Capital appreciation is a secondary goal. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. and foreign fixed-income securities rated below investment grade. Investments in high yield securities involve greater degrees of credit and market risk than investments in higher rated securities and tend to be more sensitive to market conditions.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
ANNUAL REPORT | JOHN HANCOCK High Yield Fund	35

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of May 31, 2020, by major security category or type:
	Total value at 5-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Corporate bonds	$913,416,124	—	$913,416,124	—
Convertible bonds	16,481,586	—	16,481,586	—
Term loans	50,618,369	—	50,618,369	—
Collateralized mortgage obligations	8,772,755	—	8,772,755	—
Asset backed securities	3,361,957	—	3,361,957	—
Common stocks	1,026,282	$1,026,001	—	$281
Preferred securities	42,659,563	41,455,729	—	1,203,834
Warrants	96,927	96,927	—	—
Escrow certificates	478,034	—	—	478,034
Short-term investments	64,749,000	—	64,749,000	—
Total investments in securities	$1,101,660,597	$42,578,657	$1,057,399,791	$1,682,149
Derivatives:
Assets
Forward foreign currency contracts	$92,808	—	$92,808	—
Liabilities
36	JOHN HANCOCK High Yield Fund | ANNUAL REPORT

	Total value at 5-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Forward foreign currency contracts	$(5,987)	—	$(5,987)	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, it could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
ANNUAL REPORT | JOHN HANCOCK High Yield Fund	37

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2020, the fund had no borrowings under the line of credit. Commitment fees for the year ended May 31, 2020 were $5,071.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Change in accounting principle. Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, shortens the premium amortization period for purchased non contingently callable debt securities and is effective for public companies with fiscal years beginning after December 15, 2018. Adoption of the ASU did not have a material impact to the fund.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
38	JOHN HANCOCK High Yield Fund | ANNUAL REPORT

For federal income tax purposes, as of May 31, 2020, the fund has a short-term capital loss carryforward of $27,592,354 and a long-term capital loss carryforward of $478,757,721 available to offset future net realized capital gains. These carryforwards do not expire. Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of May 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended May 31, 2020 and 2019 was as follows:
	May 31, 2020	May 31, 2019
Ordinary income	$56,428,853	$47,359,642
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2020, the components of distributable earnings on a tax basis consisted of $6,863,877 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
ANNUAL REPORT | JOHN HANCOCK High Yield Fund	39

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund's investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended May 31, 2020, the fund used futures contracts to manage duration of the fund and to maintain diversity of the fund. The fund held futures contracts with USD notional values ranging from $11.4 million to $55.2 million, as measured at each quarter end. There were no open futures contracts as of May 31, 2020.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
40	JOHN HANCOCK High Yield Fund | ANNUAL REPORT

During the year ended May 31, 2020, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchanges rates. The fund held forward foreign currency contracts with USD notional values ranging from $2.3 million to $6.3 million, as measured at each quarter end.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Buyer
During the year ended May 31, 2020, the fund used credit default swap contracts as a buyer to manage against potential credit events and to gain exposure to security or credit index. The fund held credit default swaps with total USD notional amounts ranging up to $40.0 million, as measured at each quarter end. There were no open CDS contracts where the fund acted as buyer as of May 31, 2020.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at May 31, 2020 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation / depreciation on forward foreign currency contracts	Forward foreign currency contracts	$92,808	$(5,987)
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
ANNUAL REPORT | JOHN HANCOCK High Yield Fund	41

Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2020:
	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate	$(4,113,647)	—	—	$(4,113,647)
Currency	—	$7,656	—	7,656
Credit	—	—	$872,974	872,974
Total	$(4,113,647)	$7,656	$872,974	$(3,233,017)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2020:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate	$138,710	—	—	$138,710
Currency	—	$53,862	—	53,862
Credit	—	—	$175,226	175,226
Total	$138,710	$53,862	$175,226	$367,798
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation. Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor on an annual basis, equal to the sum of: (a) 0.6250% of the first $75 million of the fund’s average daily net assets, (b) 0.5625% of the next $75 million of the fund’s average daily net assets, (c) 0.5000% of the next $350 million of the fund’s average daily net assets, (d) 0.4750% of the next $2 billion of the fund’s average daily net assets and (e) 0.4500% of the fund’s average daily net assets in excess of $2.5 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is
42	JOHN HANCOCK High Yield Fund | ANNUAL REPORT

calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the total operating expenses at 0.72% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly, prime brokerage fees, borrowing costs and short dividend expense. The current expense limitation agreement for Class I will expire on September 30, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended May 31, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$21,663
Class B	150
Class C	3,385
Class I	7,242
Class	Expense reduction
Class R6	$1,562
Class NAV	39,738
Total	$73,740

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2020, were equivalent to a net annual effective rate of 0.49% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended May 31, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class B	1.00%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $494,706 for the year ended May 31, 2020. Of this amount, $65,918 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $428,788 was paid as sales commissions to broker-dealers.
Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to
ANNUAL REPORT | JOHN HANCOCK High Yield Fund	43

CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2020, CDSCs received by the Distributor amounted to $3,858 and $1,738 for Class A and Class C shares, respectively. During the year ended May 31, 2020, there were no CDSCs received by the Distributor for Class B shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$752,720	$375,149
Class B	20,638	2,553
Class C	469,549	58,378
Class I	—	125,404
Class R6	—	2,870
Total	$1,242,907	$564,354
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the years ended May 31, 2020 and 2019 were as follows:
	Year Ended 5-31-20		Year Ended 5-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	13,105,799	$43,996,415	10,713,681	$36,251,627
Distributions reinvested	4,221,346	14,006,662	4,523,116	15,261,379
Repurchased	(26,176,469)	(84,792,428)	(21,864,537)	(73,763,246)
Net decrease	(8,849,324)	$(26,789,351)	(6,627,740)	$(22,250,240)
44	JOHN HANCOCK High Yield Fund | ANNUAL REPORT

	Year Ended 5-31-20		Year Ended 5-31-19
	Shares	Amount	Shares	Amount
Class B shares
Sold	16,852	$57,502	18,657	$63,845
Distributions reinvested	25,486	85,525	59,745	202,072
Repurchased	(591,194)	(1,961,774)	(1,119,432)	(3,798,299)
Net decrease	(548,856)	$(1,818,747)	(1,041,030)	$(3,532,382)
Class C shares
Sold	674,719	$2,243,300	1,024,429	$3,457,077
Distributions reinvested	618,995	2,057,767	859,296	2,898,688
Repurchased	(5,322,470)	(17,606,302)	(6,585,508)	(22,236,706)
Net decrease	(4,028,756)	$(13,305,235)	(4,701,783)	$(15,880,941)
Class I shares
Sold	10,771,370	$35,954,900	7,442,808	$25,070,778
Distributions reinvested	1,669,462	5,535,701	1,991,442	6,714,838
Repurchased	(13,153,072)	(42,757,389)	(23,104,912)	(77,859,233)
Net decrease	(712,240)	$(1,266,788)	(13,670,662)	$(46,073,617)
Class R6 shares
Sold	2,494,720	$8,322,014	1,732,555	$5,861,629
Distributions reinvested	362,237	1,196,624	344,385	1,159,967
Repurchased	(1,808,882)	(5,922,858)	(2,250,255)	(7,581,101)
Net increase (decrease)	1,048,075	$3,595,780	(173,315)	$(559,505)
Class NAV shares
Sold	67,641,176	$214,554,404	92,215,779	$311,294,915
Distributions reinvested	9,510,970	31,447,831	5,532,084	18,661,555
Repurchased	(23,063,052)	(75,889,628)	(19,688,075)	(66,366,336)
Net increase	54,089,094	$170,112,607	78,059,788	$263,590,134
Total net increase	40,997,993	$130,528,266	51,845,258	$175,293,449
Affiliates of the fund owned 2%, 5% and 100% of shares of Class I, Class R6 and Class NAV, respectively, on May 31, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $693,216,459 and $576,912,112, respectively, for the year ended May 31, 2020.
ANNUAL REPORT | JOHN HANCOCK High Yield Fund	45

Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At May 31, 2020, funds within the John Hancock group of funds complex held 60.6% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Portfolio	Affiliated Concentration
JHF II Multimanager Lifestyle Balanced Portfolio	22.4%
JHF II Multimanager Lifestyle Growth Portfolio	11.3%
JHF II Multimanager Lifestyle Moderate Portfolio	8.6%
JHF II Multimanager Lifestyle Conservative Portfolio	8.1%
Note 9—Restricted securities
The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at May 31, 2020:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Glasstech, Inc., Series A	10-31-08	$ 449,145	144	—	(1)	143	0.0%*	$ 85,800
Glasstech, Inc., Series B	10-31-08	3,563,982	4,475	—	—	4,475	0.1%	1,118,034
								$1,203,834

*	Less than 0.05%.
Note 10—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR after 2021. This event will likely cause LIBOR to cease to be published. Before then, it is expected that market participants will transition to the use of different reference or benchmark rates. However, although regulators have suggested alternative rates, there is currently no definitive information regarding the future utilization of LIBOR or of any replacement rate.
It is uncertain what impact the discontinuation of LIBOR will have on the use of LIBOR as a reference rate for securities in which the fund invests. It is expected that market participants will amend financial instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. In addition, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. As market participants transition away from LIBOR, LIBOR's usefulness may deteriorate, which could occur prior to the end of 2021. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR's deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
46	JOHN HANCOCK High Yield Fund | ANNUAL REPORT

Note 11—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
ANNUAL REPORT | JOHN HANCOCK High Yield Fund	47

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Bond Trust and Shareholders of John Hancock High Yield Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock High Yield Fund (one of the funds constituting John Hancock Bond Trust, referred to hereafter as the “Fund”) as of May 31, 2020, the related statement of operations for the year ended May 31, 2020, the statements of changes in net assets for each of the two years in the period ended May 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2020 by correspondence with the custodian, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 13, 2020
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
48	JOHN HANCOCK HIGH YIELD FUND | ANNUAL REPORT

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2020.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2020 Form 1099-DIV in early 2021. This will reflect the tax character of all distributions paid in calendar year 2020.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK HIGH YIELD FUND	49

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program

This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock High Yield Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.

The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Committee also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Committee may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues.

The Committee provided the Board at a meeting held on March 15-17, 2020 with a written report which addressed the Committee's assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period December 1, 2018 through December 31, 2019, included an assessment of important aspects of the LRMP including, but not limited to:

•	Operation of the Fund's Redemption-In-Kind Procedures;
•	Highly Liquid Investment Minimum (HLIM) determination;
•	Compliance with the 15% limit on illiquid investments;
•	Reasonably Anticipated Trade Size (RATS) determination;
•	Security-level liquidity classifications; and
•	Liquidity risk assessment.

The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee's actions to address such matters.

Redemption-In-Kind Procedures

Rule 22e-4 requires any fund that engages in or reserves the right to engage in in-kind redemptions to adopt and implement written policies and procedures regarding in-kind redemptions as part of the management of its liquidity risk. These procedures address the process for redeeming in kind, as well as the circumstances under which the Fund would consider redeeming in kind. Anticipated large redemption activity will be evaluated to identify situations where redeeming in securities instead of cash may be appropriate.

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD FUND       50

As part of its annual assessment of the LRMP, the Committee reviewed the implementation and operation of the Redemption-In-Kind Procedures and determined they are operating in a manner that such procedures are adequate and effective to manage in-kind redemptions on behalf of the Fund as part of the LRMP.

Highly Liquid Investment Minimum determination

The Committee uses an HLIM model to determine a Fund's HLIM. This process incorporates the Fund's investment strategy, historical redemptions, liquidity classification rollup percentages and cash balances, redemption policy, access to funding sources, distribution channels and client concentrations. If the Fund falls below its established HLIM for a period greater than 7 consecutive calendar days, the Committee prepares a report to the Board within one business day following the seventh consecutive calendar day with an explanation of how the Fund plans to restore its HLIM within a reasonable period of time.

Based on the HLIM model, the Committee has determined that the Fund qualifies as a Primarily Highly Liquid Fund (PHLF). It is therefore not required to establish a HLIM. The Fund is tested quarterly to confirm its PHLF status.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to HLIM and PHLF determinations, and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Compliance with the 15% limit on illiquid investments

Rule 22e-4 sets an aggregate illiquid investment limit of 15% for a fund. Funds are prohibited from acquiring an illiquid investment if this results in greater than 15% of its net assets being classified as illiquid. When applying this limit, the Committee defines "illiquid investment" to mean any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a 15% illiquid investment limit breach occurs for longer than 1 business day, the Fund is required to notify the Board and provide a plan on how to bring illiquid investments within the 15% threshold, and after 7 days confidentially notify the Securities and Exchange Commission (the SEC).

In February 2019, as a result of extended security markets closures in connection with the Chinese New Year in certain countries, the SEC released guidance, and the Committee approved and adopted an Extended Market Holiday Policy to plan for and monitor known Extended Market Holidays (defined as all expected market holiday closures spanning four or more calendar days).

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to the 15% illiquid investment limit and determined such policies and procedures are operating in a manner that is adequate and effective as part of the LMRP.

Reasonably Anticipated Trade Size determination

In order to assess the liquidity risk of a Fund, the Committee considers the impact on the Fund that redemptions of a RATS would have under both normal and reasonably foreseeable stressed conditions. Modelling the Fund's RATS requires quantifying cash flow volatility and analyzing distribution channel concentration and redemption risk. The model is designed to estimate the amount of assets that the Fund could reasonably anticipate trading on a given day, during both normal and reasonably foreseeable stressed conditions, to satisfy redemption requests.

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD FUND       51

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to RATS determinations and determined that such policies and procedures are operating in a manner that is adequate and effective at making RATS determinations as part of the LRMP.

Security-level liquidity classifications

When classifying the liquidity of portfolio securities, the Fund adheres to the liquidity classification procedures established by the Advisor. In assigning a liquidity classification to Fund portfolio holdings, the following key inputs, among others, are considered: the Fund's RATS, feedback from the applicable Subadvisor on market-, trading- and investment-specific considerations, an assessment of current market conditions and fund portfolio holdings, and a value impact standard. The Subadvisor also provides position-level data to the Committee for use in monthly classification reconciliation in order to identify any classifications that may need to be changed as a result of the above considerations.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to security-level liquidity classifications and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Liquidity risk assessment

The Committee periodically reviews and assesses, the Fund's liquidity risk, including its investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions (including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives), cash flow analysis during both normal and reasonably foreseeable stressed conditions, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.

As part of its annual assessment of the LRMP, the Committee reviewed Fund-Level Liquidity Risk Assessment Reports for each of the Funds and determined that the investment strategy for each Fund continues to be appropriate for an open-ended structure.

Adequacy and Effectiveness

Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD FUND       52

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	195
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2012	195
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	195
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2012	195
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	1986	195
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2012	195
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD FUND       53

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2008	195
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Massachusetts Women's Forum (since 2018); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates,[2] Born: 1946	2012	195
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	1994	195
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A. Russo, Born: 1949	2009	195
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD FUND       54

Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	195
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison, Born: 1963	2018	195
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary's General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD FUND       55

Principal officers who are not Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD FUND       56

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

John F. Addeo, CFA
Dennis F. McCafferty, CFA
Caryn E. Rothman, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. PO Box 219909 Kansas City, MO 64121-9909	Express mail: John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD FUND       57

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock High Yield Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1210535	57A 5/20 7/2020

John Hancock

ESG Core Bond Fund

Annual report 5/31/2020
ESG

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Global financial markets delivered strong returns during first half of the 12-month period ended May 31, 2020; however, heightened fears over the coronavirus (COVID-19) sent markets tumbling during the latter half of February and early March. Investors reacted by exiting higher-risk assets and moving into cash, leading to a liquidity crunch in the fixed-income markets.

In response to the sell-off, the U.S. Federal Reserve acted quickly, lowering interest rates to near zero and reinstating quantitative easing, as well as announcing its plans to shore up short-term debt. These steps, along with the passage of a $2 trillion federal economic stimulus bill, helped lift the markets during the last two months of the period, while credit spreads rebounded off their highs as liquidity concerns eased.

The continued spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
ESG Core Bond Fund

2	Your fund at a glance
5	Manager's discussion of fund performance
7	A look at performance
9	Your expenses
11	Fund's investments
18	Financial statements
21	Financial highlights
24	Notes to financial statements
31	Report of independent registered public accounting firm
32	Tax information
33	Statement regarding liquidity risk management
36	Trustees and Officers
40	More information

ANNUAL REPORT   |   JOHN HANCOCK ESG CORE BOND FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks total return consisting of income and capital appreciation consistent with preservation of capital and maintenance of liquidity.

AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/2020 (%)

The Bloomberg Barclays U.S. Intermediate Government/Credit Index is an unmanaged index of the investment grade, US dollar-denominated, fixed-rate government related bond markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK ESG CORE BOND FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Investment-grade bonds posted a strong gain during the period

The spread of COVID-19 led to a weaker economic outlook and prompted the U.S. Federal Reserve to cut interest rates dramatically, fueling an impressive rally for U.S. Treasuries and other high-rated debt.

The fund underperformed

Although the fund produced a robust absolute return, it finished behind its benchmark, the Bloomberg Barclays Intermediate U.S. Government/Credit Index.

Duration positioning detracted from relative performance

Duration positioning and an underweight in U.S. Treasuries hurt results, while an overweight in corporates and positive overall security selection contributed.

PORTFOLIO COMPOSITION AS OF 5/31/2020 (%)

ANNUAL REPORT   |   JOHN HANCOCK ESG CORE BOND FUND       3

QUALITY COMPOSITION AS OF 5/31/2020 (%)

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the fund's performance, resulting in losses to your investment. For more information, please refer to the "Principal risks" section of the prospectus.

ANNUAL REPORT   |   JOHN HANCOCK ESG CORE BOND FUND       4

Manager's discussion of fund performance

How would you describe the investment backdrop during the 12 months ended May 31, 2020?

Investment-grade bonds delivered strong total returns in the annual period. U.S. Treasuries and other government issues generally performed well in 2019 due to the U.S. Federal Reserve's shift to a more accommodative monetary policy. However, subsequent uncertainty about the economic impact COVID-19 led to a sharp sell-off in risk assets and a corresponding flight to quality into U.S. Treasuries throughout late February and most of March. These circumstances contributed to robust gains for government debt. Corporate bonds, while experiencing significant weakness in the February-March downturn, also delivered a sizable gain for the full period. The category exhibited notable strength from late March onward thanks to stimulus programs enacted by Congress and the U.S. Federal Reserve (Fed), the Fed's announcement that it would provide direct support to the credit markets, and the prospect of a V-shaped economic recovery.

What elements of the fund's positioning helped and hurt results?

The fund's positioning with respect to duration (interest-rate sensitivity) was a slight detractor from relative performance. The portfolio's duration was modestly below that of the index for most of the period, which prevented it from gaining the full benefit of falling yields. The fund finished May with a neutral duration relative to the index.

Asset allocation had a mixed effect on results. An underweight in U.S. Treasuries detracted, as did an out-of-benchmark allocation to taxable municipal bonds. Conversely, the fund benefited from its average overweight position in corporates, particularly in the final two months of the period. We increased the fund's allocation to corporates in an effort to capitalize on the sharply higher yield spreads that resulted from the February-March sell-off. This decision paid off given the ensuing rally in the category. Within the corporate portfolio, an overweight in banks and an underweight in lower-quality energy issues aided performance. An underweight to BBB rated bonds added value, as well.

Security selection was a meaningful contributor. Much of the performance advantage occurred in the corporate bond area, with the largest contribution coming from the industrials sector.

ANNUAL REPORT   |   JOHN HANCOCK ESG CORE BOND FUND       5

How would you characterize your portfolio activity?

While the Fed is keeping an eye on inflation, we expect it will remain accommodative—with a zero lower bound fed funds rate—for the balance of 2020. Yield spreads have retraced their widening from the February-March sell-off despite the uncertain growth outlook, indicating that investors are willing to look through short-term economic weakness. In terms of portfolio positioning, we retained a defensive posture at the close of the period through a high-quality bias and a discerning, cautious approach to security selection. We also continued to take steps designed to strengthen the ESG component of our strategy, particularly with regard to securitized assets.

MANAGED BY

Jeffrey Glenn, CFA, Breckinridge Capital Advisors
Matthew C. Buscone, Breckinridge Capital Advisors
Sara Chanda, Breckinridge Capital Advisors
Khurram Gillani, Breckinridge Capital Advisors

The views expressed in this report are exclusively those of the portfolio management team at Breckinridge Capital Advisors, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK ESG CORE BOND FUND       6

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  MAY 31, 2020

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge	SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	Since inception[2]	Since inception[2]	as of 5-31-20	as of 5-31-20
Class A	2.89	2.55	9.12	0.46	0.19
Class I3	7.32	4.01	14.57	0.73	0.44
Class R6[3]	7.54	4.14	15.09	0.84	0.56
Index 1†	7.60	4.22	15.39	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4%. Sales charges are not applicable to Class I and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until September 30, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class I	Class R6
Gross (%)	1.13	0.88	0.77
Net (%)	0.87	0.62	0.51

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bloomberg Barclays U.S. Intermediate Government/Credit Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK ESG CORE BOND FUND       7

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock ESG Core Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays U.S. Intermediate Government/Credit Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)
Class I3	12-14-16	11,457	11,457	11,539
Class R6[3]	12-14-16	11,509	11,509	11,539

The Bloomberg Barclays U.S. Intermediate Government/Credit Index is an unmanaged index of the investment grade, US dollar-denominated, fixed-rate government related bond markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	From 12-14-16.
3	For certain types of investors, as described in the fund's prospectus.
ANNUAL REPORT   |   JOHN HANCOCK ESG CORE BOND FUND       8

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2019, with the same investment held until May 31, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on December 1, 2019, with the same investment held until May 31, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
ANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	9

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 12-1-2019	Ending value on 5-31-2020	Expenses paid during period ended 5-31-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,047.30	$4.50	0.88%
	Hypothetical example	1,000.00	1,020.60	4.45	0.88%
Class I	Actual expenses/actual returns	1,000.00	1,047.60	3.22	0.63%
	Hypothetical example	1,000.00	1,021.90	3.18	0.63%
Class R6	Actual expenses/actual returns	1,000.00	1,049.20	2.61	0.51%
	Hypothetical example	1,000.00	1,022.50	2.58	0.51%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
10	JOHN HANCOCK ESG CORE BOND FUND | ANNUAL REPORT

Fund’ s investments
AS OF 5-31-20
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 31.3%				$20,247,488
(Cost $18,813,996)
U.S. Government 22.3%				14,419,438
U.S. Treasury
Note	1.625	02-15-26	1,150,000	1,229,557
Note	1.750	11-15-29	425,000	469,127
Note	1.875	04-30-22	500,000	516,211
Note	1.875	07-31-22	300,000	310,980
Note	2.000	02-15-23	500,000	524,512
Note	2.000	02-15-25	650,000	701,645
Note	2.125	03-31-24	600,000	643,148
Note	2.250	11-15-24	1,100,000	1,195,906
Note	2.250	11-15-27	525,000	591,589
Note	2.375	08-15-24	1,250,000	1,360,303
Note	2.375	04-30-26	1,000,000	1,114,570
Note	2.375	05-15-29	300,000	346,348
Note	2.500	05-15-24	950,000	1,034,127
Note	2.750	02-15-24	200,000	218,539
Note	2.750	06-30-25	400,000	448,703
Note	2.750	02-15-28	250,000	291,895
Note	2.875	11-15-21	400,000	415,609
Note	2.875	05-15-28	450,000	531,650
Note	2.875	08-15-28	700,000	829,910
Note	3.000	09-30-25	700,000	797,836
Note	3.125	11-15-28	700,000	847,273
U.S. Government Agency 9.0%				5,828,050
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	3.000	02-01-32	263,584	278,747
15 Yr Pass Thru	3.000	03-01-32	656,454	698,524
15 Yr Pass Thru	3.500	03-01-30	287,043	305,603
15 Yr Pass Thru	3.500	04-01-32	581,164	624,554
15 Yr Pass Thru	4.000	05-01-33	312,631	332,202
30 Yr Pass Thru	3.500	03-01-48	551,051	588,348
Federal National Mortgage Association
15 Yr Pass Thru	3.500	01-01-32	299,110	321,909
15 Yr Pass Thru	3.500	11-01-34	215,248	230,511
15 Yr Pass Thru	4.000	05-01-33	409,428	446,830
30 Yr Pass Thru	3.000	05-01-48	283,135	305,105
30 Yr Pass Thru	3.500	07-01-47	468,542	497,326
30 Yr Pass Thru	4.000	10-01-47	363,028	399,605
30 Yr Pass Thru	4.500	01-01-46	400,076	440,376

30 Yr Pass Thru	5.000	11-01-39	313,120	358,410
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	11

Fund’ s investments
	Rate (%)	Maturity date	Par value^	Value

Corporate bonds 46.0%				$29,720,615
(Cost $27,908,434)
Communication services 2.8%				1,840,040
Diversified telecommunication services 1.6%
AT&T, Inc.	4.125	02-17-26	490,000	546,132
Verizon Communications, Inc.	5.150	09-15-23	445,000	508,495
Entertainment 0.5%
The Walt Disney Company	2.000	09-01-29	315,000	319,163
Media 0.7%
Comcast Corp.	3.150	03-01-26	420,000	466,250
Consumer discretionary 2.4%				1,574,527
Hotels, restaurants and leisure 0.5%
Starbucks Corp.	3.500	03-01-28	275,000	299,880
Multiline retail 0.4%
Target Corp.	2.650	09-15-30	275,000	299,051
Specialty retail 1.1%
Lowe's Companies, Inc.	3.100	05-03-27	265,000	288,651
The Home Depot, Inc.	2.950	06-15-29	200,000	222,097
The Home Depot, Inc.	3.350	09-15-25	200,000	224,300
Textiles, apparel and luxury goods 0.4%
NIKE, Inc.	2.750	03-27-27	220,000	240,548
Consumer staples 4.3%				2,780,784
Beverages 1.9%
Anheuser-Busch Companies LLC	3.650	02-01-26	325,000	360,100
Diageo Capital PLC	4.828	07-15-20	235,000	236,229
PepsiCo, Inc.	2.750	03-05-22	255,000	266,449
PepsiCo, Inc.	2.750	03-19-30	305,000	337,007
Food products 0.6%
General Mills, Inc.	3.150	12-15-21	375,000	385,921
Household products 0.7%
Kimberly-Clark Corp.	3.200	04-25-29	200,000	227,777
The Clorox Company	3.900	05-15-28	200,000	226,754
Personal products 1.1%
The Estee Lauder Companies, Inc.	3.150	03-15-27	350,000	381,209
Unilever Capital Corp.	4.250	02-10-21	350,000	359,338
Energy 2.7%				1,740,502
Energy equipment and services 0.4%
Schlumberger Investment SA	3.650	12-01-23	250,000	264,689
Oil, gas and consumable fuels 2.3%
Enbridge, Inc.	4.000	10-01-23	270,000	290,886
12	JOHN HANCOCK ESG CORE BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Equinor ASA	2.650	01-15-24	350,000	$369,050
Shell International Finance BV	3.250	05-11-25	300,000	332,514
Total Capital International SA	3.455	02-19-29	200,000	222,729
Total Capital SA	4.450	06-24-20	260,000	260,634
Financials 15.2%				9,825,293
Banks 9.2%
African Development Bank	0.750	04-03-23	300,000	303,169
Bank of America Corp.	3.248	10-21-27	175,000	191,309
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%)	3.419	12-20-28	200,000	217,606
Bank of America Corp.	4.000	04-01-24	145,000	160,452
Bank of Montreal	2.050	11-01-22	150,000	154,543
BNP Paribas SA	3.250	03-03-23	430,000	461,589
Citigroup, Inc.	3.200	10-21-26	500,000	535,007
HSBC Holdings PLC	2.650	01-05-22	375,000	384,110
International Bank for Reconstruction & Development	0.625	04-22-25	320,000	320,176
JPMorgan Chase & Co.	3.300	04-01-26	695,000	761,497
KeyBank NA	3.300	02-01-22	250,000	259,701
KeyCorp	2.550	10-01-29	201,000	198,574
Royal Bank of Canada	1.950	01-17-23	255,000	262,882
Royal Bank of Canada	3.200	04-30-21	150,000	153,722
The PNC Financial Services Group, Inc.	3.500	01-23-24	495,000	538,703
The Toronto-Dominion Bank	1.800	07-13-21	405,000	410,853
US Bancorp	2.375	07-22-26	300,000	320,486
Westpac Banking Corp.	2.000	08-19-21	300,000	305,625
Capital markets 4.0%
John Deere Capital Corp.	2.250	09-14-26	285,000	301,400
Morgan Stanley	3.700	10-23-24	275,000	301,750
Morgan Stanley	4.000	07-23-25	200,000	223,594
State Street Corp. (2.354% to 11-1-24, then SOFR + 0.940%)	2.354	11-01-25	250,000	263,451
State Street Corp.	2.550	08-18-20	250,000	251,136
The Bank of New York Mellon Corp.	2.950	01-29-23	125,000	132,289
The Bank of New York Mellon Corp.	3.550	09-23-21	265,000	275,619
The Bank of Nova Scotia	1.950	02-01-23	245,000	251,013
The Goldman Sachs Group, Inc.	3.500	11-16-26	565,000	609,156
Consumer finance 0.5%
American Express Company	2.750	05-20-22	305,000	316,646
Insurance 1.5%
Chubb INA Holdings, Inc.	2.875	11-03-22	250,000	262,433
Lincoln National Corp.	3.050	01-15-30	105,000	104,975
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Marsh & McLennan Companies, Inc.	2.750	01-30-22	280,000	$289,428
Prudential Financial, Inc.	1.500	03-10-26	110,000	110,914
Prudential Financial, Inc.	3.500	05-15-24	175,000	191,485
Health care 6.7%				4,313,710
Biotechnology 2.1%
AbbVie, Inc.	3.600	05-14-25	295,000	325,469
Amgen, Inc.	2.200	02-21-27	310,000	323,132
Amgen, Inc.	2.650	05-11-22	100,000	103,744
GlaxoSmithKline Capital PLC	2.875	06-01-22	250,000	261,282
Novartis Capital Corp.	3.000	11-20-25	275,000	305,133
Health care equipment and supplies 0.7%
Abbott Laboratories	2.950	03-15-25	291,000	320,601
Medtronic, Inc.	3.150	03-15-22	148,000	155,199
Health care providers and services 2.3%
Anthem, Inc.	3.650	12-01-27	330,000	373,383
CVS Health Corp.	3.875	07-20-25	365,000	405,810
UnitedHealth Group, Inc.	3.350	07-15-22	250,000	264,370
UnitedHealth Group, Inc.	3.750	07-15-25	200,000	228,624
UnitedHealth Group, Inc.	3.875	12-15-28	200,000	238,724
Life sciences tools and services 0.3%
Thermo Fisher Scientific, Inc.	4.497	03-25-30	130,000	158,841
Pharmaceuticals 1.3%
Merck & Company, Inc.	3.400	03-07-29	435,000	500,387
Sanofi	4.000	03-29-21	200,000	205,987
Zoetis, Inc.	3.250	02-01-23	137,000	143,024
Industrials 3.0%				1,916,689
Aerospace and defense 0.8%
Lockheed Martin Corp.	3.550	01-15-26	250,000	285,482
Northrop Grumman Corp.	2.930	01-15-25	200,000	216,749
Air freight and logistics 0.2%
United Parcel Service, Inc.	3.050	11-15-27	115,000	128,886
Commercial services and supplies 0.4%
Waste Management, Inc.	2.400	05-15-23	225,000	237,125
Industrial conglomerates 0.3%
3M Company	3.250	02-14-24	180,000	195,630
Machinery 0.7%
Caterpillar, Inc.	3.400	05-15-24	300,000	329,396
Deere & Company	2.600	06-08-22	130,000	134,849
Road and rail 0.6%
CSX Corp.	3.700	11-01-23	150,000	162,071
14	JOHN HANCOCK ESG CORE BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Road and rail (continued)
Union Pacific Corp.	2.750	03-01-26	210,000	$226,501
Information technology 3.5%				2,262,960
Communications equipment 0.4%
Cisco Systems, Inc.	1.850	09-20-21	280,000	285,141
IT services 0.3%
Mastercard, Inc.	3.350	03-26-30	165,000	190,990
Semiconductors and semiconductor equipment 1.0%
Intel Corp.	2.450	11-15-29	240,000	257,187
Intel Corp.	3.300	10-01-21	205,000	213,348
Texas Instruments, Inc.	2.250	09-04-29	145,000	153,954
Software 1.0%
Microsoft Corp.	2.700	02-12-25	300,000	328,193
Oracle Corp.	2.400	09-15-23	210,000	221,682
Oracle Corp.	2.500	05-15-22	120,000	124,196
Technology hardware, storage and peripherals 0.8%
Apple, Inc.	2.850	02-23-23	460,000	488,269
Materials 1.3%				833,004
Chemicals 1.1%
Air Products and Chemicals, Inc.	1.850	05-15-27	185,000	190,934
Eastman Chemical Company	3.600	08-15-22	240,000	249,063
Ecolab, Inc.	3.250	01-14-23	255,000	268,783
Containers and packaging 0.2%
WRKCo, Inc.	3.750	03-15-25	115,000	124,224
Real estate 1.5%				946,379
Equity real estate investment trusts 1.5%
Alexandria Real Estate Equities, Inc.	4.900	12-15-30	120,000	145,638
AvalonBay Communities, Inc.	2.950	09-15-22	350,000	357,840
Boston Properties LP	3.800	02-01-24	200,000	213,227
Simon Property Group LP	3.375	10-01-24	225,000	229,674
Utilities 2.6%				1,686,727
Electric utilities 2.2%
DTE Electric Company	2.250	03-01-30	150,000	155,075
Florida Power & Light Company	2.850	04-01-25	120,000	130,542
MidAmerican Energy Company	3.100	05-01-27	275,000	300,573
NSTAR Electric Company	2.375	10-15-22	380,000	393,085
NSTAR Electric Company	3.200	05-15-27	125,000	138,952
Xcel Energy, Inc.	4.000	06-15-28	250,000	287,819
Independent power and renewable electricity producers 0.4%

NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	250,000	280,681
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value

Municipal bonds 11.4%				$7,406,351
(Cost $7,117,507)
City of Avondale (Arizona)	2.240	07-01-20	250,000	250,250
City of New York	2.260	03-01-22	385,000	393,532
City of San Francisco Public Utilities Commission Water Revenue (California)	2.806	11-01-23	450,000	478,674
City of Winston-Salem Water & Sewer System Revenue (North Carolina)	1.570	06-01-28	115,000	108,599
Gateway School District Alleghany County (Pennsylvania)	1.887	07-15-22	325,000	327,854
Jackson State University Educational Building Corp. (Mississippi)	2.720	03-01-23	295,000	306,107
Kent City School District (Ohio)	5.000	12-01-20	200,000	203,574
Kent Hospital Finance Authority (Michigan)	2.821	07-15-29	310,000	321,402
Louisiana Public Facilities Authority	2.193	12-15-20	400,000	400,612
Massachusetts Water Resources Authority	2.223	08-01-27	500,000	521,245
Montgomery County Economic Development Authority (Maryland)	2.202	06-01-24	195,000	200,932
Montgomery County Economic Development Authority (Maryland)	2.342	06-01-25	95,000	98,547
New Mexico Finance Authority	2.135	06-15-20	300,000	300,114
New Mexico Finance Authority	2.287	06-15-21	195,000	197,065
New York City Housing Development Corp.	2.416	05-01-24	325,000	334,246
New York City Transitional Finance Authority Future Tax Secured Revenue	2.150	05-01-25	350,000	359,639
Passaic Valley Water Commission (New Jersey)	2.739	12-15-25	475,000	496,584
Santa Rosa Regional Resources Authority (California)	2.900	08-01-25	200,000	210,532
Tennessee State School Bond Authority	2.054	11-01-21	460,000	465,939
Texas A&M University	3.231	05-15-27	350,000	390,933
Texas Public Finance Authority	4.000	02-01-23	215,000	228,659
Texas State University System	3.277	03-15-27	370,000	401,013

University of North Texas System	3.357	04-15-27	375,000	410,299
Collateralized mortgage obligations 3.4%				$2,161,845
(Cost $2,090,736)
U.S. Government Agency 3.4%				2,161,845
Federal Home Loan Mortgage Corp.
Series K028, Class A2	3.111	02-25-23	340,000	359,463
Series K036, Class A2 (A)	3.527	10-25-23	237,000	257,607
Series K724, Class A2 (A)	3.062	11-25-23	302,000	321,579
Series K725, Class A2	3.002	01-25-24	617,000	659,420
Federal National Mortgage Association
Series 2015-M4, Class AV2 (A)	2.509	07-25-22	249,790	254,769

Series 2017-M10, Class AV2 (A)	2.561	07-25-24	294,000	309,007
16	JOHN HANCOCK ESG CORE BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities 6.0%				$3,903,835
(Cost $3,805,626)
Asset backed securities 6.0%				3,903,835
American Express Credit Account Master Trust Series 2019-1, Class A	2.870	10-15-24	1,000,000	1,043,534
BA Credit Card Trust Series 2018-A3, Class A3	3.100	12-15-23	715,000	736,441
Chase Issuance Trust Series 2020-A1, Class A1	1.530	01-15-25	367,000	376,579
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1	2.490	01-20-23	755,000	764,957
Ford Credit Auto Owner Trust
Series 2018-B, Class A3	3.240	04-15-23	546,000	559,493
Series 2019-C, Class A3	1.870	03-15-24	174,000	177,357
Honda Auto Receivables Owner Trust Series 2019-4, Class A3	1.830	01-18-24	240,000	245,474

	Yield (%)	Shares	Value
Short-term investments 1.4%			$881,215
(Cost $881,215)
Short-term funds 1.4%			881,215
JPMorgan U.S. Government Money Market Fund, Institutional Class	0.1500(B)	881,215	881,215

Total investments (Cost $60,617,514) 99.5%	$64,321,349
Other assets and liabilities, net 0.5%	316,999
Total net assets 100.0%	$64,638,348

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(B)	The rate shown is the annualized seven-day yield as of 5-31-20.
At 5-31-20, the aggregate cost of investments for federal income tax purposes was $60,809,065. Net unrealized appreciation aggregated to $3,512,284, of which $3,522,173 related to gross unrealized appreciation and $9,889 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ESG CORE BOND FUND	17

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-20

Assets
Unaffiliated investments, at value (Cost $60,617,514)	$64,321,349
Cash	19,479
Interest receivable	343,592
Receivable for fund shares sold	97,124
Receivable from affiliates	1,571
Other assets	23,164
Total assets	64,806,279
Liabilities
Distributions payable	114,605
Payable for fund shares repurchased	8,041
Payable to affiliates
Accounting and legal services fees	4,207
Transfer agent fees	6,952
Trustees' fees	98
Other liabilities and accrued expenses	34,028
Total liabilities	167,931
Net assets	$64,638,348
Net assets consist of
Paid-in capital	$61,300,750
Total distributable earnings (loss)	3,337,598
Net assets	$64,638,348

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($5,642,775 ÷ 530,041 shares)[1]	$10.65
Class I ($58,064,898 ÷ 5,454,980 shares)	$10.64
Class R6 ($930,675 ÷ 87,415 shares)	$10.65
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$11.09

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
18	JOHN HANCOCK ESG Core Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended  5-31-20

Investment income
Interest	$1,654,691
Expenses
Investment management fees	282,087
Distribution and service fees	13,259
Accounting and legal services fees	10,649
Transfer agent fees	76,424
Trustees' fees	1,213
Custodian fees	37,974
State registration fees	57,078
Printing and postage	31,257
Professional fees	56,631
Other	11,930
Total expenses	578,502
Less expense reductions	(175,387)
Net expenses	403,115
Net investment income	1,251,576
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	560,259
560,259
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	2,664,528
2,664,528
Net realized and unrealized gain	3,224,787
Increase in net assets from operations	$4,476,363
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ESG Core Bond Fund	19

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-20	Year ended 5-31-19
Increase (decrease) in net assets
From operations
Net investment income	$1,251,576	$1,145,707
Net realized gain (loss)	560,259	(339,119)
Change in net unrealized appreciation (depreciation)	2,664,528	2,178,299
Increase in net assets resulting from operations	4,476,363	2,984,887
Distributions to shareholders
From earnings
Class A	(106,744)	(99,708)
Class I	(1,261,117)	(1,129,856)
Class R6	(38,814)	(35,790)
Total distributions	(1,406,675)	(1,265,354)
From fund share transactions	(8,100)	5,249,313
Total increase	3,061,588	6,968,846
Net assets
Beginning of year	61,576,760	54,607,914
End of year	$64,638,348	$61,576,760
20	JOHN HANCOCK ESG Core Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	5-31-20	5-31-19	5-31-18	5-31-17 [1]
Per share operating performance
Net asset value, beginning of period	$10.14	$9.85	$10.16	$10.00
Net investment income[2]	0.18	0.18	0.14	0.06
Net realized and unrealized gain (loss) on investments	0.54	0.31	(0.27)	0.17
Total from investment operations	0.72	0.49	(0.13)	0.23
Less distributions
From net investment income	(0.21)	(0.20)	(0.17)	(0.07)
From net realized gain	—	—	(0.01)	—
Total distributions	(0.21)	(0.20)	(0.18)	(0.07)
Net asset value, end of period	$10.65	$10.14	$9.85	$10.16
Total return (%)[3,4]	7.16	5.04	(1.31)	2.35 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$5	$5	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15	1.12	1.39	2.02 [6]
Expenses including reductions	0.87	0.86	0.86	0.87 [6]
Net investment income	1.76	1.81	1.40	1.31 [6]
Portfolio turnover (%)	34	37	83	61

[1]	Period from 12-14-16 (commencement of operations) to 5-31-17.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ESG Core Bond Fund	21

CLASS I SHARES Period ended	5-31-20	5-31-19	5-31-18	5-31-17 [1]
Per share operating performance
Net asset value, beginning of period	$10.14	$9.85	$10.16	$10.00
Net investment income[2]	0.21	0.20	0.16	0.07
Net realized and unrealized gain (loss) on investments	0.52	0.31	(0.27)	0.18
Total from investment operations	0.73	0.51	(0.11)	0.25
Less distributions
From net investment income	(0.23)	(0.22)	(0.19)	(0.09)
From net realized gain	—	—	(0.01)	—
Total distributions	(0.23)	(0.22)	(0.20)	(0.09)
Net asset value, end of period	$10.64	$10.14	$9.85	$10.16
Total return (%)[3]	7.32	5.29	(1.06)	2.47 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$58	$55	$48	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90	0.89	1.14	1.76 [5]
Expenses including reductions	0.62	0.63	0.61	0.61 [5]
Net investment income	2.01	2.05	1.65	1.58 [5]
Portfolio turnover (%)	34	37	83	61

[1]	Period from 12-14-16 (commencement of operations) to 5-31-17.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
22	JOHN HANCOCK ESG Core Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	5-31-20	5-31-19	5-31-18	5-31-17 [1]
Per share operating performance
Net asset value, beginning of period	$10.14	$9.85	$10.16	$10.00
Net investment income[2]	0.22	0.21	0.18	0.08
Net realized and unrealized gain (loss) on investments	0.54	0.31	(0.28)	0.17
Total from investment operations	0.76	0.52	(0.10)	0.25
Less distributions
From net investment income	(0.25)	(0.23)	(0.20)	(0.09)
From net realized gain	—	—	(0.01)	—
Total distributions	(0.25)	(0.23)	(0.21)	(0.09)
Net asset value, end of period	$10.65	$10.14	$9.85	$10.16
Total return (%)[3]	7.54	5.41	(0.96)	2.52 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$2	$1	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79	0.77	1.05	1.67 [5]
Expenses including reductions	0.51	0.51	0.51	0.52 [5]
Net investment income	2.13	2.16	1.75	1.67 [5]
Portfolio turnover (%)	34	37	83	61

[1]	Period from 12-14-16 (commencement of operations) to 5-31-17.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK ESG Core Bond Fund	23

Notes to financial statements
Note 1—Organization
John Hancock ESG Core Bond Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return consisting of income and capital appreciation consistent with preservation of capital and maintenance of liquidity.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or
24	JOHN HANCOCK ESG Core Bond Fund | ANNUAL REPORT

methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of May 31, 2020, by major security category or type:
	Total value at 5-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$20,247,488	—	$20,247,488	—
Corporate bonds	29,720,615	—	29,720,615	—
Municipal bonds	7,406,351	—	7,406,351	—
Collateralized mortgage obligations	2,161,845	—	2,161,845	—
Asset backed securities	3,903,835	—	3,903,835	—
Short-term investments	881,215	$881,215	—	—
Total investments in securities	$64,321,349	$881,215	$63,440,134	—
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund's income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund's cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
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Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2020, the fund had no borrowings under the line of credit. Commitment fees for the year ended May 31, 2020 were $2,518.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Change in accounting principle. Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, shortens the premium amortization period for purchased non contingently callable debt securities and is effective for public companies with fiscal years beginning after December 15, 2018. Adoption of the ASU did not have a material impact to the fund.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2020, the fund has a short-term capital loss carryforward of $175,958 and a long-term capital loss carryforward of $15,727 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended May 31, 2020 and 2019 was as follows:
	May 31, 2020	May 31, 2019
Ordinary income	$1,406,675	$1,265,354
26	JOHN HANCOCK ESG Core Bond Fund | ANNUAL REPORT

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2020, the components of distributable earnings on a tax basis consisted of $131,603 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to distributions payable and amortization and accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation. Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.450% of the first $250 million of the fund’s average daily net assets, and (b) 0.400% of the fund’s average daily net assets in excess of $250 million. If net assets exceed $250 million, then the advisory fee to be paid is 0.400% on all asset levels of average daily net assets. The Advisor has a subadvisory agreement with Breckinridge Capital Advisors, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.50% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expires on September 30, 2021, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
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For the year ended May 31, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$14,871
Class I	155,923
Class	Expense reduction
Class R6	$4,593
Total	$175,387

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2020, were equivalent to a net annual effective rate of 0.17% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended May 31, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $7,774 for the year ended May 31, 2020. Of this amount, $1,081 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $6,693 was paid as sales commissions to broker-dealers.
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2020, there were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
28	JOHN HANCOCK ESG Core Bond Fund | ANNUAL REPORT

Class level expenses. Class level expenses for the year ended May 31, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$13,259	$6,626
Class I	—	69,582
Class R6	—	216
Total	$13,259	$76,424
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the years ended May 31, 2020 and 2019 were as follows:
	Year Ended 5-31-20		Year Ended 5-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	49,821	$517,107	44,916	$444,701
Distributions reinvested	1,255	13,024	970	9,613
Repurchased	(28,755)	(299,247)	(28,656)	(284,502)
Net increase	22,321	$230,884	17,230	$169,812
Class I shares
Sold	507,996	$5,277,580	534,091	$5,311,365
Distributions reinvested	21,155	219,133	13,759	136,554
Repurchased	(487,988)	(5,030,251)	(38,028)	(375,606)
Net increase	41,163	$466,462	509,822	$5,072,313
Class R6 shares
Sold	95,587	$996,177	911	$8,998
Distributions reinvested	502	5,279	62	609
Repurchased	(161,589)	(1,706,902)	(242)	(2,419)
Net increase (decrease)	(65,500)	$(705,446)	731	$7,188
Total net increase (decrease)	(2,016)	$(8,100)	527,783	$5,249,313
Affiliates of the fund owned 85% and 81% of shares of Class A and Class I, respectively, on May 31, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $14,485,707 and $8,504,485, respectively, for the year ended May 31, 2020. Purchases and sales of U.S. Treasury obligations aggregated $6,408,613 and $12,669,129, respectively, for the year ended May 31, 2020.
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Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR after 2021. This event will likely cause LIBOR to cease to be published. Before then, it is expected that market participants will transition to the use of different reference or benchmark rates. However, although regulators have suggested alternative rates, there is currently no definitive information regarding the future utilization of LIBOR or of any replacement rate.
It is uncertain what impact the discontinuation of LIBOR will have on the use of LIBOR as a reference rate for securities in which the fund invests. It is expected that market participants will amend financial instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. In addition, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. As market participants transition away from LIBOR, LIBOR's usefulness may deteriorate, which could occur prior to the end of 2021. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR's deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
Note 9—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
30	JOHN HANCOCK ESG Core Bond Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Bond Trust and Shareholders of John Hancock ESG Core Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock ESG Core Bond Fund (one of the funds constituting John Hancock Bond Trust, referred to hereafter as the “Fund”) as of May 31, 2020, the related statement of operations for the year ended May 31, 2020, the statements of changes in net assets for each of the two years in the period ended May 31, 2020, including the related notes, and the financial highlights for each of the three years in the period ended May 31, 2020 and for the period December 14, 2016 (commencement of operations) through May 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2020 and the financial highlights for each of the three years in the period ended May 31, 2020 and for the period December 14, 2016 (commencement of operations) through May 31, 2017 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2020 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 13, 2020
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
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Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2020.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2020 Form 1099-DIV in early 2021. This will reflect the tax character of all distributions paid in calendar year 2020.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
32	JOHN HANCOCK ESG CORE BOND FUND | ANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program

This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock ESG Core Bond Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Breckinridge Capital Advisors, Inc. (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.

The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Committee also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Committee may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues.

The Committee provided the Board at a meeting held on March 15-17, 2020 with a written report which addressed the Committee's assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period December 1, 2018 through December 31, 2019, included an assessment of important aspects of the LRMP including, but not limited to:

•	Operation of the Fund's Redemption-In-Kind Procedures;
•	Highly Liquid Investment Minimum (HLIM) determination;
•	Compliance with the 15% limit on illiquid investments;
•	Reasonably Anticipated Trade Size (RATS) determination;
•	Security-level liquidity classifications; and
•	Liquidity risk assessment.

The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee's actions to address such matters.

Redemption-In-Kind Procedures

Rule 22e-4 requires any fund that engages in or reserves the right to engage in in-kind redemptions to adopt and implement written policies and procedures regarding in-kind redemptions as part of the management of its liquidity risk. These procedures address the process for redeeming in kind, as well as the circumstances under which the Fund would consider redeeming in kind. Anticipated large redemption activity will be evaluated to identify situations where redeeming in securities instead of cash may be appropriate.

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As part of its annual assessment of the LRMP, the Committee reviewed the implementation and operation of the Redemption-In-Kind Procedures and determined they are operating in a manner that such procedures are adequate and effective to manage in-kind redemptions on behalf of the Fund as part of the LRMP.

Highly Liquid Investment Minimum determination

The Committee uses an HLIM model to determine a Fund's HLIM. This process incorporates the Fund's investment strategy, historical redemptions, liquidity classification rollup percentages and cash balances, redemption policy, access to funding sources, distribution channels and client concentrations. If the Fund falls below its established HLIM for a period greater than 7 consecutive calendar days, the Committee prepares a report to the Board within one business day following the seventh consecutive calendar day with an explanation of how the Fund plans to restore its HLIM within a reasonable period of time.

Based on the HLIM model, the Committee has determined that the Fund qualifies as a Primarily Highly Liquid Fund (PHLF). It is therefore not required to establish a HLIM. The Fund is tested quarterly to confirm its PHLF status.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to HLIM and PHLF determinations, and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Compliance with the 15% limit on illiquid investments

Rule 22e-4 sets an aggregate illiquid investment limit of 15% for a fund. Funds are prohibited from acquiring an illiquid investment if this results in greater than 15% of its net assets being classified as illiquid. When applying this limit, the Committee defines "illiquid investment" to mean any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a 15% illiquid investment limit breach occurs for longer than 1 business day, the Fund is required to notify the Board and provide a plan on how to bring illiquid investments within the 15% threshold, and after 7 days confidentially notify the Securities and Exchange Commission (the SEC).

In February 2019, as a result of extended security markets closures in connection with the Chinese New Year in certain countries, the SEC released guidance, and the Committee approved and adopted an Extended Market Holiday Policy to plan for and monitor known Extended Market Holidays (defined as all expected market holiday closures spanning four or more calendar days).

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to the 15% illiquid investment limit and determined such policies and procedures are operating in a manner that is adequate and effective as part of the LMRP.

Reasonably Anticipated Trade Size determination

In order to assess the liquidity risk of a Fund, the Committee considers the impact on the Fund that redemptions of a RATS would have under both normal and reasonably foreseeable stressed conditions. Modelling the Fund's RATS requires quantifying cash flow volatility and analyzing distribution channel concentration and redemption risk. The model is designed to estimate the amount of assets that the Fund could reasonably anticipate trading on a given day, during both normal and reasonably foreseeable stressed conditions, to satisfy redemption requests.

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As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to RATS determinations and determined that such policies and procedures are operating in a manner that is adequate and effective at making RATS determinations as part of the LRMP.

Security-level liquidity classifications

When classifying the liquidity of portfolio securities, the Fund adheres to the liquidity classification procedures established by the Advisor. In assigning a liquidity classification to Fund portfolio holdings, the following key inputs, among others, are considered: the Fund's RATS, feedback from the applicable Subadvisor on market-, trading- and investment-specific considerations, an assessment of current market conditions and fund portfolio holdings, and a value impact standard. The Subadvisor also provides position-level data to the Committee for use in monthly classification reconciliation in order to identify any classifications that may need to be changed as a result of the above considerations.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to security-level liquidity classifications and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Liquidity risk assessment

The Committee periodically reviews and assesses, the Fund's liquidity risk, including its investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions (including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives), cash flow analysis during both normal and reasonably foreseeable stressed conditions, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.

As part of its annual assessment of the LRMP, the Committee reviewed Fund-Level Liquidity Risk Assessment Reports for each of the Funds and determined that the investment strategy for each Fund continues to be appropriate for an open-ended structure.

Adequacy and Effectiveness

Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

ANNUAL REPORT   |   JOHN HANCOCK ESG CORE BOND FUND       35

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	195
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2012	195
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	195
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2012	195
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	1986	195
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2012	195
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK ESG CORE BOND FUND       36

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2008	195
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Massachusetts Women's Forum (since 2018); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates,[2] Born: 1946	2012	195
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	1994	195
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A. Russo, Born: 1949	2009	195
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK ESG CORE BOND FUND       37

Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	195
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison, Born: 1963	2018	195
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary's General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

ANNUAL REPORT   |   JOHN HANCOCK ESG CORE BOND FUND       38

Principal officers who are not Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK ESG CORE BOND FUND       39

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Breckinridge Capital Advisors, Inc.

Portfolio Managers

Matthew C. Buscone
Sara Chanda
Khurram Gillani
Jeffrey M. Glenn, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. PO Box 219909 Kansas City, MO 64121-9909	Express mail: John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407

ANNUAL REPORT   |   JOHN HANCOCK ESG CORE BOND FUND       40

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock ESG Core Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1210530	468A 5/20 7/2020

John Hancock

Short Duration Bond Fund

Annual report 5/31/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Global financial markets delivered strong returns during first half of the 12-month period ended May 31, 2020; however, heightened fears over the coronavirus (COVID-19) sent markets tumbling during the latter half of February and early March. Investors reacted by exiting higher-risk assets and moving into cash, leading to a liquidity crunch in the fixed-income markets.

In response to the sell-off, the U.S. Federal Reserve acted quickly, lowering interest rates to near zero and reinstating quantitative easing, as well as announcing its plans to shore up short-term debt. These steps, along with the passage of a $2 trillion federal economic stimulus bill, helped lift the markets during the last two months of the period, while credit spreads rebounded off their highs as liquidity concerns eased.

The continued spread of COVID-19, trade disputes, rising unemployment, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it's sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Short Duration Bond Fund

2	Your fund at a glance
5	Manager's discussion of fund performance
7	A look at performance
9	Your expenses
11	Fund's investments
24	Financial statements
27	Financial highlights
32	Notes to financial statements
40	Report of independent registered public accounting firm
41	Tax information
42	Statement regarding liquidity risk management
45	Trustees and Officers
49	More information

ANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION BOND FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income consistent with prudent investment risk.

AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/2020 (%)

The Bloomberg Barclays U.S. Aggregate 1-3 Year Index is an unmanaged index that tracks publicly issued medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international U.S. dollar-denominated bonds that have maturities of between one and three years.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION BOND FUND       2

PERFORMANCE HIGHLIGHTS OVER THE PERIOD

Positive returns for the fixed-income markets

A backdrop of slowing growth, accommodative U.S. Federal Reserve policy, and strong demand for higher-quality assets fueled a rally in bonds.

The fund posted a gain, but it underperformed its benchmark

In the time from its inception through May 31, 2020, the fund didn't keep pace with the Bloomberg Barclays U.S. Aggregate 1-3 Year Index.

Security selection was the primary cause of the shortfall

The fund's holdings in asset-backed securities and corporate bonds underperformed the corresponding benchmark components.

PORTFOLIO COMPOSITION AS OF 5/31/2020 (%)

ANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION BOND FUND       3

QUALITY COMPOSITION AS OF 5/31/2020 (%)

U.S. Government	9.1
U.S. Government Agency	6.1
Collateralized mortgage obligations – U.S. Government Agency	2.2
AAA	19.4
AA	6.3
A	12.5
BBB	22.6
BB	7.2
B	7.6
CCC and below	2.0
Not rated	1.7
Short-term investments and other	3.3

As a percentage of net assets.

Ratings are from Moody's Investors Service, Inc. If not available, we have used Standard & Poor's Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. "Not Rated" securities are those with no ratings available from these agencies. All ratings are as of 5-31-20 and do not reflect subsequent downgrades or upgrades, if any.

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the fund's performance, resulting in losses to your investment. For more information, please refer to the "Principal risks" section of the prospectus.

ANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION BOND FUND       4

Manager's discussion of fund performance

How would you describe the investment backdrop during the fund's abbreviated reporting period ended May 31, 2020?

The bond market performed very well in this interval, with the majority of the gain occurring in the latter part of the period. From July 2019 through mid-February 2020, bonds delivered steady but modest returns thanks largely to the U.S. Federal Reserve's (Fed's) shift to a more accommodative monetary policy. This backdrop changed considerably in mid-February, when the emergence of COVID-19 sparked a sell-off in higher-risk assets—and a corresponding rally in those seen as having a greater degree of safety—that lasted from mid-February until late March. Short-term bonds, which tend to be highly sensitive to Fed policy, performed particularly well in this time due to the Fed's decision to cut interest rates to near zero. Higher-risk market segments subsequently recovered much of the lost ground in April and May, while short duration issues retained their prior gains on expectations that the Fed would maintain its zero-rate policy indefinitely.

What elements of the fund's positioning helped and hurt results?

The fund seeks to provide income by investing in U.S. government issues, agency notes, and corporate bonds, while striving to minimize interest-rate risk through a focus on short duration securities. This approach helped the fund produce a positive total return for the period. Nevertheless, the fund finished behind its benchmark. Asset allocation, especially an overweight in high-yield bonds, played a negative role in relative performance. While we believe an allocation to high yield can help augment the fund's income over time, lower-quality issues underperformed the investment-grade market by a wide margin in the sell-off. Security selection,

COUNTRY COMPOSITION AS OF 5/31/2020 (%)

United States	87.0
United Kingdom	4.3
Cayman Islands	3.7
Switzerland	1.4
Other countries	3.6
TOTAL	100.0
As a percentage of net assets.

ANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION BOND FUND       5

particularly in asset-backed securities and corporates, further detracted. On the positive side, an overweight in investment-grade corporates was a large contributor.

What were some key aspects of your portfolio activity?

Believing valuations in the credit sectors had become rich, we steadily reduced risk in the portfolio in the second half of 2019 and early 2020. We decreased the fund's allocations to investment-grade and high-yield corporate bonds in this time, and we increased its weighting in agency mortgage-backed securities (MBS). We refrained from making any major changes during the peak of the COVID-19 crisis, but we later raised the fund's weighting in higher-rated corporates as valuations became compelling. We funded this move by reducing the portfolio's position in agency MBS.

At the close of the period, we saw corporates as the most attractive area of the market based on our cautiously optimistic view on the economic outlook. With that said, we also viewed a cautious approach as appropriate given the unprecedented nature of recent events. We therefore remained focused on using bottom-up security selection and robust fundamental analysis to identify stable, high-quality issuers in the best position to withstand a challenging environment. At the same time, we sought to avoid those where yields didn't provide adequate compensation for the underlying risks.

MANAGED BY

Howard C. Greene, CFA, Manulife IM (US)
Jeffrey N. Given, CFA, Manulife IM (US)

The views expressed in this report are exclusively those of Howard C. Greene, CFA, and Jeffrey N. Given, CFA, Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION BOND FUND       6

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  MAY 31, 2020

	Cumulative total returns (%) with maximum sales charge	SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	Since inception[2]	as of 5-31-20	as of 5-31-20
Class A	-0.72	2.21	1.98
Class C	-0.09	1.53	1.30
Class I3	1.75	2.51	2.29
Class R6[3]	1.88	2.62	2.41
Class NAV[3]	1.88	2.62	2.42
Index†	3.92	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 2.25% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6 and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report.Net expenses reflect contractual expense limitations in effect until September 30, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	0.77	1.52	0.52	0.41	0.40
Net (%)	0.65	1.40	0.40	0.29	0.29

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bloomberg Barclays U.S. Aggregate 1-3 Year Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION BOND FUND       7

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Short Duration Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays U.S. Aggregate 1-3 Year Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C	7-16-19	9,991	10,090	10,392
Class I3	7-16-19	10,175	10,175	10,392
Class R6[3]	7-16-19	10,188	10,188	10,392
Class NAV[3]	7-16-19	10,188	10,188	10,392

The Bloomberg Barclays U.S. Aggregate 1-3 Year Index is an unmanaged index that tracks publicly issued medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international U.S. dollar-denominated bonds that have maturities of between one and three years.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	From 7-16-19.
3	For certain type of investors, as described in the fund's prospectuses.
ANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION BOND FUND       8

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2019, with the same investment held until May 31, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on December 1, 2019, with the same investment held until May 31, 2020. Look in any other fund shareholder report to
ANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	9

find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
		Account value on 12-1-2019	Ending value on 5-31-2020	Expenses paid during period ended 5-31-2020[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,007.10	$3.26	0.65%
	Hypothetical example	1,000.00	1,021.80	3.29	0.65%
Class C	Actual expenses/actual returns	1,000.00	1,002.30	7.01	1.40%
	Hypothetical example	1,000.00	1,018.00	7.06	1.40%
Class I	Actual expenses/actual returns	1,000.00	1,007.30	2.01	0.40%
	Hypothetical example	1,000.00	1,023.00	2.02	0.40%
Class R6	Actual expenses/actual returns	1,000.00	1,007.90	1.46	0.29%
	Hypothetical example	1,000.00	1,023.60	1.47	0.29%
Class NAV	Actual expenses/actual returns	1,000.00	1,007.80	1.46	0.29%
	Hypothetical example	1,000.00	1,023.60	1.47	0.29%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
10	JOHN HANCOCK SHORT DURATION BOND FUND | ANNUAL REPORT

Fund’ s investments
AS OF 5-31-20
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 15.2%				$24,759,802
(Cost $24,016,417)
U.S. Government 9.1%				14,792,235
U.S. Treasury
Note	1.500	01-15-23	12,800,000	13,241,500
Note	1.500	11-30-24	1,470,000	1,550,735
U.S. Government Agency 6.1%				9,967,567
Federal Home Loan Mortgage Corp. 30 Yr Pass Thru (12 month LIBOR + 1.613%) (A)	3.920	11-01-44	395,801	407,178
Federal National Mortgage Association
15 Yr Pass Thru	3.500	04-01-31	798,693	853,582
15 Yr Pass Thru	3.500	06-01-31	912,517	978,649
15 Yr Pass Thru	3.500	04-01-33	1,475,033	1,563,033
15 Yr Pass Thru	3.500	06-01-34	939,638	1,004,799
15 Yr Pass Thru	3.500	08-01-34	824,046	869,861
30 Yr Pass Thru (12 month LIBOR + 1.569%) (A)	2.758	04-01-47	160,025	165,032
30 Yr Pass Thru (12 month LIBOR + 1.613%) (A)	3.633	03-01-43	490,750	506,583
Government National Mortgage Association
30 Yr Pass Thru (1 Year CMT + 1.500%) (A)	2.000	12-20-47	780,206	795,419
30 Yr Pass Thru (1 Year CMT + 1.500%) (A)	2.500	03-20-48	445,242	455,950
30 Yr Pass Thru (1 Year CMT + 1.500%) (A)	3.000	08-20-46	1,028,412	1,052,703

30 Yr Pass Thru (1 Year CMT + 1.500%) (A)	3.000	09-20-46	1,284,427	1,314,778
Corporate bonds 43.1%				$70,371,741
(Cost $71,544,051)
Communication services 4.0%				6,466,953
Diversified telecommunication services 1.5%
Cincinnati Bell, Inc. (B)	7.000	07-15-24	162,000	166,860
Cogent Communications Group, Inc. (B)	5.375	03-01-22	400,000	410,880
Liquid Telecommunications Financing PLC (B)	8.500	07-13-22	400,000	360,610
Radiate Holdco LLC (B)	6.875	02-15-23	400,000	406,916
Telecom Argentina SA (B)	6.500	06-15-21	400,000	349,600
Verizon Communications, Inc.	2.946	03-15-22	750,000	783,099
Entertainment 0.3%
Lions Gate Capital Holdings LLC (B)	6.375	02-01-24	400,000	403,508
Media 1.9%
CCO Holdings LLC (B)	4.000	03-01-23	400,000	403,008
CSC Holdings LLC	6.750	11-15-21	400,000	421,412
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	11

Fund’ s investments
	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
DISH DBS Corp.	6.750	06-01-21	400,000	$408,000
MDC Partners, Inc. (B)	6.500	05-01-24	400,000	312,000
Nielsen Finance LLC (B)	5.000	04-15-22	400,000	399,380
Sirius XM Radio, Inc. (B)	3.875	08-01-22	400,000	401,000
Townsquare Media, Inc. (B)	6.500	04-01-23	400,000	316,000
WMG Acquisition Corp. (B)	5.000	08-01-23	500,000	505,000
Wireless telecommunication services 0.3%
Sprint Corp.	7.250	09-15-21	400,000	419,680
Consumer discretionary 4.8%				7,904,148
Auto components 0.8%
Toyota Industries Corp. (B)	3.110	03-12-22	750,000	771,449
ZF North America Capital, Inc. (B)	4.500	04-29-22	500,000	493,600
Automobiles 2.4%
BMW US Capital LLC (B)	2.950	04-14-22	69,000	70,297
BMW US Capital LLC (B)	3.800	04-06-23	1,000,000	1,049,294
Daimler Finance North America LLC (B)	2.200	10-30-21	500,000	501,180
Ford Motor Credit Company LLC	3.219	01-09-22	500,000	481,250
Ford Motor Credit Company LLC	3.810	01-09-24	500,000	468,750
Hyundai Capital America (B)	2.375	02-10-23	1,000,000	987,203
Mclaren Finance PLC (B)	5.750	08-01-22	400,000	232,000
Volkswagen Group of America Finance LLC (B)	2.900	05-13-22	245,000	249,302
Hotels, restaurants and leisure 1.6%
International Game Technology PLC (B)	6.250	02-15-22	400,000	408,220
Jacobs Entertainment, Inc. (B)	7.875	02-01-24	400,000	304,000
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (B)	5.000	06-01-24	400,000	409,436
Starbucks Corp.	1.300	05-07-22	1,000,000	1,013,167
Wyndham Destinations, Inc.	3.900	03-01-23	500,000	465,000
Consumer staples 1.6%				2,617,483
Beverages 0.7%
Constellation Brands, Inc.	3.200	02-15-23	600,000	637,506
Keurig Dr. Pepper, Inc.	3.551	05-25-21	500,000	514,080
Food products 0.9%
Conagra Brands, Inc.	3.800	10-22-21	500,000	519,598
Grupo Bimbo SAB de CV (B)	3.875	06-27-24	500,000	524,299
Simmons Foods, Inc. (B)	7.750	01-15-24	400,000	422,000
Energy 3.6%				5,886,056
Energy equipment and services 0.5%
CSI Compressco LP	7.250	08-15-22	400,000	151,500
12	JOHN HANCOCK SHORT DURATION BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Energy equipment and services (continued)
Nabors Industries, Inc.	5.000	09-15-20	400,000	$390,112
Tervita Corp. (B)	7.625	12-01-21	400,000	309,000
Oil, gas and consumable fuels 3.1%
Aker BP ASA (B)	5.875	03-31-25	500,000	500,206
Buckeye Partners LP	4.150	07-01-23	400,000	394,688
Energen Corp.	4.625	09-01-21	400,000	402,381
MPLX LP (3 month LIBOR + 1.100%) (A)	2.099	09-09-22	500,000	472,103
MPLX LP (B)	3.500	12-01-22	500,000	504,003
Occidental Petroleum Corp.	2.600	08-13-21	500,000	481,500
Phillips 66	3.700	04-06-23	51,000	54,494
Sabine Pass Liquefaction LLC	5.625	02-01-21	500,000	509,945
Targa Resources Partners LP	4.250	11-15-23	400,000	391,076
The Williams Companies, Inc.	3.600	03-15-22	1,000,000	1,029,048
YPF SA (B)	8.500	03-23-21	400,000	296,000
Financials 13.1%				21,361,707
Banks 7.3%
Bank of America Corp. (2.369% to 7-21-20, then 3 month LIBOR + 0.660%)	2.369	07-21-21	750,000	750,940
Bank of America Corp.	2.503	10-21-22	500,000	511,590
Barclays PLC	3.684	01-10-23	1,000,000	1,034,942
Citigroup, Inc.	2.700	03-30-21	500,000	508,304
Citigroup, Inc.	2.750	04-25-22	500,000	515,774
Danske Bank A/S (B)	2.000	09-08-21	800,000	804,900
Discover Bank	3.200	08-09-21	500,000	505,080
Fifth Third Bancorp	1.625	05-05-23	67,000	68,221
HSBC Holdings PLC	2.650	01-05-22	500,000	512,146
HSBC Holdings PLC	2.950	05-25-21	500,000	511,102
Lloyds Banking Group PLC	3.000	01-11-22	500,000	514,849
PNC Bank NA	2.700	11-01-22	1,200,000	1,255,659
Regions Financial Corp.	2.750	08-14-22	500,000	511,743
Santander Holdings USA, Inc.	3.244	10-05-26	750,000	755,279
Synovus Bank GA (2.289% to 2-10-22, then SOFR + 0.945%)	2.289	02-10-23	1,000,000	987,913
The Royal Bank of Scotland Group PLC	3.875	09-12-23	600,000	635,337
The Royal Bank of Scotland Group PLC	6.125	12-15-22	500,000	539,751
Wells Fargo & Company	2.550	12-07-20	500,000	505,062
Wells Fargo & Company	4.125	08-15-23	500,000	538,947
Capital markets 2.7%
Atotech Alpha 2 BV (8.750% Cash or 9.500% PIK) (B)	8.750	06-01-23	400,000	400,000
Credit Suisse Group AG (B)	3.574	01-09-23	1,000,000	1,031,007
Morgan Stanley	3.125	01-23-23	600,000	633,410
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc.	2.625	04-25-21	570,000	$579,302
The Goldman Sachs Group, Inc. (2.876% to 10-31-21, then 3 month LIBOR + 0.821%)	2.876	10-31-22	400,000	408,689
UBS AG (B)	1.750	04-21-22	1,250,000	1,270,450
Consumer finance 1.0%
Capital One Financial Corp.	2.600	05-11-23	113,000	116,034
Capital One Financial Corp.	3.450	04-30-21	500,000	510,729
General Motors Financial Company, Inc.	3.200	07-06-21	500,000	500,158
Synchrony Financial	2.850	07-25-22	500,000	490,748
Diversified financial services 0.2%
Gogo Intermediate Holdings LLC (B)	9.875	05-01-24	400,000	370,916
Insurance 1.6%
AIG Global Funding (B)	2.300	07-01-22	500,000	515,246
Aon PLC	2.800	03-15-21	500,000	506,013
Liberty Mutual Group, Inc. (B)	4.250	06-15-23	500,000	534,932
New York Life Global Funding (B)	1.100	05-05-23	1,000,000	1,011,765
Thrifts and mortgage finance 0.3%
Nationwide Building Society (3.622% to 4-26-22, then 3 month LIBOR + 1.181%) (B)	3.622	04-26-23	500,000	514,769
Health care 2.7%				4,389,271
Biotechnology 0.3%
AbbVie, Inc. (B)	2.300	11-21-22	500,000	516,117
Health care providers and services 2.1%
Centene Corp.	4.750	05-15-22	500,000	506,275
CVS Health Corp.	4.100	03-25-25	1,015,000	1,134,359
DaVita, Inc.	5.000	05-01-25	500,000	513,125
Encompass Health Corp.	5.125	03-15-23	400,000	402,000
MEDNAX, Inc. (B)	5.250	12-01-23	400,000	392,000
Tenet Healthcare Corp.	8.125	04-01-22	400,000	418,000
Pharmaceuticals 0.3%
Bausch Health Companies, Inc. (B)	6.125	04-15-25	500,000	507,395
Industrials 4.4%				7,187,312
Aerospace and defense 0.3%
The Boeing Company	2.300	08-01-21	500,000	500,844
Airlines 0.7%
American Airlines 2013-2 Class A Pass Through Trust	4.950	01-15-23	420,388	327,902
British Airways 2013-1 Class A Pass Through Trust (B)	4.625	06-20-24	224,490	204,286
14	JOHN HANCOCK SHORT DURATION BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
Delta Air Lines, Inc.	3.625	03-15-22	500,000	$455,124
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	209,484	170,729
Building products 0.6%
Carrier Global Corp. (B)	1.923	02-15-23	1,000,000	1,010,441
Commercial services and supplies 0.5%
APX Group, Inc.	7.625	09-01-23	500,000	455,000
LSC Communications, Inc. (B)(C)	8.750	10-15-23	400,000	28,000
Williams Scotsman International, Inc. (B)	7.875	12-15-22	360,000	369,000
Electrical equipment 0.3%
Eaton Corp.	2.750	11-02-22	500,000	523,045
Industrial conglomerates 0.6%
DuPont de Nemours, Inc.	2.169	05-01-23	1,000,000	1,020,147
Professional services 0.4%
IHS Markit, Ltd. (B)	5.000	11-01-22	500,000	536,821
Road and rail 0.3%
Uber Technologies, Inc. (B)	7.500	11-01-23	500,000	508,125
Trading companies and distributors 0.7%
Air Lease Corp.	2.250	01-15-23	66,000	61,558
Ashtead Capital, Inc. (B)	4.125	08-15-25	1,000,000	1,016,290
Information technology 3.8%				6,147,364
Communications equipment 0.3%
CommScope, Inc. (B)	5.500	03-01-24	400,000	411,380
Electronic equipment, instruments and components 0.9%
Dell International LLC (B)	5.450	06-15-23	1,000,000	1,073,702
Ingram Micro, Inc.	5.000	08-10-22	400,000	384,477
Semiconductors and semiconductor equipment 2.1%
Broadcom Corp.	3.625	01-15-24	1,000,000	1,051,296
Microchip Technology, Inc.	3.922	06-01-21	500,000	508,261
Micron Technology, Inc.	2.497	04-24-23	750,000	767,871
NXP BV (B)	4.125	06-01-21	1,000,000	1,028,975
Software 0.2%
NortonLifeLock, Inc.	3.950	06-15-22	400,000	406,000
Technology hardware, storage and peripherals 0.3%
Seagate HDD Cayman	4.250	03-01-22	500,000	515,402
Materials 2.2%				3,619,266
Chemicals 0.8%
Ashland LLC	4.750	08-15-22	45,000	46,913
CVR Partners LP (B)	9.250	06-15-23	400,000	376,000
International Flavors & Fragrances, Inc.	3.200	05-01-23	500,000	512,933
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Chemicals (continued)
W.R. Grace & Company (B)	5.125	10-01-21	400,000	$410,548
Containers and packaging 0.8%
Sealed Air Corp. (B)	5.250	04-01-23	750,000	789,375
Trident TPI Holdings, Inc. (B)	9.250	08-01-24	500,000	487,500
Metals and mining 0.6%
Anglo American Capital PLC (B)	3.750	04-10-22	976,000	995,997
Real estate 0.2%				378,375
Equity real estate investment trusts 0.2%
The GEO Group, Inc.	5.875	01-15-22	400,000	378,375
Utilities 2.7%				4,413,806
Electric utilities 2.2%
Emera US Finance LP	2.700	06-15-21	1,000,000	1,013,183
Eversource Energy	2.800	05-01-23	500,000	522,184
FirstEnergy Corp.	2.850	07-15-22	500,000	515,880
FirstEnergy Corp.	4.250	03-15-23	825,000	890,883
Instituto Costarricense de Electricidad (B)	6.950	11-10-21	400,000	381,200
Vistra Operations Company LLC (B)	3.550	07-15-24	300,000	306,726
Gas utilities 0.5%

AmeriGas Partners LP	5.625	05-20-24	750,000	783,750
Municipal bonds 2.4%				$3,999,301
(Cost $3,959,973)
Central Plains Energy Project (Nebraska)	5.000	03-01-50	1,000,000	1,110,430
Sales Tax Securitization Corp. (Illinois)	2.128	01-01-23	1,615,000	1,612,448
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (California)	2.621	07-01-23	1,000,000	1,026,350

State Public School Building Authority (Pennsylvania)	2.616	04-01-23	250,000	250,073
Term loans (D) 2.8%				$4,523,390
(Cost $4,757,236)
Communication services 0.7%				1,154,529
Diversified telecommunication services 0.3%
CenturyLink, Inc., Term Loan B (1 month LIBOR + 2.250%)	2.424	03-15-27	598,500	573,531
Media 0.4%
Virgin Media Bristol LLC, Term Loan N (1 month LIBOR + 2.500%)	2.684	01-31-28	600,000	580,998
Consumer discretionary 0.5%				741,524
Auto components 0.3%
Dealer Tire LLC, Term Loan B1 (1 month LIBOR + 4.250%)	4.424	12-12-25	498,750	461,344
16	JOHN HANCOCK SHORT DURATION BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Diversified consumer services 0.2%
Gems Menasa Cayman, Ltd., Term Loan B (3 month LIBOR + 5.000%)	5.363	07-31-26	297,011	$280,180
Consumer staples 0.3%				480,128
Household products 0.3%
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan (1 month LIBOR + 2.750%)	2.924	02-05-23	496,149	480,128
Financials 0.3%				574,078
Insurance 0.3%
USI, Inc., 2017 New Term Loan (1 month LIBOR + 3.000%)	3.174	05-16-24	598,465	574,078
Information technology 0.7%				1,121,921
Software 0.7%
Avaya, Inc., Term Loan B (1 month LIBOR + 4.250%)	4.434	12-15-24	600,000	557,400
Boxer Parent Company, Inc., USD Initial Term Loan (1 month LIBOR + 4.250%)	4.424	10-02-25	598,485	564,521
Materials 0.3%				451,210
Containers and packaging 0.3%

Mauser Packaging Solutions Holding Company, Initial Term Loan (3 month LIBOR + 3.250%)	4.561	04-03-24	496,173	451,210
Collateralized mortgage obligations 4.8%				$7,807,995
(Cost $7,891,856)
Commercial and residential 2.6%				4,163,920
Americold LLC Series 2010-ARTA, Class C (B)	6.811	01-14-29	141,000	141,932
Angel Oak Mortgage Trust I LLC Series 2018-3, Class A2 (B)(E)	3.751	09-25-48	161,375	163,447
AOA Mortgage Trust Series 2015-1177, Class C (B)(E)	3.010	12-13-29	250,000	249,961
Arroyo Mortgage Trust Series 2019-1, Class A1 (B)(E)	3.805	01-25-49	350,730	358,063
BBCMS Mortgage Trust
Series 2018-TALL, Class B (1 month LIBOR + 0.971%) (A)(B)	1.155	03-15-37	250,000	232,989
Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (A)(B)	2.621	03-15-37	195,000	162,661
BBCMS Trust Series 2015-MSQ, Class D (B)(E)	3.990	09-15-32	175,000	171,303
BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (A)(B)	1.505	03-15-37	222,000	209,260
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (A)(B)	1.934	12-15-37	99,000	$94,860
COLT Mortgage Loan Trust Series 2020-1, Class A1 (B)(E)	2.488	02-25-50	464,694	467,454
CSMC Trust
Series 2019-AFC1, Class A1 (B)	2.573	07-25-49	421,557	425,228
Series 2020-AFC1, Class A1 (B)(E)	2.240	02-25-50	130,985	131,181
KNDL Mortgage Trust
Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) (A)(B)	1.234	05-15-36	250,000	237,961
Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (A)(B)	1.534	05-15-36	250,000	236,283
Motel 6 Trust Series 2017-MTL6, Class C (1 month LIBOR + 1.400%) (A)(B)	1.584	08-15-34	200,612	180,504
New Residential Mortgage Loan Trust Series 2020-1A, Class A1B (B)(E)	3.500	10-25-59	456,661	467,791
Starwood Mortgage Residential Trust Series 2020-1, Class A1 (B)(E)	2.275	02-25-50	107,287	107,156
Verus Securitization Trust Series 2018-3, Class A2 (B)(E)	4.180	10-25-58	123,955	125,886
U.S. Government Agency 2.2%				3,644,075
Federal Home Loan Mortgage Corp.
Series 237, Class F23 (1 month LIBOR + 0.400%) (A)	0.584	05-15-36	131,362	131,917
Series 2412, Class OF (1 month LIBOR + 0.950%) (A)	1.134	12-15-31	112,639	113,730
Series 2526, Class FV (1 month LIBOR + 0.400%) (A)	0.584	04-15-27	67,432	67,257
Series 3540, Class KF (1 month LIBOR + 1.050%) (A)	1.234	11-15-36	157,164	161,483
Series 4508, Class CF (1 month LIBOR + 0.400%) (A)	0.584	09-15-45	151,786	151,503
Series 4606, Class FB (1 month LIBOR + 0.500%) (A)	0.684	08-15-46	150,082	150,254
Series 4620, Class LF (1 month LIBOR + 0.400%) (A)	0.584	10-15-46	119,717	119,493
Federal National Mortgage Association
Series 2003-135, Class FL (1 month LIBOR + 0.600%) (A)	0.768	01-25-34	280,882	283,948
Series 2003-7, Class FA (1 month LIBOR + 0.750%) (A)	0.918	02-25-33	164,719	166,441
Series 2006-104, Class FG (1 month LIBOR + 0.400%) (A)	0.568	11-25-36	136,166	136,038
Series 2006-126, Class CF (1 month LIBOR + 0.300%) (A)	0.468	01-25-37	186,932	186,688
Series 2006-62, Class FP (1 month LIBOR + 0.250%) (A)	0.418	07-25-36	138,183	137,037
18	JOHN HANCOCK SHORT DURATION BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2009-33, Class FB (1 month LIBOR + 0.820%) (A)	0.988	03-25-37	158,105	$160,601
Series 2010-107, Class KF (1 month LIBOR + 0.400%) (A)	0.887	03-25-36	121,596	121,412
Series 2010-123, Class FK (1 month LIBOR + 0.450%) (A)	0.618	11-25-40	133,907	133,699
Series 2010-141, Class FB (1 month LIBOR + 0.470%) (A)	0.638	12-25-40	237,066	237,648
Series 2012-2, Class FA (1 month LIBOR + 0.500%) (A)	0.668	02-25-42	67,775	67,986
Series 2014-73, Class FA (1 month LIBOR + 0.350%) (A)	0.518	11-25-44	358,821	357,270
Series 2016-100, Class AF (1 month LIBOR + 0.500%) (A)	0.870	01-25-47	463,332	466,518

Series 2016-40, Class AF (1 month LIBOR + 0.450%) (A)	1.434	07-25-46	292,949	293,152
Asset backed securities 28.4%				$46,319,881
(Cost $47,095,098)
Asset backed securities 28.4%				46,319,881
American Express Credit Account Master Trust Series 2019-2, Class A	2.670	11-15-24	2,000,000	2,080,725
American Tower Trust Series 2013, Class 2A (B)	3.070	03-15-48	500,000	511,622
AmeriCredit Automobile Receivables Trust Series 2017-2, Class D	3.420	04-18-23	500,000	512,010
AMMC CLO, Ltd. Series 2017-21A, Class A (3 month LIBOR + 1.250%) (A)(B)	1.806	11-02-30	500,000	492,235
Amur Equipment Finance Receivables VII LLC Series 2019-1A, Class A2 (B)	2.630	06-20-24	496,049	501,007
BCC Funding Corp. XVI LLC Series 2019-1A, Class A2 (B)	2.477	08-20-24	500,000	502,674
BCC Funding XIV LLC Series 2018-1A, Class B (B)	3.390	08-21-23	750,000	760,589
Capital One Multi-Asset Execution Trust Series 2016-A5, Class A5	1.660	06-17-24	725,000	735,063
Carlyle U.S. CLO, Ltd. Series 2017-2A, Class A1B (3 month LIBOR + 1.220%) (A)(B)	2.355	07-20-31	500,000	488,301
CarMax Auto Owner Trust Series 2020-2, Class A4	2.050	05-15-25	495,000	512,965
CCG Receivables Trust Series 2019-1, Class B (B)	3.220	09-14-26	610,000	593,726
CIFC Funding, Ltd.
Series 2013-2A, Class A1LR (3 month LIBOR + 1.210%) (A)(B)	2.345	10-18-30	390,000	385,317
Series 2018-2A, Class A1 (3 month LIBOR + 1.040%) (A)(B)	2.175	04-20-31	555,000	540,917
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Citibank Credit Card Issuance Trust Series 2016-A2, Class A2	2.190	11-20-23	1,000,000	$1,025,816
Commonbond Student Loan Trust Series 2015-A, Class A (B)	3.200	06-25-32	390,772	391,094
Crown Point CLO III, Ltd. Series 2015-3A, Class A2R (3 month LIBOR + 1.450%) (A)(B)	2.669	12-31-27	895,000	884,891
Cutwater, Ltd. Series 2014-1A, Class A2R (3 month LIBOR + 1.700%) (A)(B)	2.919	07-15-26	400,000	392,273
Dell Equipment Finance Trust Series 2020-1, Class A3 (B)	2.240	02-22-23	1,000,000	1,008,283
Dewolf Park CLO, Ltd. Series 2017-1A, Class A (3 month LIBOR + 1.210%) (A)(B)	2.429	10-15-30	750,000	737,226
Discover Card Execution Note Trust Series 2017-A2, Class A2	2.390	07-15-24	1,548,000	1,594,613
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A2I (3 month LIBOR + 1.250%) (A)(B)	2.241	07-25-47	487,500	475,941
DRB Prime Student Loan Trust Series 2016-A, Class A1 (1 month LIBOR + 2.000%) (A)(B)	2.168	04-25-40	270,250	271,881
ECMC Group Student Loan Trust Series 2019-1A, Class A1B (1 month LIBOR + 1.000%) (A)(B)	1.168	07-25-69	467,679	451,175
EdLinc Student Loan Funding Trust Series 2012-A, Class AT (3 month CMT + 3.150%) (A)(B)	3.270	10-01-25	196,406	196,733
Elara HGV Timeshare Issuer LLC Series 2019-A, Class A (B)	2.610	01-25-34	123,743	117,583
Exeter Automobile Receivables Trust
Series 2018-3A, Class D (B)	4.350	06-17-24	500,000	500,988
Series 2020-1A, Class C (B)	2.490	01-15-25	750,000	742,299
First Investors Auto Owner Trust Series 2016-2A, Class D (B)	3.350	11-15-22	500,000	496,460
Five Guys Funding LLC Series 2017-1A, Class A2 (B)	4.600	07-25-47	496,250	491,334
Flagship Credit Auto Trust
Series 2016-4, Class D (B)	3.890	11-15-22	500,000	504,929
Series 2018-2, Class D (B)	4.230	09-16-24	610,000	624,586
Series 2018-4, Class B (B)	3.880	10-16-23	155,000	157,659
Ford Credit Auto Lease Trust Series 2019-B, Class A3	2.220	10-15-22	2,000,000	2,026,401
Ford Credit Auto Owner Trust Series 2020-A, Class A2	1.030	10-15-22	1,000,000	1,004,298
Galaxy XXVI CLO, Ltd. Series 2018-26A, Class A (3 month LIBOR + 1.200%) (A)(B)	1.558	11-22-31	685,921	665,736
20	JOHN HANCOCK SHORT DURATION BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
GM Financial Consumer Automobile Receivables Trust Series 2020-2, Class A4	1.740	08-18-25	125,000	$126,971
Honda Auto Receivables Owner Trust Series 2018-4, Class A3	3.160	01-17-23	2,000,000	2,052,650
HPEFS Equipment Trust
Series 2019-1A, Class D (B)	2.720	09-20-29	500,000	485,354
Series 2020-1A, Class C (B)	2.030	02-20-30	1,000,000	969,963
Hyundai Auto Receivables Trust Series 2020-A, Class A4	1.720	06-15-26	260,000	266,357
Iowa Student Loan Liquidity Corp. Series 2011-1, Class A (3 month LIBOR + 1.250%) (A)	2.456	06-25-42	193,820	184,453
MMAF Equipment Finance LLC Series 2019-B, Class A2 (B)	2.070	10-12-22	500,000	503,123
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month LIBOR + 1.600%) (A)(B)	1.784	10-15-31	249,000	243,823
Series 2020-BA, Class A1 (B)	1.800	01-15-69	901,511	903,386
Nissan Auto Receivables Owner Trust Series 2019-A, Class A3	2.900	10-16-23	1,700,000	1,753,315
NMEF Funding LLC Series 2019-A, Class A (B)	2.730	08-17-26	761,442	762,786
Oasis LLC
Series 2020-1A, Class A (B)	3.820	01-15-32	611,420	610,597
Series 2020-2A, Class A (B)	4.262	05-15-32	500,000	500,000
OnDeck Asset Securitization Trust II LLC Series 2019-1A, Class C (B)	3.330	11-18-24	400,000	357,635
PFS Financing Corp.
Series 2018-B, Class A (B)	2.890	02-15-23	500,000	500,700
Series 2018-D, Class A (B)	3.190	04-17-23	925,000	928,093
Santander Consumer Auto Receivables Trust Series 2020-AA, Class A (B)	1.370	10-15-24	765,000	764,904
Santander Drive Auto Receivables Trust Series 2018-3, Class D	4.070	08-15-24	675,000	688,018
Silvermore CLO, Ltd. Series 2014-1A, Class A1R (3 month LIBOR + 1.170%) (A)(B)	1.562	05-15-26	533,216	530,414
Small Business Lending Trust Series 2020-A, Class A (B)	2.620	12-15-26	844,390	828,749
SMB Private Education Loan Trust Series 2017-B, Class A2B (1 month LIBOR + 0.750%) (A)(B)	0.934	10-15-35	770,427	746,684
STORE Master Funding LLC Series 2013-1A, Class A2 (B)	4.650	03-20-43	182,996	181,373
Taco Bell Funding LLC Series 2016-1A, Class A2II (B)	4.377	05-25-46	533,500	539,747
Tidewater Auto Receivables Trust Series 2020-AA, Class C (B)	1.910	09-15-26	1,000,000	966,917
Towd Point Mortgage Trust
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	21

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2015-2, Class 1A13 (B)(E)	2.500	11-25-60	417,673	$419,585
Series 2015-5, Class A1B (B)(E)	2.750	05-25-55	28,941	29,137
Series 2017-1, Class A1 (B)(E)	2.750	10-25-56	459,831	466,458
Series 2018-3, Class A1 (B)(E)	3.750	05-25-58	88,933	93,482
Series 2018-4, Class A1 (B)(E)	3.000	06-25-58	210,369	218,271
Toyota Auto Receivables Owner Trust
Series 2018-C, Class A3	3.020	12-15-22	500,000	510,904
Series 2020-B, Class A4	1.660	09-15-25	880,000	902,111
TRIP Rail Master Funding LLC Series 2017-1A, Class A1 (B)	2.709	08-15-47	578,170	577,388
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 (B)	4.072	02-16-43	723,350	731,425
Wellfleet CLO, Ltd. Series 2016-2A, Class A2R (3 month LIBOR + 1.580%) (A)(B)	2.715	10-20-28	500,000	481,669
Westlake Automobile Receivables Trust
Series 2018-2A, Class D (B)	4.000	01-16-24	500,000	506,249
Series 2018-3A, Class C (B)	3.610	10-16-23	500,000	507,865
Series 2019-2A, Class C (B)	2.840	07-15-24	750,000	752,427
Willis Engine Structured Trust V Series 2020-A, Class C (B)	6.657	03-15-45	979,167	347,548

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 3.2%				$5,196,573
(Cost $5,196,573)
U.S. Government Agency 2.0%				3,208,000
Federal Agricultural Mortgage Corp. Discount Note	0.010	06-01-20	3,208,000	3,208,000

	Yield (%)	Shares	Value
Short-term funds 1.2%			1,988,573
Federated Government Obligations Fund, Institutional Class	0.1200(F)	1,988,573	1,988,573

Total investments (Cost $164,461,204) 99.9%	$162,978,683
Other assets and liabilities, net 0.1%	243,937
Total net assets 100.0%	$163,222,620

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
22	JOHN HANCOCK SHORT DURATION BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $64,777,245 or 39.7% of the fund's net assets as of 5-31-20.
(C)	Non-income producing - Issuer is in default.
(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	The rate shown is the annualized seven-day yield as of 5-31-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 5-31-20, the aggregate cost of investments for federal income tax purposes was $164,835,440. Net unrealized depreciation aggregated to $1,856,757, of which $1,688,837 related to gross unrealized appreciation and $3,545,594 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	23

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-20

Assets
Unaffiliated investments, at value (Cost $164,461,204)	$162,978,683
Cash	18,214
Interest receivable	1,007,141
Receivable for fund shares sold	975,994
Receivable from affiliates	1,993
Other assets	28,011
Total assets	165,010,036
Liabilities
Distributions payable	392,768
Payable for investments purchased	1,340,353
Payable for fund shares repurchased	16,670
Payable to affiliates
Accounting and legal services fees	9,658
Transfer agent fees	523
Trustees' fees	93
Other liabilities and accrued expenses	27,351
Total liabilities	1,787,416
Net assets	$163,222,620
Net assets consist of
Paid-in capital	$164,903,471
Total distributable earnings (loss)	(1,680,851)
Net assets	$163,222,620

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($744,138 ÷ 75,157 shares)[1]	$9.90
Class C ($129,988 ÷ 13,126 shares)[1]	$9.90
Class I ($4,145,837 ÷ 418,740 shares)	$9.90
Class R6 ($248,078 ÷ 25,053 shares)	$9.90
Class NAV ($157,954,579 ÷ 15,953,915 shares)	$9.90
Maximum offering price per share
Class A (net asset value per share ÷ 97.75%)[2]	$10.13

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
24	JOHN HANCOCK Short Duration Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the period ended 5-31-201

Investment income
Interest	$3,319,373
Expenses
Investment management fees	245,211
Distribution and service fees	1,386
Accounting and legal services fees	21,781
Transfer agent fees	2,318
Trustees' fees	1,261
Custodian fees	58,298
State registration fees	63,840
Printing and postage	12,976
Professional fees	107,543
Other	9,425
Total expenses	524,039
Less expense reductions	(197,216)
Net expenses	326,823
Net investment income	2,992,550
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	409,076
409,076
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(1,482,521)
(1,482,521)
Net realized and unrealized loss	(1,073,445)
Increase in net assets from operations	$1,919,105
[1] Period from 7-16-19 (commencement of operations) to 5-31-20.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Short Duration Bond Fund	25

STATEMENT OF CHANGES IN NET ASSETS

Period ended 5-31-20[1]
Increase (decrease) in net assets
From operations
Net investment income	$2,992,550
Net realized gain	409,076
Change in net unrealized appreciation (depreciation)	(1,482,521)
Increase in net assets resulting from operations	1,919,105
Distributions to shareholders
From earnings
Class A	(7,879)
Class C	(1,495)
Class I	(43,951)
Class R6	(2,903)
Class NAV	(3,555,912)
Total distributions	(3,612,140)
From fund share transactions	164,915,655
Total increase	163,222,620
Net assets
Beginning of period	—
End of period	$163,222,620

[1]	Period from 7-16-19 (commencement of operations) to 5-31-20.
26	JOHN HANCOCK Short Duration Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES	Period ended 5-31-20[1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.18
Net realized and unrealized gain (loss) on investments	(0.03)
Total from investment operations	0.15
Less distributions
From net investment income	(0.25)
Net asset value, end of period	$9.90
Total return (%)[3,4]	1.56 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84 [6]
Expenses including reductions	0.65 [6]
Net investment income	2.03 [6]
Portfolio turnover (%)	58

[1]	Period from 7-16-19 (commencement of operations) to 5-31-20.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Short Duration Bond Fund	27

CLASS C SHARES	Period ended 5-31-20[1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.13
Net realized and unrealized gain (loss) on investments	(0.04)
Total from investment operations	0.09
Less distributions
From net investment income	(0.19)
Net asset value, end of period	$9.90
Total return (%)[3,4]	0.90 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.59 [7]
Expenses including reductions	1.40 [7]
Net investment income	1.47 [7]
Portfolio turnover (%)	58

[1]	Period from 7-16-19 (commencement of operations) to 5-31-20.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
28	JOHN HANCOCK Short Duration Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES	Period ended 5-31-20[1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.18
Net realized and unrealized gain (loss) on investments	(0.01)
Total from investment operations	0.17
Less distributions
From net investment income	(0.27)
Net asset value, end of period	$9.90
Total return (%)[3]	1.75 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	0.60 [5]
Expenses including reductions	0.40 [5]
Net investment income	2.04 [5]
Portfolio turnover (%)	58

[1]	Period from 7-16-19 (commencement of operations) to 5-31-20.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Short Duration Bond Fund	29

CLASS R6 SHARES	Period ended 5-31-20[1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.20
Net realized and unrealized gain (loss) on investments	(0.01)
Total from investment operations	0.19
Less distributions
From net investment income	(0.29)
Net asset value, end of period	$9.90
Total return (%)[3]	1.88 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.48 [6]
Expenses including reductions	0.29 [6]
Net investment income	2.32 [6]
Portfolio turnover (%)	58

[1]	Period from 7-16-19 (commencement of operations) to 5-31-20.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
30	JOHN HANCOCK Short Duration Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES	Period ended 5-31-20[1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2]	0.23
Net realized and unrealized gain (loss) on investments	(0.04)
Total from investment operations	0.19
Less distributions
From net investment income	(0.29)
Net asset value, end of period	$9.90
Total return (%)[3]	1.88 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$158
Ratios (as a percentage of average net assets):
Expenses before reductions	0.47 [5]
Expenses including reductions	0.29 [5]
Net investment income	2.69 [5]
Portfolio turnover (%)	58

[1]	Period from 7-16-19 (commencement of operations) to 5-31-20.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Short Duration Bond Fund	31

Notes to financial statements
Note 1—Organization
John Hancock Short Duration Bond Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with prudent investment risk.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The fund commenced operations on July 16, 2019.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities
32	JOHN HANCOCK Short Duration Bond Fund | ANNUAL REPORT

valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of May 31, 2020, by major security category or type:
	Total value at 5-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$24,759,802	—	$24,759,802	—
Corporate bonds	70,371,741	—	70,371,741	—
Municipal bonds	3,999,301	—	3,999,301	—
Term loans	4,523,390	—	4,523,390	—
Collateralized mortgage obligations	7,807,995	—	7,807,995	—
Asset backed securities	46,319,881	—	46,319,881	—
Short-term investments	5,196,573	$1,988,573	3,208,000	—
Total investments in securities	$162,978,683	$1,988,573	$160,990,110	—
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, it could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities,
ANNUAL REPORT | JOHN HANCOCK Short Duration Bond Fund	33

effectively reducing the fund's income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund's cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the period ended May 31, 2020, the fund had no borrowings under the line of credit. Commitment fees for the period ended May 31, 2020 were $1,187.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
34	JOHN HANCOCK Short Duration Bond Fund | ANNUAL REPORT

The fund’s federal tax returns will be subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the period ended May 31, 2020 was as follows:
May 31, 2020
Ordinary income	$3,612,140
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2020, the components of distributable earnings on a tax basis consisted of $581,603 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to distributions payable and amortization and accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: 0.220% of the first $250 million of the fund’s average daily net assets; and 0.200% of the fund’s average daily net assets in excess of $250 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
ANNUAL REPORT | JOHN HANCOCK Short Duration Bond Fund	35

fund. During the period ended May 31, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.29% of average daily net assets of the fund and expenses of Class A, Class C, Class I, and Class R6 shares exceed 0.65%, 1.40%, 0.40%, and 0.29%, respectively, of average daily net assets attributable to the class. Expenses of the fund means all expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. Expenses of Class A, Class C, Class I, and Class R6 shares means all expenses of the fund attributable to the applicable class plus class-specific expenses. Each agreement expires on September 30, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the period ended May 31, 2020, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$544
Class C	146
Class I	2,829
Class	Expense reduction
Class R6	$186
Class NAV	193,511
Total	$197,216

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period ended May 31, 2020, were equivalent to a net annual effective rate of 0.04% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the period ended May 31, 2020 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares may be subject to up-front sales charges. For the period ended May 31, 2020, no sales charges were assessed.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $250,000 or more and are redeemed within 18 months of purchase are subject to a 0.50% sales charge.Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original
36	JOHN HANCOCK Short Duration Bond Fund | ANNUAL REPORT

purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the period ended May 31, 2020, there were no CDSCs received by the Distributor for Class A and Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the period ended May 31, 2020 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$680	$344
Class C	706	87
Class I	—	1,877
Class R6	—	10
Total	$1,386	$2,318
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the period ended May 31, 2020 were as follows:
	Period ended 5-31-20[1]
	Shares	Amount
Class A shares
Sold	181,255	$1,788,890
Distributions reinvested	633	6,268
Repurchased	(106,731)	(1,043,479)
Net increase	75,157	$751,679
Class C shares
Sold	23,066	$231,380
Distributions reinvested	56	551
Repurchased	(9,996)	(96,857)
Net increase	13,126	$135,074
ANNUAL REPORT | JOHN HANCOCK Short Duration Bond Fund	37

	Period ended 5-31-20[1]
	Shares	Amount
Class I shares
Sold	446,770	$4,399,094
Distributions reinvested	4,331	42,858
Repurchased	(32,361)	(319,871)
Net increase	418,740	$4,122,081
Class R6 shares
Sold	24,902	$249,821
Distributions reinvested	151	1,477
Net increase	25,053	$251,298
Class NAV shares
Sold	18,275,944	$182,431,935
Distributions reinvested	358,018	3,555,912
Repurchased	(2,680,047)	(26,332,324)
Net increase	15,953,915	$159,655,523
Total net increase	16,485,991	$164,915,655

[1]	Period from 7-16-19 (commencement of operations) to 5-31-20.
Affiliates of the fund owned 7%, 38%, 100% and 100% of shares of Class A, Class C, Class R6 and Class NAV, respectively, on May 31, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $186,415,002 and $33,983,982, respectively, for the period ended May 31, 2020. Purchases and sales of U.S. Treasury obligations aggregated $45,897,701 and $39,324,865, respectively, for the period ended May 31, 2020.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At May 31, 2020, funds within the John Hancock group of funds complex held 96.8% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	31.9%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	27.2%
John Hancock Funds II Multimanager 2020 Lifetime Portfolio	13.5%
John Hancock Funds II Multimanager 2025 Lifetime Portfolio	10.0%
John Hancock Funds II Multimanager 2015 Lifetime Portfolio	7.5%
John Hancock Funds II Multimanager 2010 Lifetime Portfolio	6.7%
38	JOHN HANCOCK Short Duration Bond Fund | ANNUAL REPORT

Note 8—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR after 2021. This event will likely cause LIBOR to cease to be published. Before then, it is expected that market participants will transition to the use of different reference or benchmark rates. However, although regulators have suggested alternative rates, there is currently no definitive information regarding the future utilization of LIBOR or of any replacement rate.
It is uncertain what impact the discontinuation of LIBOR will have on the use of LIBOR as a reference rate for securities in which the fund invests. It is expected that market participants will amend financial instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. In addition, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. As market participants transition away from LIBOR, LIBOR's usefulness may deteriorate, which could occur prior to the end of 2021. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR's deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
Note 9—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
ANNUAL REPORT | JOHN HANCOCK Short Duration Bond Fund	39

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Bond Trust and Shareholders of John Hancock Short Duration Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Short Duration Bond Fund (one of the funds constituting John Hancock Bond Trust, referred to hereafter as the “Fund”) as of May 31, 2020, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period July 16, 2019 (commencement of operations) through May 31, 2020, (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2020, the results of its operations, the changes in its net assets and the financial highlights for the period July 16, 2019 (commencement of operations) through May 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2020 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 13, 2020
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
40	JOHN HANCOCK SHORT DURATION BOND FUND | ANNUAL REPORT

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2020.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2020 Form 1099-DIV in early 2021. This will reflect the tax character of all distributions paid in calendar year 2020.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	41

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program

This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including Short Duration Bond Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.

The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Committee also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Committee may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues.

The Committee provided the Board at a meeting held on March 15-17, 2020 with a written report which addressed the Committee's assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period December 1, 2018 through December 31, 2019, included an assessment of important aspects of the LRMP including, but not limited to:

•	Operation of the Fund's Redemption-In-Kind Procedures;
•	Highly Liquid Investment Minimum (HLIM) determination;
•	Compliance with the 15% limit on illiquid investments;
•	Reasonably Anticipated Trade Size (RATS) determination;
•	Security-level liquidity classifications; and
•	Liquidity risk assessment.

The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee's actions to address such matters.

Redemption-In-Kind Procedures

Rule 22e-4 requires any fund that engages in or reserves the right to engage in in-kind redemptions to adopt and implement written policies and procedures regarding in-kind redemptions as part of the management of its liquidity risk. These procedures address the process for redeeming in kind, as well as the circumstances under which the Fund would consider redeeming in kind. Anticipated large redemption activity will be evaluated to identify situations where redeeming in securities instead of cash may be appropriate.

ANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION BOND FUND       42

As part of its annual assessment of the LRMP, the Committee reviewed the implementation and operation of the Redemption-In-Kind Procedures and determined they are operating in a manner that such procedures are adequate and effective to manage in-kind redemptions on behalf of the Fund as part of the LRMP.

Highly Liquid Investment Minimum determination

The Committee uses an HLIM model to determine a Fund's HLIM. This process incorporates the Fund's investment strategy, historical redemptions, liquidity classification rollup percentages and cash balances, redemption policy, access to funding sources, distribution channels and client concentrations. If the Fund falls below its established HLIM for a period greater than 7 consecutive calendar days, the Committee prepares a report to the Board within one business day following the seventh consecutive calendar day with an explanation of how the Fund plans to restore its HLIM within a reasonable period of time.

Based on the HLIM model, the Committee has determined that the Fund qualifies as a Primarily Highly Liquid Fund (PHLF). It is therefore not required to establish a HLIM. The Fund is tested quarterly to confirm its PHLF status.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to HLIM and PHLF determinations, and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Compliance with the 15% limit on illiquid investments

Rule 22e-4 sets an aggregate illiquid investment limit of 15% for a fund. Funds are prohibited from acquiring an illiquid investment if this results in greater than 15% of its net assets being classified as illiquid. When applying this limit, the Committee defines "illiquid investment" to mean any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a 15% illiquid investment limit breach occurs for longer than 1 business day, the Fund is required to notify the Board and provide a plan on how to bring illiquid investments within the 15% threshold, and after 7 days confidentially notify the Securities and Exchange Commission (the SEC).

In February 2019, as a result of extended security markets closures in connection with the Chinese New Year in certain countries, the SEC released guidance, and the Committee approved and adopted an Extended Market Holiday Policy to plan for and monitor known Extended Market Holidays (defined as all expected market holiday closures spanning four or more calendar days).

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to the 15% illiquid investment limit and determined such policies and procedures are operating in a manner that is adequate and effective as part of the LMRP.

Reasonably Anticipated Trade Size determination

In order to assess the liquidity risk of a Fund, the Committee considers the impact on the Fund that redemptions of a RATS would have under both normal and reasonably foreseeable stressed conditions. Modelling the Fund's RATS requires quantifying cash flow volatility and analyzing distribution channel concentration and redemption risk. The model is designed to estimate the amount of assets that the Fund could reasonably anticipate trading on a given day, during both normal and reasonably foreseeable stressed conditions, to satisfy redemption requests.

ANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION BOND FUND       43

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to RATS determinations and determined that such policies and procedures are operating in a manner that is adequate and effective at making RATS determinations as part of the LRMP.

Security-level liquidity classifications

When classifying the liquidity of portfolio securities, the Fund adheres to the liquidity classification procedures established by the Advisor. In assigning a liquidity classification to Fund portfolio holdings, the following key inputs, among others, are considered: the Fund's RATS, feedback from the applicable Subadvisor on market-, trading- and investment-specific considerations, an assessment of current market conditions and fund portfolio holdings, and a value impact standard. The Subadvisor also provides position-level data to the Committee for use in monthly classification reconciliation in order to identify any classifications that may need to be changed as a result of the above considerations.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to security-level liquidity classifications and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Liquidity risk assessment

The Committee periodically reviews and assesses, the Fund's liquidity risk, including its investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions (including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives), cash flow analysis during both normal and reasonably foreseeable stressed conditions, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.

As part of its annual assessment of the LRMP, the Committee reviewed Fund-Level Liquidity Risk Assessment Reports for each of the Funds and determined that the investment strategy for each Fund continues to be appropriate for an open-ended structure.

Adequacy and Effectiveness

Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

ANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION BOND FUND       44

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	195
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2012	195
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	195
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2012	195
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	1986	195
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2012	195
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION BOND FUND       45

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2008	195
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Massachusetts Women's Forum (since 2018); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates,[2] Born: 1946	2012	195
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	1994	195
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A. Russo, Born: 1949	2009	195
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION BOND FUND       46

Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	195
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

Marianne Harrison, Born: 1963	2018	195
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary's General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013-2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

ANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION BOND FUND       47

Principal officers who are not Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION BOND FUND       48

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Jeffrey N. Given, CFA
Howard C. Greene, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. PO Box 219909 Kansas City, MO 64121-9909	Express mail: John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407

ANNUAL REPORT   |   JOHN HANCOCK SHORT DURATION BOND FUND       49

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Short Duration Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1210559	472A 5/20 7/2020

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2020, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended May 31, 2020 and 2019. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2020	May 31, 2019
John Hancock Government Income Fund	$54,305	$48,419
John Hancock Investment Grade Bond Fund	55,322	49,389
John Hancock High Yield Fund	79,874	72,812
John Hancock ESG Core Bond Fund	50,816	38,621
John Hancock Short Duration Bond Fund	61,593	-
Total	$301,910	$209,241

(b) Audit-Related Services
Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. In addition, amounts billed to control affiliates were $116,467 and $113,000 for the fiscal years ended May 31, 2020 and 2019, respectively.

Fund	May 31, 2020	May 31, 2019
John Hancock Government Income Fund	$591	$571
John Hancock Investment Grade Bond Fund	591	571
John Hancock High Yield Fund	591	571
John Hancock ESG Core Bond Fund	591	571
John Hancock Short Duration Bond Fund	591	-
Total	$2,955	$2,284

(c) Tax Fees
The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to the following for the fiscal years ended May 31, 2020 and 2019. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2020	May 31, 2019
John Hancock Government Income Fund	$3,837	$3,725
John Hancock Investment Grade Bond Fund	3,837	3,725
John Hancock High Yield Fund	3,837	3,725
John Hancock ESG Core Bond Fund	3,837	3,725
John Hancock Short Duration Bond Fund	3,837	-
Total	$19,185	$14,900

(d) All Other Fees
Other fees billed for professional services rendered by the principal accountant to the registrant or to the control affiliates for the fiscal years ended May 31, 2020 and 2019 amounted to the following:

Fund	May 31, 2020	May 31, 2019
John Hancock Government Income Fund	$89	$89
John Hancock Investment Grade Bond Fund	89	89
John Hancock High Yield Fund	89	89
John Hancock ESG Core Bond Fund	89	89
John Hancock Short Duration Bond Fund	89	-
Total	$445	$356

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:
There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant for the fiscal year ended May 31, 2020, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates for the fiscal years ended May 31, 2020 and 2019 amounted to the following:

Trust	May 31, 2020	May 31, 2019
John Hancock Bond Trust	$1,032,628	$919,444

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman
Charles L. Bardelis
Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.: Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	July 14, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	July 14, 2020

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	July 14, 2020